AMERITAS LIFE INSURANCE CORP. LOGO

PROSPECTUS

Policy -- A Survivorship Flexible Premium Variable Universal Life
                                                                 5900 "O" Street
Insurance Policy issued by Ameritas Life Insurance Corp.
                                               P.O. Box 81889/Lincoln, NE  68501
--------------------------------------------------------------------------------

This prospectus describes a survivorship flexible premium variable universal life insurance Policy ("Policy"), issued by Ameritas Life Insurance Corp. ("Ameritas"), that pays a Death Benefit upon the Second Death. There is no benefit payable on the death of the first Insured. Like traditional life insurance policies, a Policy provides Death Benefits to Beneficiaries and gives you, the Policy Owner, the opportunity to increase the Policy's value. Unlike traditional policies, the Policy lets you vary the frequency and amount of premium payments, rather than follow a fixed premium payment schedule. It also lets you change the level of Death Benefits as often as once each year.


A Policy is different from traditional life insurance policies in another important way: you select how Policy premiums will be invested. Although each Policy Owner is guaranteed a minimum Death Benefit, the value of the Policy, as well as the actual Death Benefit, will vary with the performance of investments you select.

The investment options available through the Policy include investment portfolios from Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT"), BT Insurance Funds Trust ("Bankers Trust") and Rydex Variable Trust ("Rydex") (collectively the "Funds"). Each of these portfolios has its own investment objective and policies. These are described in the prospectuses for each investment portfolio which must accompany this prospectus. You may also choose to allocate premium payments to the Fixed Account managed by Ameritas.

A Policy will be issued after Ameritas accepts a prospective Policy Owner's application. Generally, an application must specify a Death Benefit no less than $100,000. These Policies are available to cover individuals between the ages of 20 and 90 at the time of purchase, although at least one of the individuals must be no older than 85. A Policy, once purchased, may generally be canceled within 10 days after you receive it.

This prospectus is designed to assist you in understanding the opportunity and risks associated with the purchase of a Policy. Prospective Policy Owners are urged to read the prospectus carefully and retain it for future reference.

This prospectus includes a summary of the most important features of the Policy, information about Ameritas, a list of the investment portfolios to which you may allocate premium payments, and a detailed description of the Policy. The appendix to the prospectus includes tables designed to illustrate how values and Death Benefits may change with the investment experience of the Investment Options.

This prospectus must be accompanied by a prospectus for each of the investment portfolios available through the Policy.

Although the Policy is designed to provide life insurance, a Policy is considered to be a security. It is not a deposit with, an obligation of, or guaranteed or endorsed by any banking institution, nor is it insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The purchase of a Policy involves investment risk, including the possible loss of principal. For this reason, this Policy may not be suitable for all individuals. It may not be advantageous to purchase a Policy as a replacement for another type of life insurance or as a way to obtain additional insurance protection if the purchaser already owns another survivorship flexible premium variable universal life insurance policy.

The  Securities   and  Exchange   Commission   ("SEC")   maintains  a  web  site
(http://www.sec.gov) that contains other information regarding registrants that file electronically with the Securities and Exchange Commission.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES REGULATORY AUTHORITY HAS APPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                  July 30, 1999


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

TABLE OF CONTENTS                                                           PAGE

DEFINITIONS....................................................................3
SUMMARY........................................................................6
YEAR 2000......................................................................9
AMERITAS, THE SEPARATE ACCOUNT AND THE FUNDS..................................10
         Ameritas Life Insurance Corp.........................................10
         The Separate Account.................................................10
         Performance Information..............................................10
         The Funds............................................................10
         Investment Objectives and Policies of the Funds' Portfolios..........12
         Addition, Deletion or Substitution of Investments....................13
         Fixed Account........................................................13
POLICY BENEFITS...............................................................14
         Purposes of the Policy...............................................14
         Death Benefit Proceeds...............................................14
         Death Benefit Options................................................14
         Methods of Affecting Insurance Protection............................16
         Duration of Policy...................................................16
         Accumulation Value...................................................16
         Payment of Policy Benefits...........................................17
POLICY RIGHTS.................................................................18
         Loan Benefits........................................................18
         Surrenders...........................................................18
         Partial Withdrawals..................................................19
         Transfers............................................................19
         Systematic Programs..................................................20
         Free Look Privilege..................................................20
PAYMENT AND ALLOCATION OF PREMIUMS............................................20
         Issuance of a Policy.................................................20
         Premiums.............................................................21
         Allocation of Premiums and Accumulation Value........................22
         Policy Lapse and Reinstatement.......................................22
CHARGES AND DEDUCTIONS........................................................23
         Deductions From Premium Payments.....................................23
         Charges From Accumulation Value......................................23
         Daily Charges Against the Separate Account...........................24
         Fund Expense Summary.................................................25
GENERAL PROVISIONS............................................................26
DISTRIBUTION OF THE POLICIES..................................................28
FEDERAL TAX MATTERS...........................................................29
SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS..................................31
THIRD PARTY SERVICES..........................................................31
VOTING RIGHTS.................................................................31
STATE REGULATION OF AMERITAS..................................................32
EXECUTIVE OFFICERS AND DIRECTORS OF AMERITAS..................................32
LEGAL MATTERS.................................................................35
LEGAL PROCEEDINGS.............................................................35
EXPERTS.......................................................................35
ADDITIONAL INFORMATION........................................................36
FINANCIAL STATEMENTS..........................................................36
AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL........................F-I-1
AMERITAS LIFE INSURANCE CORP. ............................................F-II-1
APPENDIX A ..................................................................A-1

The Policy, certain Funds, and/or certain riders are not available in all states.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER, SALESPERSON, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.


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

DEFINITIONS

ACCRUED EXPENSE CHARGES - Any Monthly Deductions that are due and unpaid.

ACCUMULATION VALUE - The total amount that the Policy provides for investment at any time. It is equal to the total of the Accumulation Value held in Separate Account LLVL, the Fixed Account, and any Accumulation Value held in the General Account which secures Outstanding Policy Debt.

ADMINISTRATIVE EXPENSE CHARGE - A charge, which is part of the Monthly Deduction, to cover the cost of administering the Policy.

AMERITAS - ("we, us, our") Ameritas Life Insurance Corp., a Nebraska stock life insurance company. Ameritas' Home Office is located at 5900 "O" Street, P.O. Box 81889, Lincoln, NE 68501.

ASSET-BASED ADMINISTRATIVE EXPENSE CHARGE - A daily charge that is deducted from the overall assets of Separate Account LLVL to provide for expenses of ongoing administrative services to the Policy Owners as a group.

ATTAINED AGE - The Issue Age of the younger Insured plus the number of complete Policy Years that the Policy has been in force.

BENEFICIARY - The person or persons to whom the Death Benefit Proceeds are payable upon the Second Death. (See the sections on Beneficiary and Change of Beneficiary.)

COST OF INSURANCE - A charge deducted monthly from the Accumulation Value to provide the life insurance protection. The Cost of Insurance is calculated with reference to an annual "Cost of Insurance Rate." This rate is based on the Issue Age, sex, and risk class of each Insured and the Policy duration. The Cost of Insurance is part of the Monthly Deduction.

DEATH BENEFIT - The amount of insurance coverage provided under the selected Death Benefit option of the Policy.

DEATH BENEFIT PROCEEDS - The proceeds payable to the Beneficiary upon receipt by Ameritas of Satisfactory Proof of Death of both Insureds while the Policy is in force. It is equal to: (l) the Death Benefit; (2) plus additional life insurance proceeds provided by any riders; (3) minus any Outstanding Policy Debt; (4) minus any Accrued Expense Charges, including the Monthly Deduction for the month of the Second Death.

FIXED ACCOUNT - An account that is a part of Ameritas' General Account to which all or a portion of Net Premiums and transfers may be allocated for accumulation at fixed rates of interest.

GENERAL ACCOUNT - The General Account of Ameritas includes all of Ameritas' assets except those assets segregated into separate accounts such as Separate Account LLVL.

GRACE PERIOD - A 61 day period from the date written notice of lapse is mailed to the Policy Owner's last known address. If the Policy Owner makes the payment specified in the notification of lapse, the Policy will not lapse.

GUARANTEED DEATH BENEFIT (IN MARYLAND, "GUARANTEED DEATH BENEFIT TO PREVENT LAPSE") PERIOD - The number of years the "Guaranteed Death Benefit" provision will apply. The period extends to Attained Age 85 but in no event is less than 10 years, and may be restricted as a result of state law. Not available in Massachusetts. This benefit is provided without an additional Policy charge.

GUARANTEED DEATH BENEFIT PREMIUM - A specified premium which, if paid in advance on a monthly prorated basis, will keep the Policy in force during the Guaranteed Death Benefit Period so long as other Policy provisions are met, even if the Net Cash Surrender Value is zero or less.

INSUREDS - The two persons whose lives are insured under the Policy.

INVESTMENT OPTIONS - Refers to the Subaccounts and/or the Fixed Account offered under this Policy.

ISSUE AGE - The actual age of each Insured on the Policy Date.

ISSUE DATE - The date that all financial, contractual and administrative requirements have been met and processed for the Policy.

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MINIMUM  PREMIUM - A specified  premium  which,  if paid in advance on a monthly prorated basis, will keep the Policy in force during the first sixty Policy months ("Minimum Benefit" Period) so long as other Policy provisions are met, even if the Net Cash Surrender Value is zero or less.

MONTHLY ACTIVITY DATE - The same date in each succeeding month as the Policy Date except should such Monthly Activity Date fall on a date other than a Valuation Date, the Monthly Activity Date will be the next Valuation Date.

MONTHLY DEDUCTION - The deductions taken from the Accumulation Value on the Monthly Activity Date. These deductions are equal to: (1) the current Cost of Insurance; (2) the Administrative Expense Charge; and (3) rider charges, if any.

MORTALITY AND EXPENSE RISK CHARGE - A daily charge that is deducted from the overall assets of Separate Account LLVL to provide for the risk that mortality and expense costs may be greater than expected.

NET AMOUNT AT RISK - The amount by which the Death Benefit as calculated on a Monthly Activity Date exceeds the Accumulation Value on that date.

NET CASH SURRENDER VALUE - The Accumulation Value of the Policy on any Valuation Date (including for this purpose, the date of Surrender), less any Outstanding Policy Debt.

NET POLICY FUNDING - Net Policy Funding is the sum of all premiums paid, less any partial withdrawals and less any Outstanding Policy Debt.

NET PREMIUM - Premium paid less the Percent of Premium Charge for Taxes.

OUTSTANDING POLICY DEBT - The sum of all unpaid Policy loans and accrued interest on Policy loans.

PERCENT OF PREMIUM CHARGE FOR TAXES - The amount deducted from each premium received to cover certain expenses, expressed as a percentage of the premium.

PLANNED PERIODIC PREMIUMS - A selected schedule of equal premiums payable at fixed intervals. The Policy Owner is not required to follow this schedule, nor does following this schedule ensure that the Policy will remain in force unless the payments meet the requirements of the Minimum Benefit or the Guaranteed Death Benefit.

POLICY - The survivorship flexible premium variable universal life insurance Policy offered by Ameritas and described in this prospectus.

POLICY ANNIVERSARY DATE - The same day as the Policy Date for each year the Policy remains in force.

POLICY DATE - The effective date for all coverage provided in the application. The Policy Date is used to determine Policy Anniversary Dates, Policy Years and Monthly Activity Dates. Policy Anniversaries are measured from the Policy Date. The Policy Date and the Issue Date will be the same unless: (1) an earlier Policy Date is specifically requested, or (2) unless there are additional premiums or application amendments at time of delivery. (See the section on Issuance of a Policy.)

POLICY OWNER - ("you, your") The owner of the Policy, as designated in the application or as subsequently changed. If a Policy has been absolutely assigned, the assignee is the Policy Owner. A collateral assignee is not the Policy Owner.

POLICY YEAR - The period from one Policy Anniversary Date until the next Policy Anniversary Date. A "Policy Month" is measured from the same date in each succeeding month as the Policy Date.

SATISFACTORY PROOF OF DEATH - Satisfactory Proof of Death must be provided to us at the time of death of each Insured. Satisfactory Proof of Death means all of the following must be submitted:
     (1) A  certified  copy  of  both  death  certificates;
     (2) A  Claimant Statement;
     (3) The Policy; and
     (4) Any other information that Ameritas may reasonably require to establish the validity of the claim.


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

SECOND DEATH - The later of the dates of death of the Insureds.

SEPARATE ACCOUNT LLVL - This term refers to Separate Account LLVL, a separate investment account established by Ameritas to receive and invest the Net Premiums paid under the Policy and allocated by the Policy Owner to Separate Account LLVL. Separate Account LLVL is segregated from the General Account and all other assets of Ameritas.

SPECIFIED AMOUNT - The minimum Death Benefit under the Policy, as selected by the Policy Owner.

SUBACCOUNT - A subdivision of Separate Account LLVL. Each Subaccount invests exclusively in the shares of a specified portfolio of the Funds.

SURRENDER - The termination of the Policy for the Net Cash Surrender Value while at least one Insured is alive.

VALUATION DATE - Any day on which the New York Stock Exchange is open for trading.

VALUATION PERIOD - The period between two successive Valuation Dates, commencing at the close of the New York Stock Exchange ("NYSE") on one Valuation Date and ending at the close of the NYSE on the next succeeding Valuation Date.


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

SUMMARY

The following summary of prospectus information and diagram of the Policy should be read along with the detailed information found elsewhere in this prospectus. Unless stated otherwise, this prospectus assumes that the Policy is in force and that there is no Outstanding Policy Debt.

                                DIAGRAM OF POLICY

                                PREMIUM PAYMENTS
                       You can vary amount and frequency.

                              DEDUCTIONS FROM PREMIUMS
      Percent of Premium Charge for Taxes - currently 3.00% (maximum 3.0%)


                                   NET PREMIUM
The net premium may be invested in the Fixed Account or in Separate Account LLVL which offers 14 different Subaccounts. The Subaccounts invest in the corresponding portfolios of Neuberger Berman AMT, Bankers Trust or Rydex.


                             DEDUCTIONS FROM ASSETS
Monthly charge for Cost of Insurance and cost of any riders.
Monthly charge for administrative expenses of the Policy (maximum charge $9.00/month plus a charge per month per $1000 of specified amount that varies by the younger Insured's Issue Age):


                     Current                          Plus                   Current Monthly Charge
                     Monthly                                                 By Issue Age (/1000/month):
                     Charge
                                                                             20 - 44        45 - 54        55 - 64       65+
                                                                             -------        -------        -------       ---
Policy Year:
1 - 5                  $0.00                                                 $0.10          $.08           $.05          $.00
6 +                    $0.00                                                 $0.00          $.00           $.00          $.00
Maximum
Monthly Charge:        $9.00                          Plus                   $0.10          $.08           $.08          $.05


Daily charge from the Subaccounts (not deducted from the Fixed Account):

                                       Policy Years 1-15        Policy Years 16+
                                       -----------------        ----------------

Mortality and Expense Risk Charge             0.40%                   0.10%
Asset - Based Administrative Expense Charge   0.20%                   0.20%
                                              -----                   -----
Combined annual rate of Subaccount
   daily charges.                             0.60%                   0.30%

There is no surrender charge.

Fund expense charges, which ranged from .30% to 2.30% at the most recent fiscal year end, are also deducted.

          LIVING BENEFITS                             RETIREMENT INCOME                   DEATH BENEFITS

You may make partial withdrawals, subject to          Loans may be available on a         Generally, Death
certain restrictions.  The Death Benefit will be      more favorable interest rate        Benefit income is tax
reduced by the amount of the partial withdrawal.        basis after the tenth Policy Year.  free to the Beneficiary.
Ameritas guarantees up to 15 free transfers             Should the Policy lapse while       The Beneficiary may be
between the Investment Options each Policy Year.        loans are outstanding, the          paid a lump sum or may
Under current practice, unlimited free transfers        portion of the loan attributable    select any of the five
are permitted.                                          to earnings will become taxable     payment methods
You may Surrender the Policy at any time for its        distributions. (See page 18.)       available as retirement
Net Cash Surrender Value.                                                                   benefits.
Accelerated payment of up to 50% of the lowest          You may Surrender the Policy
scheduled Death Benefit is available under certain      or make a partial withdrawal and
conditions if the surviving Insured is suffering from   take values as payments
terminal illness.                                       under one or more of five different
                                                        payment options.


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

SUMMARY
The following summary is intended to highlight the most important features of the Policy that you, as a prospective Policy Owner, should consider. You will find more detailed information in the main portion of the prospectus; cross-references are provided for your convenience. Capitalized terms are defined in the Definitions section that begins on page 3 of this prospectus. This summary and all other parts of this prospectus are qualified in their entirety by the terms of the Policy, which is available upon request from Ameritas.

WHO IS THE ISSUER OF A POLICY?
Ameritas issues the Policy. The Policy is available for individuals and for corporations and other institutions who wish to provide coverage and benefits for key employees. A separate account of Ameritas, Separate Account LLVL has been established to hold the assets supporting the Policy. Separate Account LLVL has 15 Subaccounts which correspond to, and are invested in, the portfolios of the Funds discussed herein. (See the section on Ameritas, the Separate Account and the Funds.) The financial statements for Ameritas can be found beginning on page F-II-1.

WHY SHOULD I CONSIDER PURCHASING A POLICY?
The primary purpose of a Policy is to provide life insurance protection on the two Insureds named in the Policy. This means that, so long as the Policy is in force, it will provide for:
|X| payment of a Death Benefit, which will never be less than the Specified Amount the Policy Owner selects ( See the section on Death Benefit Options.)
|X| Policy loan, Surrender and withdrawal features (See the section on Policy Rights. pages 26-27)

A Policy also includes an investment component. This means that, so long as the Policy is in force, you will be responsible for selecting the manner in which Net Premiums will be invested. Thus, the value of a Policy will reflect your investment choices over the life of the Policy.

HOW DOES THE INVESTMENT COMPONENT OF MY POLICY WORK?
Ameritas has established Separate Account LLVL, which is separate from all other assets of Ameritas, as a vehicle to receive and invest premiums received from Policy Owners. Separate Account LLVL is divided into separate Subaccounts. Each Subaccount invests exclusively in shares of one of the investment portfolios available through the Policy. You may allocate Net Premiums to one or more Subaccounts, or to Ameritas' Fixed Account in your initial application. These allocations may be changed by notifying Ameritas' Home Office. We will only allow allocations to Rydex according to administrative rules we have set. The aggregate value of your interests in the Subaccounts and the Fixed Account will represent the Accumulation Value of your Policy. (See the section on Accumulation Value.)

You may make transfers among the Investment Options. All transfers are subject to the limits we set. We will only allow transfers with regard to Rydex according to administrative rules we have set. The Policy's Accumulation Value in Separate Account LLVL will reflect the amount and frequency of premium payments, the investment experience of the chosen Subaccounts and the Fixed Account, Policy loans, any partial withdrawals, and any charges imposed in connection with the Policy. The entire investment risk of Separate Account LLVL is borne by the Policy Owner. Ameritas does not guarantee a minimum Accumulation Value in Separate Account LLVL. (See the section on Accumulation Value.) Ameritas does guarantee the Fixed Account.

WHAT INVESTMENT OPTIONS ARE AVAILABLE THROUGH THE POLICY?
The Investment Options available through the Policy include 14 investment portfolios, each of which is a separate series of a mutual fund from Neuberger Berman AMT, Bankers Trust and Rydex. These portfolios are:



|X| NEUBERGER BERMAN AMT:                   |X| BANKERS TRUST:                          |X| RYDEX:
Liquid Asset Portfolio                      Equity 500 Index Fund                       Nova Fund
Limited Maturity Bond Portfolio             Small Cap Index Fund                        Ursa Fund
Balanced Portfolio                          EAFE(R)Equity Index Fund                    OTC Fund
Guardian Portfolio                                                                      Precious Metals Fund
Mid-Cap Growth Portfolio                                                                U.S. Government Bond Fund
                                                                                        Juno Fund


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                                        7

Details about the investment objectives and policies of each of the available investment portfolios and management fees and expenses, appear in the sections on Investment Objectives and Policies of the Funds' Portfolios and Fund Expense Summary. There is no assurance that these objectives will be met. Participation in Rydex is subject to administrative rules we have set. The Policy Owner bears the entire investment risk for amounts allocated to the Subaccounts. In addition to the listed portfolios, you may also elect to allocate Net Premiums to Ameritas' Fixed Account. (See the section on Fixed Account.)

HOW DOES THE LIFE INSURANCE COMPONENT OF A POLICY WORK?
A Policy provides for the payment of a minimum Death Benefit upon the Second Death. There is no benefit payable on the death of the first Insured. The amount of the minimum death benefit -- sometimes referred to as the Specified Amount of your Policy -- is chosen by you at the time your Policy is established. However, Death Benefit Proceeds -- the actual amount that will be paid after Ameritas receives Satisfactory Proof of Death -- may vary over the life of your Policy, depending on which of the two available coverage options you select.


If you choose Option A, the Death Benefit payable under your Policy will be the Specified Amount of your Policy or the applicable percentage of its Accumulation Value, whichever is greater. If you choose Option B, the Death Benefit payable under your Policy will be the Specified Amount of your Policy plus the Accumulation Value of your Policy, or if it is higher, the applicable percentage of the Accumulation Value on the Second Death. In either case, the applicable percentage is established based on the Attained Age at the Second Death. (See the section on Death Benefit Options.)

ARE THERE ANY RISKS INVOLVED IN OWNING A POLICY?
Yes. Over the life of your Policy, the Subaccounts to which you allocate your premiums will fluctuate with changes in the stock market and overall economic factors. These fluctuations will be reflected in the Accumulation Value of your Policy and may result in loss of principal. For this reason, the purchase of a Policy may not be suitable for all individuals. It may not be advantageous to purchase a Policy to replace or augment your existing insurance arrangements. Appendix A includes tables illustrating the impact that hypothetical market returns would have on Accumulation Values under a Policy (page A-1).

WHAT IS THE PREMIUM THAT MUST BE PAID TO KEEP A POLICY IN FORCE?
Like traditional life insurance policies, a Policy requires the payment of periodic premiums in order to keep the Policy in force. You will be asked to establish a payment schedule before your Policy becomes effective.

The distinction between traditional life policies and a Policy is that a Policy will not lapse simply because premium payments are not made according to that payment schedule. However, a Policy will lapse, even if scheduled premium payments are made, if the Net Cash Surrender Value of your Policy falls below zero or premiums paid do not, in the aggregate, equal the premium necessary to satisfy the Minimum Benefit or the Guaranteed Death Benefit requirements. (See the section on Premiums.)

HOW ARE PREMIUMS PAID, PROCESSED AND CREDITED TO ME?
Your Policy will be issued after a completed application is accepted, and the initial premium payment is received, by Ameritas at its Home Office. Ameritas' Home Office is located at 5900 "O" Street, P.O. Box 81889, Lincoln, NE 68501. On the Issue Date, your initial Net Premium will be allocated to the Liquid Asset Subaccount for 13 days. Then, the Accumulation Value of the Policy will be allocated among the Subaccounts and/or the Fixed Account according to the instructions in your application. Where allowed, if you have allocated 100% to the Fixed Account, the Net Premium of the Policy is allocated to the Fixed Account on the Issue Date. In this instance, no further allocation will occur. You have the right to examine your Policy and return it for a refund for a limited time, even after the Issue Date. (See the section on Issuance of a Policy.)

You may make subsequent premium payments according to your Planned Periodic Premium schedule, although you are not required to do so. Ameritas will send premium payment notices to you according to any schedule you select, except if you pay by automatic bank draft. When Ameritas receives your premium payment at its Home Office, we will deduct any applicable Percent of Premium Charge for Taxes and the Net Premium will be allocated to the Subaccounts and/or the Fixed Account according to your selections. (See the sections on Premiums and Allocations of Premiums and Accumulation Value.)

As already noted, provides you considerable flexibility in determining the frequency and amount of premium payments. This flexibility is not, however, unlimited. You should keep certain factors in mind in determining the payment schedule that is best suited to your needs. These include the amount of the Minimum Premium, Guaranteed Death Benefit Premium and/or Net Policy Funding requirement needed to keep your Policy in force, maximum premium limitations established under the federal tax laws, and the impact that reduced premium payments may have on the Net Cash Surrender Value of your Policy. (See the section on Premiums.)

                                     LLSVUL
                                        8

IS THE ACCUMULATION VALUE OF MY POLICY AVAILABLE WITHOUT SURRENDER?
Yes. You may access the value of your Policy in one of two ways. First, you may obtain a loan, secured by the Accumulation Value of your Policy. The maximum interest rate on any such loan is 6% annually; the current rate is 5.5% annually. After the tenth Policy Anniversary, you may borrow against a limited amount of the Net Cash Surrender Value of your Policy at a maximum annual interest rate of 4%; the current rate for such loans is 3.5% annually. (See the section on Loan Benefits.)

You may also access the value of your Policy by making a partial withdrawal. A partial withdrawal is subject to a maximum charge not to exceed the lesser of $50 or 2% of the amount withdrawn (currently, the partial withdrawal charge is the lesser of $25 or 2%). (See the section on Partial Withdrawals.)

ARE THERE ANY OTHER CHARGES ASSOCIATED WITH OWNERSHIP OF A POLICY?
Certain states impose premium and other taxes in connection with insurance policies such as the Policy. Ameritas may deduct up to 3% of each premium as a Percent of Premium Charge for Taxes. Currently, 3% is deducted for this purpose.

Charges are deducted against the Accumulation Value to cover the Cost of Insurance under the Policy and to compensate Ameritas for administering each individual Policy. These charges, which are part of the Monthly Deduction, are calculated and paid on each Monthly Activity Date. The Cost of Insurance is calculated based on risk factors relating to the Insureds as reflected in relevant actuarial tables. The Administrative Expense Charges may be based on your Specified Amount and the Policy duration. The current Administrative Expense Charge is $0 per month plus $.10 per month per $1000 of Specified Amount for Issue Ages 20-44, $.08 for Issue Ages 45-54, $.05 for Issue Ages 55-64, and $.00 for Issue Ages 65 and over. At the current time we anticipate the Administrative Expense Charge will reduce to $.00 in year 6 for all ages. The Administrative Expense Charge may be levied throughout the life of the Policy and is guaranteed not to increase above $9 per month plus $.10 per month per $1000 of Specified Amount for Issue Ages 20-44, $.08 for Issue Ages 45-64 and $.05 for Issue Ages 65 and over. Ameritas does not expect to make any profit from the Administrative Expense Charge.

For its services in administering Separate Account LLVL and Subaccounts and as compensation for bearing certain mortality and expense risks, Ameritas is also entitled to receive fees. These fees are calculated daily during the first 15 years of each Policy, at a combined annual rate of 0.60% of the value of the net assets of Separate Account LLVL. After the 15th Policy Anniversary Date, the combined annual rate will decrease to .30% of the daily net assets of Separate Account LLVL. No Mortality and Expense Risk Charge will be deducted from the amounts in the Fixed Account. the section on Daily Charges Against the Separate Account.

Policy Owners who choose to allocate Net Premiums to one or more of the Subaccounts will also bear a pro rata share of the management fees and expenses paid by each of the investment portfolios in which the various Subaccounts invest. No such management fees are assessed against Net Premiums allocated to the Fixed Account. (See the section on Fund Expense Summary.)

WHEN DOES MY POLICY TERMINATE?
You may terminate your Policy by Surrendering the Policy while at least one Insured is alive for its Net Cash Surrender Value. As noted above, your Policy will terminate if you fail to pay required premiums or maintain sufficient Net Cash Surrender Value to cover Policy charges. (See the sections on Surrenders and Premiums.)

YEAR 2000

Like other insurance companies and their separate accounts, Ameritas and Separate Account LLVL could be adversely affected if the computer systems they rely upon do not properly process date-related information and data involving the years 2000 and after. This issue arose because both mainframe and PC-based computer hardware and software have traditionally used two digits to identify the year. For example, the year 1998 is input, stored and calculated as "98." Similarly, the year 2000 would be input, stored and calculated as "00." If computers assume this means 1900, it could cause errors in calculations, comparisons, and other computing functions.

Like all insurance companies, Ameritas makes extensive use of dates and date calculations. we began a corporate-wide Year 2000 (Y2K) project in mid-1996. Our goal is to ensure that our computer systems continue to operate smoothly with no service disruptions before, during or after the year 2000.

As of December 31, 1998, all of our computer application and operating systems had been updated for the year 2000. Continuous testing and monitoring throughout 1999 will help Ameritas continue to meet our contractual and service obligations to our customers. In addition to our internal efforts, Ameritas is working closely with vendors and other business partners to confirm that they too are addressing Y2K issues on a timely basis. We believe that we are Y2K compliant; however, in the event we or our service providers, vendors, financial institutions or others with which we conduct business, fail to be Y2K - compliant, there would be a materially adverse effect on us.

                                     LLSVUL

Certain vendors and/or business partners, due to their exposure to foreign markets, may face additional Y2K issues. Please see the Funds' prospectuses for information on the Funds' preparedness for Y2K.

AMERITAS,  THE SEPARATE  ACCOUNT AND THE FUNDS

AMERITAS LIFE INSURANCE CORP.
Ameritas Life Insurance Corp. ("Ameritas") is a stock life insurance company domiciled in Nebraska since 1887. Ameritas and its subsidiaries are currently licensed to sell life insurance and annuities in 50 states and the District of Columbia. The Home Office of Ameritas is at 5900 "O" Street, Lincoln, Nebraska 68501.

Ameritas and subsidiaries had total assets at December 31, 1998 of over $4.1 billion. Ameritas enjoys a long standing A+ (Superior) rating for financial strength and operating performance from A.M. Best, an independent firm that analyzes insurance carriers. This is the second highest of Best's 15 categories. Ameritas has been rated A (Excellent) by Weiss Research, Inc., for fiscal strength. This is the third highest of Weiss' 16 categories. Ameritas also has an AA (Very Strong) rating from Standard & Poor's for insurer financial strength. This is the third highest of Standard & Poor's 21 ratings.

Effective January 1, 1998, Ameritas converted from a mutual insurance company structure to a mutual insurance holding company structure pursuant to the Nebraska Mutual Insurance Holding Company Act. The conversion was approved by the Nebraska State Department of Insurance and the policy owners of the mutual company. As a result of the conversion, Ameritas is wholly owned by Ameritas Holding Company, which is wholly owned by Ameritas Acacia Mutual Holding Company. There are no other owners of 5% or more of the outstanding voting securities of Ameritas.

Ameritas Investment Corp. ("AIC"), the principal underwriter of the Policies, may publish in advertisements and reports to Policy Owners, the ratings and other information assigned to Ameritas by one or more independent rating services. The purpose of the ratings is to reflect the financial strength of Ameritas. The ratings do not relate to the performance of Separate Account LLVL. Published material may also include charts and other information concerning dollar cost averaging, portfolio rebalancing, earnings sweep, tax-deference, diversification, asset allocation, long term market trends, index performance, and other investment programs and methods.

THE SEPARATE ACCOUNT
Ameritas Life Insurance Corp. Separate Account LLVL ("Separate Account LLVL") was established under Nebraska law on August 24, 1994. The assets of Separate Account LLVL are held by Ameritas and are segregated from all of Ameritas' other assets. These assets are not chargeable with liabilities arising out of any other business which Ameritas may conduct, including any income, gains, or losses of Ameritas. Although the assets maintained in Separate Account LLVL will not be charged with any liabilities arising out of Ameritas' other business, all obligations arising under the Policies are liabilities of Ameritas who will maintain assets in Separate Account LLVL of a total market value at least equal to the reserve and other contract liabilities of Separate Account LLVL. Nevertheless, to the extent assets in Separate Account LLVL exceed Ameritas' liabilities in Separate Account LLVL, the assets are available to cover the liabilities of Ameritas' General Account. Ameritas may, from time to time, withdraw assets available to cover the General Account obligations. Separate Account LLVL is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. This does not involve any SEC supervision of the management or investment policies or practices of Separate Account LLVL. For state law purposes, Separate Account LLVL is treated as a Division of Ameritas.

PERFORMANCE INFORMATION
Performance information for the Subaccounts of Separate Account LLVL and the Funds available for investment by Separate Account LLVL may appear in advertisements, sales literature, or reports to Policy Owners or prospective purchasers. Ameritas may also provide a hypothetical illustration of
Accumulation Value, Net Cash Surrender Value and Death Benefit based on historical investment returns of the Funds for a sample Policy based on assumptions as to age, sex, and risk class of each Insured, and other Policy specific assumptions.

Ameritas may also provide individualized hypothetical illustrations of Accumulation Value, Net Cash Surrender Value and Death Benefit based on historical investment returns of the Funds. These illustrations will reflect deductions for Fund expenses and Policy and Separate Account LLVL charges, including the Monthly Deduction and Percent of Premium Charge for Taxes. These hypothetical illustrations will be based on the actual historical experience of the Funds as if the Subaccounts had been in existence and a Policy issued for the same periods as those indicated for the Funds.

THE FUNDS
There are currently 14 Subaccounts within Separate Account LLVL available to Policy Owners for new allocations. Each Subaccount of Separate Account LLVL will invest only in the shares of a corresponding portfolio of

                                     LLSVUL
                                       10

Neuberger Berman AMT, Bankers Trust or Rydex (collectively the "Funds"). Each Fund is registered with the SEC under the 1940 Act as an open-end diversified management investment company.

The assets of each portfolio of the Funds are held separate from the assets of the other portfolios. Thus, each portfolio operates as a separate investment portfolio, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio.

Rydex involves strategic or tactical asset allocation, and may involve aggressive investing strategies. For that reason, we have established administrative rules under which we will allow allocations, premium payments and/or transfers to be made to Rydex. (See Rydex Administrative Rules, below.)

The investment objectives and policies of each portfolio are summarized below. There is no assurance that any of the portfolios will achieve their stated objectives. More detailed information, including a description of investment objectives, policies, restrictions, expenses and risks, is in the prospectuses for each of the Funds, which must accompany or precede this Prospectus. These Prospectuses should be read carefully together with this Prospectus and retained. All underlying Fund information, including Fund prospectuses, has been provided to Ameritas by the underlying Funds.
Ameritas has not independently verified this information.

The investments in the Funds may be managed by Fund managers which manage one or more other mutual funds that have similar names, investment objectives, and investment styles as the Funds. You should be aware that the Funds are likely to differ from the other mutual funds in size, cash flow pattern, and tax matters. Thus, the holdings and performance of the Funds can be expected to vary from those of the other mutual funds.

Each Policy Owner should periodically consider the allocation among the Subaccounts in light of current market conditions and the investment risks attendant to investing in the Funds' various portfolios.

Separate Account LLVL will purchase and redeem shares from the Portfolios at the net asset value. Shares will be redeemed to the extent necessary for Ameritas to collect charges, pay the surrender values, partial withdrawals, and make Policy loans or to transfer assets from one Subaccount to another, or to the Fixed Account, as requested by Policy Owners. Any dividend or capital gain
distribution   received  is  automatically   reinvested  in  the   corresponding
Subaccount.

Since Neuberger Berman AMT, Bankers Trust and Rydex are each designed to provide investment vehicles for variable annuity or variable life insurance contracts of various insurance companies and will be sold to separate accounts of other insurance companies as investment vehicles for various types of variable life insurance policies or variable annuity contracts, there is a possibility that a material conflict may arise between the interests of Separate Account LLVL and one or more of the separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies agree to take any necessary steps, including removing its separate accounts from the Funds, to resolve the matter. The risks of such mixed and shared funding are described further in the prospectuses of the Funds.

RYDEX ADMINISTRATIVE RULES
You may access the Rydex Subaccounts through your Policy only if you qualify as an accredited investor, as defined in Rule 501 of Regulation D under the Securities Act of 1933, or, in the alternative, you meet all of the following criteria:

1. You have designated to us in writing that you have an agreement retaining a Registered Investment Advisor ("RIA") to provide strategic or tactical asset allocation services relating to your Policy. A RIA is a person or entity regulated by the SEC or state authorities, as applicable;

2. You agree that you are solely responsible for selecting, supervising, and paying any compensation for services to your RIA. We do not have any responsibility for your RIA or the recommendations or advice provided;

3. You have executed a Rydex Third Party Authorization, which is a power of attorney authorizing your RIA to give allocation and transfer directions to us;

4. Unless you have specified otherwise in the power of attorney you provided us, you may make withdrawals from or surrender your Policy at any time, and may give us your directions to allocate and/or transfer among all Investment Options other than Rydex. Only your RIA may give us directions to allocate to or transfer Accumulation Value to or from Rydex Subaccounts;

                                     LLSVUL
                                       11

5.       You agree to provide us with:

         A.      Written notification of any change in your RIA; and

         B. A power of attorney authorizing your new RIA to give allocation and transfer directions to us;

6. You agree that the transaction cutoff time for receipt by us of purchase payments for allocation and transfer and/or withdrawal instructions relating to Rydex Subaccounts is 1:30 p.m. Central time, or one hour before the scheduled market close, if earlier.

7. If we receive notification that your RIA is either no longer authorized by you or no longer able to give allocation and transfer directions to us, you will be unable to transfer funds among the Rydex Subaccounts, but you may transfer out of a Rydex Subaccount to other Subaccount choices. Any further premium allocation to a Rydex Subaccount will be changed to the Liquid Asset Portfolio of Neuberger Berman.

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS' PORTFOLIOS
NEUBERGER BERMAN AMT
LIQUID ASSET PORTFOLIO seeks the highest available current income consistent with safety and liquidity. Principal series investments are high-quality money market securities of government and non-government issuers.

LIMITED MATURITY BOND PORTFOLIO seeks the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. This Fund invests mainly in investment grade bonds and other debt securities from U.S. Government and corporate issuers.

BALANCED PORTFOLIO seeks long-term capital growth and reasonable current income without undue risk to principal. Principal series investments are common stocks and investment grade bonds and other debt securities from U.S.
Government and corporate issuers.

GUARDIAN  PORTFOLIO  seeks  long-term  growth of  capital;  current  income is a
secondary   goal.   The   portfolio   invests   mainly  in   common   stocks  of
large-capitalization companies.

MID-CAP GROWTH PORTFOLIO seeks growth of capital. The portfolio invests mainly in common stocks of mid- capitalization companies.

BANKERS TRUST
EQUITY 500 INDEX FUND seeks to match, before expenses, the risk and return characteristics of the Standard and Poor's 500 Composite Stock Price ("S&P 500 Index"). The Fund will invest primarily in common stocks of companies that comprise the S&P 500 Index, which emphasizes stocks of large U.S. companies. The Fund may also use stock index futures and options.

SMALL CAP INDEX FUND seeks to match, before expenses, the risk and return characteristics of the Russell 2000 Small Stock Index ("Russell 2000 Index"). The Fund will invest primarily in common stocks of companies that comprise the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Fund may also use stock index futures and options.

EAFE(R) EQUITY INDEX FUND seeks to match, before expenses, the risk and return characteristics of the Morgan Stanley Capital International EAFE(R) Index ("EAFE(R) Index"). The Fund will invest primarily in common stocks of companies that comprise the EAFE(R) Index, which emphasizes stocks of companies in major markets in Europe, Australia and the Far East. The Fund may also use stock index futures and options.

RYDEX
NOVA FUND - seeks to provide investment returns that are 150% of the S&P 500 Index. The Fund invests a significant extent in futures contracts and options on: securities, futures contracts, and stock indexes. The Fund holds U.S. Government securities to collateralize these futures and options contracts.

URSA FUND - seeks to provide investment results that will inversely correlate to the performance of the S&P 500 Index. The Fund invests a significant extent in futures contracts and options on: securities, futures contracts, and stock indexes. The Fund holds U.S. Government securities to collateralize these futures and options contracts.

OTC FUND - seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index. The Fund invests principally in securities of companies included in the NASDAQ 100 index.


                                     LLSVUL
                                       12

PRECIOUS METALS FUND - seeks to provide investment results that correspond to a benchmark for precious metals securities. The Fund's current benchmark is the XAU Index. The Fund invests principally in securities of companies included in the XAU Index.

U.S. GOVERNMENT BOND FUND - seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Fund invests principally in U.S. Government securities, futures contracts, and options. Some of the Fund's U.S. Government securities will be used to collateralize these futures and options contracts.

JUNO FUND - seeks to provide total returns that will inversely correlate to the price movement of a benchmark for U.S. Treasury debt instruments. The Fund's current benchmark is the inverse of the price movement of Long Treasury Bond. The Fund enters into short sales and engages in futures and options transactions. The Fund holds U.S. Government securities to collateralize these futures and options contracts.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS
Ameritas reserves the right, subject to applicable law, to add, delete, combine, or substitute investments in Separate Account LLVL if, in our judgment, marketing needs, tax considerations, or investment conditions warrant. This may happen due to a change in law or a change in a Fund's objectives or restrictions, or for some other reason. Ameritas may operate Separate Account LLVL as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other Ameritas separate accounts. Ameritas may also transfer the assets of Separate Account LLVL to another separate account. If necessary, we will notify the SEC and/or state insurance authorities and will obtain any required approvals before making these changes.

If any changes are made, Ameritas may, by appropriate endorsement, change the Policy to reflect the changes. In addition, Ameritas may, when permitted by law, restrict or eliminate any voting rights of Policy Owners or other persons who have voting rights as to Separate Account LLVL. Ameritas will determine the basis for making any new Subaccounts available to existing Policy Owners.

You will be notified of any material change in the investment policy of any Fund in which you have an interest.

FIXED ACCOUNT
You may elect to allocate all or a portion of your Net Premium payments to the Fixed Account, and you may also transfer monies between Separate Account LLVL and the Fixed Account. (See the section on Transfers.)

Payments allocated to the Fixed Account and transferred from Separate Account LLVL to the Fixed Account are placed in Ameritas' General Account. The General Account includes all of Ameritas' assets, except those assets segregated in Ameritas' separate accounts. Ameritas has the sole discretion to invest the assets of the General Account, subject to applicable law. Ameritas bears an investment risk for all amounts allocated or transferred to the Fixed Account, plus interest credited thereto, less any deduction for charges and expenses. The Policy Owner bears the investment risk that the declared rate, described below, will fall to a lower rate after the expiration of a declared rate period. Because of exemptions and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the General Account registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interest in it is generally subject to the provisions of the 1933 or 1940 Act. We understand that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account portion of the Policy; however, these disclosures may be subject to generally applicable provisions of the Federal Securities Laws regarding the accuracy and completeness of statements made in prospectuses.

Ameritas guarantees that it will credit interest at a declared rate of at least 3.5%. Ameritas may, at its discretion, set a higher declared rate(s). Each month Ameritas will establish the declared rate for the Policies with a Policy Date or Policy Anniversary Date in that month. Each month is assumed to have 30 days, and each year to have 360 days for purposes of crediting interest on the Fixed Account. The Policy Owner will earn interest on the amounts transferred or allocated to the Fixed Account at the declared rate effective for the month in which the Policy was issued, which rate is guaranteed for the remainder of the first Policy Year. During later Policy Years, all amounts in the Fixed Account will earn interest at the declared rate in effect in the month of the last Policy Anniversary. Declared interest rates may increase or decrease from previous periods, but will not fall below 3.5%. Ameritas reserves the right to change the declaration practice, and the period for which a declared rate will apply.

                                     LLSVUL
                                       13

POLICY BENEFITS

The rights and benefits under the Policy are summarized in this prospectus; however prospectus disclosure regarding the Policy is qualified in its entirety by the Policy itself, a copy of which is available upon request from Ameritas.

PURPOSES OF THE POLICY
The Policy is designed to provide the Policy Owner with both lifetime insurance protection and flexibility in the amount and frequency of premium payments and with the level of life insurance proceeds payable under the Policy.

You are not required to pay scheduled premiums to keep the Policy in force, but you may, subject to certain limitations, vary the frequency and amount of premium payments. You also may adjust the level of Death Benefits payable under the Policy without having to purchase a new Policy by increasing (with evidence of insurability) or decreasing the Specified Amount. An increase in the Specified Amount will increase both the Minimum Premium and the Guaranteed Death Benefit Premium required. If the Specified Amount is decreased, however, the Minimum Premium and Guaranteed Death Benefit Premium will not decrease. Thus, as insurance needs or financial conditions change, you have the flexibility to adjust life insurance benefits and vary premium payments.

The Death Benefit may, and the Accumulation Value will, vary with the investment experience of the chosen Subaccounts of Separate Account LLVL. Thus the Policy Owner benefits from any appreciation in value of the underlying assets, but bears the investment risk of any depreciation in value. As a result, whether or not a Policy continues in force may depend in part upon the investment experience of the chosen Subaccounts. The failure to pay a Planned Periodic Premium will not necessarily cause the Policy to lapse, but the Policy could lapse even if Planned Periodic Premiums have been paid, depending upon the investment experience of Separate Account LLVL. If the Minimum Premium or Guaranteed Death Benefit Premium is satisfied by Net Policy Funding, Ameritas will keep the Policy in force during the appropriate period and provide a Death Benefit. In certain instances, this Net Policy Funding will not, after the payment of Monthly Deductions, generate positive Net Cash Surrender Values.

DEATH BENEFIT PROCEEDS
As long as the Policy remains in force, Ameritas will pay the Death Benefit Proceeds of the Policy upon Satisfactory Proof of Death, according to the Death Benefit option in effect at the time of the Second Death. The amount of the Death Benefits payable will be determined at the end of the Valuation Period during which the Second Death occurs. The Death Benefit Proceeds may be paid in a lump sum or under one or more of the payment options set forth in the Policy. (See the section on Payment Options.) There is no benefit payable on the death of the first Insured.


Death Benefit Proceeds will be paid to the surviving Beneficiary or Beneficiaries you specified in the application or as subsequently changed. If you do not choose a Beneficiary, the proceeds will be paid to you, as the Policyowner, or to your estate.

DEATH BENEFIT OPTIONS
The Policy provides two Death Benefit options. The Policy Oowner selects one of the options in the application. The Death Benefit under either option will never be less than the current Specified Amount of the Policy as long as the Policy remains in force. (See the section on Policy Lapse and Reinstatement.) The minimum initial Specified Amount is $100,000. The Net Amount at Risk for Option A will generally be less than the Net Amount at Risk for Option B. If you choose Option A, your Cost of Insurance deduction will generally be lower than if you choose Option B. (See the section on Charges and Deductions.) The following graphs illustrate the differences in the two Death Benefit options.



                                     LLSVUL
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

OPTION A.

OMITTED GRAPH ILLUSTRATES PAYOUT UNDER DEATH BENEFIT OPTION A, SPECIFICALLY BY SHOWING THE RELATIONSHIPS OVER TIME, BETWEEN THE SPECIFIED AMOUNT AND THE ACCUMULATION VALUE.

     Death Benefit Option A. Pays a Death Benefit equal to the Specified Amount or the Accumulation Value multiplied by the Death Benefit percentage (as illustrated at Point A) whichever is greater.

Under Option A, the Death Benefit is the current Specified Amount of the Policy or, if greater, the applicable percentage of Accumulation Value at the Second Death. The applicable percentage is 250% for Attained Ages 40 or younger on the Policy Anniversary Date prior to the Second Death. For Attained Ages over 40 on that Policy Anniversary Date, the percentage declines. For example, the percentage at Attained Age 40 is 250%, at Attained Age 50 is 185%, at Attained Age 60 is 130%, at Attained Age 70 is 115%, at Attained Age 80 is 105%, and at Attained Age 90 is 105%. The applicable percentage will never be less than 101%. Accordingly, under Option A the Death Benefit will remain level at the Specified Amount unless the applicable percentage of Accumulation Value exceeds the current Specified Amount, in which case the amount of the Death Benefit will vary as the Accumulation Value varies. Policy Owners who prefer to have favorable investment performance, if any, reflected in higher Accumulation Value, rather than increased insurance coverage, generally should select Option A.

OPTION B.

OMITTED GRAPH ILLUSTRATES PAYOUT UNDER DEATH BENEFIT OPTION B, SPECIFICALLY BY SHOWING THE RELATIONSHIPS OVER TIME, BETWEEN THE SPECIFIED AMOUNT AND THE ACCUMULATION VALUE.

     Death Benefit Option B. Pays a Death Benefit equal to the Specified Amount plus the Policy's Accumulation Value or the Accumulation Value multiplied by the Death Benefit percentage, whichever is greater.

Under Option B, the Death Benefit is equal to the current Specified Amount plus the Accumulation Value of the Policy or, if greater, the applicable percentage of the Accumulation Value at the Second Death. The applicable percentage is the same as under Option A: 250% for Attained Ages 40 or younger on the Policy Anniversary Date prior to the Second Death. For Attained Ages over 40 on that Policy Anniversary Date the percentage declines. Accordingly, under Option B the amount of the Death Benefit will always vary as the Accumulation Value varies (but will never be less than the Specified Amount). Policy Owners who prefer to have favorable investment performance, if any, reflected in increased insurance coverage, rather than higher Accumulation Values, generally should select Option B.

CHANGE IN DEATH BENEFIT OPTION. The Death Benefit option may be changed once per year after the first Policy Year by sending Ameritas a written request. The effective date of such a change will be the Monthly Activity Date on or following the date the change is approved by Ameritas. A change may have federal tax consequences.

If the Death Benefit option is changed from Option A to Option B, the Specified Amount after the change will equal the Specified Amount before the change less the Accumulation Value as of the date of the change. If the Death Benefit option is changed from Option B to Option A, the Specified Amount under Option A after the change will equal the Death Benefit under Option B on the effective date of change.

                                     LLSVUL
                                       15

No charges will be imposed upon a change in Death Benefit option, nor will such a change in and of itself result in an immediate change in the amount of a Policy's Accumulation Value. However, a change in the Death Benefit option may affect the Cost of Insurance because this charge varies depending on the Net Amount at Risk. Changing from Option B to Option A generally will decrease the Net Amount at Risk in the future, and will therefore decrease the Cost of Insurance. Changing from Option A to Option B generally will result in an increase in the Cost of Insurance over time because the Cost of Insurance rate will increase with the ages of the Insureds, even though the Net Amount at Risk will generally remain level. (See the sections on Charges and Deductions and Federal Tax Matters.)

CHANGE IN SPECIFIED AMOUNT. Subject to certain limitations, after the first Policy Year, a Policy Owner may increase or decrease the Specified Amount of a Policy. A change in Specified Amount affects the Net Amount at Risk, which affects the Cost of Insurance and may have federal tax consequences. (See the sections on Charges and Deductions and Federal Tax Matters.)

Any increase or decrease in the Specified Amount will become effective on the Monthly Activity Date on or following the date a written request is approved by Ameritas. The Specified Amount of a Policy may be changed only once per year and Ameritas may limit the size of a change in a Policy Year. The Specified Amount remaining in force after any requested decrease may not be less than $100,000. In addition, if a decrease in the Specified Amount makes the Policy not comply with the maximum premium limits required by federal tax law, the decrease may be limited or the Accumulation Value may be returned to you, at your election, to the extent necessary to meet the requirements. (See the section on Premiums.)

Increases in the Specified Amount will be allowed after the first Policy Year. For an increase in the Specified Amount, you must submit a written supplemental application. Ameritas may also require additional evidence of insurability. Although an increase need not necessarily be accompanied by an additional premium, in certain cases an additional premium will be required to put the requested increase in effect. (See the section on Premiums upon Increases in Specified Amount.) The minimum amount of any increase is $50,000, and an increase cannot be made if either Insured was over age 85 on the previous Policy Anniversary Date. An increase in the Specified Amount during the time either the Minimum Benefit or the Guaranteed Death Benefit provision is in effect will increase the respective premium requirements. (See the section on Charges and Deductions.)

METHODS OF AFFECTING INSURANCE PROTECTION
You may increase or decrease the pure insurance  protection provided by a Policy
- the difference between the Death Benefit and the Accumulation Value - in several ways as your insurance needs change. These ways include increasing or decreasing the Specified Amount of insurance, changing the level of premium payments, and making a partial withdrawal of the Policy's Accumulation Value. Certain of these changes may have federal tax consequences. The consequences of each of these methods will depend upon the individual circumstances.

DURATION OF THE POLICY
The duration of the Policy generally depends upon the Accumulation Value. The Policy will remain in force so long as the Net Cash Surrender Value is sufficient to pay the Monthly Deduction or if the Minimum Benefit or Guaranteed Death Benefit provision is in effect. (See the section on Charges from Accumulation Value.) However, when the Net Cash Surrender Value is insufficient to pay the Monthly Deduction and the Grace Period expires without an adequate payment by the Policy Owner, the Policy will lapse and terminate without value. (See the section on Policy Lapse and Reinstatement.)

ACCUMULATION VALUE
The Accumulation Value will reflect the investment performance of the chosen Investment Options, the Net Premiums paid, any partial withdrawals, and the charges assessed in connection with the Policy. A Policy Owner may Surrender the Policy at any time and receive the Policy's Net Cash Surrender Value. (See the section on Surrenders.) There is no guaranteed minimum Accumulation Value.

Accumulation Value is determined on each Valuation Date. On the Issue Date, the Accumulation Value will equal the portion of any Net Premium allocated to the Investment Options, reduced by the portion of the first Monthly Deduction allocated to the Investment Options. (See the section on Allocation of Premiums and Accumulation Value.) Thereafter, on each Valuation Date, the Accumulation Value of the Policy will equal:

                                     LLSVUL
                                       16

     (1) The aggregate values belonging to the Policy in each of the Subaccounts on the Valuation Date, determined by multiplying each Subaccount's unit value by the number of Subaccount units you have allocated to the Policy; plus
     (2)     The value of allocations to the Fixed Account; plus
     (3) Any Accumulation Value impaired by Outstanding Policy Debt held in the General Account; plus
     (4)     Any Net Premiums received on that Valuation Date; less
     (5)     Any partial  withdrawal,  and its charge,  made on that  Valuation
             Date; less
     (6)     Any Monthly Deduction to be made on that  Valuation  Date; less
     (7)     Any federal or state income taxes charged against the Accumulation
             Value.

In computing the Policy's Accumulation Value on the Valuation Date, the number of Subaccount units allocated to the Policy is determined after any transfers among Investment Options (and deduction of transfer charges), but before any other Policy transactions, such as receipt of Net Premiums and partial withdrawals. Because the Accumulation Value depends on a number of variables, a Policy's Accumulation Value cannot be predetermined.

THE UNIT VALUE. The unit value of each Subaccount reflects the investment performance of that Subaccount. The unit value of each Subaccount is calculated by:
     (1) Multiplying the net asset value per share of each Fund portfolio on the Valuation Date times the number of shares held by that Subaccount, before the purchase or redemption of any shares on that Valuation Date; minus
     (2) A charge for mortality and expense risk at an annual rate of .40% in Policy Years 1-15, decreasing to .10% thereafter; minus
     (3) A charge for administrative service expenses at an annual rate of .20%; and
     (4) Dividing the result by the total number of units held in the Subaccount on the Valuation Date, before the purchase or redemption of any units on that Valuation Date.
(See the section on Daily Charges Against the Separate Account.)

VALUATION DATE AND VALUATION PERIOD. A Valuation Date is each day on which the New York Stock Exchange ("NYSE") is open for trading. The net asset value for each Fund portfolio is determined as of the close of regular trading on the NYSE. The net investment return for each Subaccount and all transactions and calculations with respect to the Policies as of any Valuation Date are determined as of that time. The transaction cut-off time for receipt by us of Premium Payments and all transactions with respect to Rydex is 1:30 p.m. Central time, or one hour before market close, for days on which the market closes early. A Valuation Period is the period between two successive Valuation Dates, commencing at the close of the NYSE on each Valuation Date and ending at the close of the NYSE on the next succeeding Valuation Date.

PAYMENT OF POLICY BENEFITS
Death Benefit Proceeds under the Policy will usually be paid within seven days after Ameritas receives Satisfactory Proof of Death. Payments may be postponed in certain circumstances. (See the section on Postponement of Payments.) The Policy Owner may decide the form in which Death Benefit Proceeds will be paid. While at least one Insured is alive, the Policy Owner may arrange for the Death Benefit Proceeds to be paid in a lump sum or under one or more of the optional methods of payment described below. Changes must be in writing and will revoke all prior elections. If no election is made, Ameritas will pay Death Benefit Proceeds or Accumulation Value Benefits in a lump sum. When Death Benefit Proceeds are payable in a lump sum and no election for an optional method of payment is in force at the Second Death the Beneficiary may select one or more of the optional methods of payment. Further, if the Policy is assigned, any amounts due to the assignee will first be paid in one sum. The balance, if any, may be applied under any payment option. Once payments have begun, the payment option may not be changed.

PAYMENT OPTIONS FOR DEATH BENEFIT PROCEEDS. The minimum amount of each payment is $100. If a payment would be less than $100, Ameritas has the right to make payments less often so that the amount of each payment is at least $100. Once a payment option is in effect, Death Benefit Proceeds will be transferred to Ameritas' General Account. Ameritas may make other payment options available in the future. For additional information concerning these options, see the Policy itself. The following payment options are currently available:

     OPTION AI--INTEREST PAYMENT OPTION. Ameritas will hold any amount applied under this option. Interest on the unpaid balance will be paid or credited each month at a rate determined by Ameritas.

     OPTION AII--FIXED AMOUNT PAYABLE OPTION. Each payment will be for an agreed fixed amount. Payments continue until the amount Ameritas holds runs out.


                                     LLSVUL
                                       17

     OPTION B--FIXED PERIOD PAYMENT OPTION. Equal payments will be made for any period selected up to 20 years.

     OPTION C--LIFETIME PAYMENT OPTION. Equal monthly payments are based on the life of a named person. Payments will continue for the lifetime of that person. Variations provide for guaranteed payments for a period of time.

     OPTION D--JOINT LIFETIME PAYMENT OPTION. Equal monthly payments are based on the lives of two named persons. While both are living, one payment will be made each month. When one dies, the same payment will continue for the lifetime of the other.

As an alternative to the above payment options, Death Benefits Proceeds may be paid in any other manner approved by Ameritas. Further, one of Ameritas' affiliates may make payments under the above payment options. If an affiliate makes the payment, it will do so according to the request of the Policy Owner, using the rules set out above.

POLICY RIGHTS

LOAN BENEFITS
LOAN PRIVILEGES. The Policy Owner may borrow an amount up to the current Net Cash Surrender Value less twelve times the most recent Monthly Deduction, at regular or reduced loan rates (described below). Loans usually are funded within seven days after receipt of a written request. The loan may be repaid at any time while at least one Insured is living. Policy Owners in certain states may borrow 100% of the Net Cash Surrender Value after deducting Monthly Deductions and any interest on policy loans that will be due for the remainder of the Policy Year. Loans may have tax consequences. (See the section on Federal Tax Matters.)

LOAN INTEREST. Ameritas charges interest to Policy Owners at regular and reduced rates. Regular loans will accrue interest on a daily basis at a rate of up to 6% per year; currently the interest rate on regular Policy loans is 5.5%. Each year after the tenth Policy Anniversary Date, the Policy Owner may borrow a limited amount of the Net Cash Surrender Value at a reduced interest rate. For those loans, interest will accrue on a daily basis at a rate of up to 4% per year; the current reduced loan rate is 3.5%. The amount available at the reduced loan rate is (1) the Accumulation Value, minus (2) total premiums paid minus any partial withdrawals previously taken, and minus (3) any Outstanding Policy Debt held at a reduced loan rate. However, this amount may not exceed the maximum loan amount described above. (See the section on Loan Privileges.) If unpaid when due, interest will be added to the amount of the loan and bear interest at the same rate. The Policy Owner earns 3.5% interest on the Accumulation Values held in the General Account securing the loans.

EFFECT OF POLICY LOANS. When a loan is made, Accumulation Value equal to the amount of the loan will be transferred from the Investment Options to the General Account as security for the loan. The Accumulation Value transferred will be allocated from the Investment Options according to the instructions you give when you request the loan. The minimum amount which can remain in a Subaccount or the Fixed Account as a result of a loan is $100. If no instructions are given, the amounts will be withdrawn in proportion to the various Accumulation Values in the Investment Options. In any Policy Year that loan interest is not paid when due, Ameritas will add the interest due to the principal amount of the Policy loan on the next Policy Anniversary. This loan interest due will be transferred from the Investment Options as set out above. No charge will be made for these transfers. A Policy loan will permanently affect the Accumulation Value and may permanently affect the amount of the Death Benefits, even if the loan is repaid. Policy loans will also affect Net Policy Funding for determining whether the Minimum Benefit and Guaranteed Death Benefit provisions are met.

Interest earned on amounts held in the General Account will be allocated to the Investment Options on each Policy Anniversary in the same proportion that Net Premiums are being allocated to those Investment Options at the time. Upon repayment of loan amounts, the portion of the repayment allocated in accordance with the repayment of loan provision (see below) will be transferred to increase the Accumulation Value in that Investment Option.

OUTSTANDING POLICY DEBT. The Outstanding Policy Debt equals the total of all Policy loans and accrued interest on Policy loans. If the Outstanding Policy Debt exceeds the Accumulation Value less any Accrued Expense Charges, the Policy Owner must pay the excess. Ameritas will send a notice of the amount which must be paid. If you do not make the required payment within the 61 days after Ameritas sends the notice, the Policy will terminate without value ("lapse"). Should the Policy lapse while Policy loans are outstanding, the portion of the loans attributable to earnings will become taxable. You may lower the risk of a Policy lapsing while loans are outstanding as a result of a

                                     LLSVUL
                                       18
reduction in the market value of investments in the Subaccounts by investing in a diversified group of lower risk investment portfolios and/or transferring the funds to the Fixed Account and receiving a guaranteed rate of return. Should you experience a substantial reduction, you may need to lower anticipated withdrawals and loans, repay loans, make additional premium payments, or take other action to avoid Policy lapse. A lapsed Policy may later be reinstated. (See the section on Policy Lapse and Reinstatement.)

REPAYMENT OF LOAN. Unscheduled premiums paid while a Policy loan is outstanding are treated as repayment of the debt only if the Policy Owner so requests. As a loan is repaid, the Accumulation Value in the General Account securing the repaid loan will be allocated among the Subaccounts and the Fixed Account in the same proportion that Net Premiums are being allocated at the time of repayment.

SURRENDERS
At any time while at least one Insured is alive, the Policy Owner may withdraw a portion of the Accumulation Value or Surrender the Policy by sending a written request to Ameritas. The amount available for Surrender is the Net Cash Surrender Value at the end of the Valuation Period when the Surrender request is received at Ameritas' Home Office. There are no surrender charges. Surrenders will generally be paid within seven days of receipt of the written request. (See the section on Postponement of Payments.) SURRENDERS MAY HAVE TAX CONSEQUENCES. Once a Policy is Surrendered, it may not be reinstated. (See the section on Tax Treatment of Policy Proceeds.)

If the Policy is being Surrendered in its entirety, the Policy itself must be returned to Ameritas along with the request. Ameritas will pay the Net Cash Surrender Value. Coverage under the Policy will terminate as of the date of a total Surrender. A Policy Owner may elect to have the amount paid in a lump sum or under a payment option. (See the section on Payment Options.)

PARTIAL WITHDRAWALS
Partial withdrawals are irrevocable. The amount of a partial withdrawal may not be less than $500. The Net Cash Surrender Value after a partial withdrawal must be at least $1,000 or an amount sufficient to maintain the Policy in force for the remainder of the Policy Year.

The amount paid will be deducted from the Investment Options according to your instructions when you request the withdrawal. However, the minimum amount remaining in a Subaccount as a result of the allocation is $100. If no instructions are given, the amounts will be withdrawn in proportion to the various Accumulation Values in the Investment Options.

The Death Benefit will be reduced by the amount of any partial withdrawal and may affect the way the Cost of Insurance is calculated and the amount of pure insurance protection under the Policy. (See the sections on Monthly Deduction - Cost of Insurance and Death Benefit Options - Methods of Affecting Insurance Protection.) If Death Benefit option B is in effect, the Specified Amount will not change, but the Accumulation Value will be reduced.

A fee which does not exceed the lesser of $50 or 2% of the amount withdrawn is deducted from the Accumulation Value. Currently, the charge is the lesser of $25 or 2% of the amount withdrawn. (See the section on Partial Withdrawal Charge.) Partial withdrawals will also affect Net Policy Funding for determining whether the Minimum Benefit and Guaranteed Death Benefit provisions are met.

TRANSFERS
Accumulation Value may be transferred among the Subaccounts of Separate Account LLVL and to the Fixed Account as often as desired. However, you may make only one transfer out of the Fixed Account per Policy Year. We may limit the transfer period to the 30 days following the Policy Anniversary Date. The transfers may be ordered in person, by mail or by telephone. The total amount transferred each time must be at least $250, or the balance of the Subaccount, if less. The minimum amount that may remain in a Subaccount or the Fixed Account after a transfer is $100. The first 15 transfers per Policy Year will be permitted free of charge. After that, a transfer charge of $10 may be imposed each additional time amounts are transferred. Currently, no charge is imposed for additional transfers. This charge will be deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Policy Owner is invested. (See the section on Transfer Charge.) Additional restrictions on transfers may be imposed at the fund level. Transfers resulting from Policy loans or exercise of the exchange privilege will not be subject to a transfer charge and will not be counted towards the guaranteed 15 free transfers per Policy Year. Ameritas may at any time revoke or modify the transfer privilege, including the minimum amount transferable.

We will only allow transfers with regard to Rydex according to administrative rules we have set.

                                     LLSVUL
                                       19

Transfers out of the Fixed Account, unless part of the dollar cost averaging systematic program described below, are limited to one per Policy Year. Transfers out of the Fixed Account are limited to the greater of (1) 25% of the Fixed Account attributable to the Policy; (2) the largest transfer made by the Policy Owner out of the Fixed Account during the last 13 months; or (3) $1,000. This provision is not available while dollar cost averaging from the Fixed Account.

The privilege to initiate transactions by telephone will be made available to Policy Owners automatically. Ameritas will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, Ameritas may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Ameritas follows for transactions initiated by telephone include, but are not limited to, requiring the Policy Owner to provide the Policy number at the time of giving transfer instructions; Ameritas' tape recording of all telephone transfer instructions; and Ameritas providing written confirmation of telephone transactions.

SYSTEMATIC PROGRAMS
Ameritas may offer systematic programs as discussed below. These programs will be subject to administrative guidelines Ameritas may establish from time to time. Transfers of Accumulation Value made pursuant to these programs will be counted in determining whether any transfer fee may apply. Lower minimum amounts may be allowed to transfer as part of a systematic program. No other separate fee is assessed when one of these options is chosen. All other normal transfer restrictions, as described above, also apply.

You can request participation in the available programs when purchasing the Policy or at a later date. You can change the allocation percentage or discontinue any program by sending written notice or calling the Home Office. Other scheduled programs may be made available. Ameritas reserves the right to modify, suspend or terminate such programs at any time. Use of systematic programs may not be advantageous, and does not guarantee success.

PORTFOLIO REBALANCING. Under the Portfolio Rebalancing program, you can instruct Ameritas to reallocate the Accumulation Value among the Subaccounts (but not the Fixed Account) on a systematic basis according to your specified allocation instructions.

DOLLAR COST AVERAGING. Under the Dollar Cost Averaging program, you can instruct Ameritas to automatically transfer, on a systematic basis, a predetermined amount or specified percentage from the Fixed Account or the Liquid Asset Subaccount to any other Subaccount(s). Dollar cost averaging is permitted from the Fixed Account if each monthly transfer is no more than 1/36th of the value of the Fixed Account at the time dollar cost averaging is established.

EARNINGS SWEEP. This program permits systematic redistribution of earnings among Investment Options.

FREE-LOOK PRIVILEGE
You may cancel the Policy within 10 days after you receive it, within 10 days after Ameritas delivers a notice of your right of cancellation, or within 45 days of completing Part I of the application, whichever is later. When allowed by state law, the amount of the refund is the net premiums allocated to the Investment Options, adjusted by investment gains and losses, plus the sum of all charges deducted from premiums paid. Otherwise, the amount of the refund will equal the gross premiums paid. To cancel the Policy, you should mail or deliver it to the selling agent, or to Ameritas at the Home Office. A refund of premiums paid by check may be delayed until the check has cleared your bank. (See the section on Postponement of Payments.)

PAYMENT AND ALLOCATION OF PREMIUMS

ISSUANCE OF A POLICY
Individuals wishing to purchase a Policy must complete an application and submit it to Ameritas' Home Office (5900 "O" Street, P.O. Box 81889, Lincoln, Nebraska 68501). A Policy will generally be issued only to individuals between the ages of 20 and 90 at the time of purchase, although at least one of the individuals must be no older than 85, and both of whom supply satisfactory evidence of insurability to Ameritas. Acceptance is subject to Ameritas' underwriting rules, and Ameritas reserves the right to reject an application for any reason.


                                     LLSVUL
                                       20

The Policy Date is the effective date for all coverage in the original application. The Policy Date is used to determine Policy Anniversary Dates, Policy Years and Policy Months. The Issue Date is the date that all financial, contractual and administrative requirements have been met and processed for the Policy. The Policy Date and the Issue Date will be the same unless: (1) an earlier Policy Date is specifically requested, or (2) additional premiums or application amendments are needed. When there are additional requirements before issue (see below) the Policy Date will be the date the Policy is sent for delivery and the Issue Date will be the date the requirements are met.

When all required premiums and application amendments have been received by Ameritas in its Home Office, the Issue Date will be the date the Policy is mailed to you or sent to the agent for delivery to you. When application amendments or additional premiums need to be obtained upon delivery of the Policy, the Issue Date will be when the Policy receipt and federal funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received and available to Ameritas, and the application amendments are received and reviewed in Ameritas' Home Office. On the Issue Date, your initial Net Premium will be allocated to the Liquid Asset Subaccount for 13 days, unless, where available, you have allocated 100% to the Fixed Account. Then, the Accumulation Value of the Policy will be allocated among the Subaccounts and/or Fixed Account according to the instructions in your application.

Where allowed, if you have allocated 100% to the Fixed Account, the Net Premium of the Policy is allocated to the Fixed Account on the Issue Date. In this instance, no further allocation will occur.

Subject to approval, a Policy may be backdated, but the Policy Date may not be more than six months prior to the date of the application. Backdating can be advantageous if a lower Issue Age for either Insured results in lower Cost of Insurance Rates. If a Policy is backdated, the minimum initial premium required will include sufficient premium to cover the backdating period. Monthly deductions will be made for the period the Policy Date is backdated.

Interim conditional insurance coverage may be issued prior to the Policy Date, provided that certain conditions are met, upon the completion of an application and the payment of the required premium at the time of the application. The amount of the interim coverage is limited to $100,000. Premium will not be accepted with applications for coverage in amounts of $1,000,000 or more.

PREMIUMS
No insurance will take effect before the initial premium payment is received by Ameritas in federal funds. The initial premium payment must be at least equal to the monthly Minimum Premium times one more than the number of months between the Policy Date and the Issue Date. Subsequent premiums are payable at Ameritas' Home Office. A Policy Owner has flexibility in determining the frequency and amount of premiums. However, unless you have paid sufficient premiums to pay the Monthly Deduction and Percent of Premium Charge for Taxes, the Policy may have a zero Net Cash Surrender Value and lapse. Net Policy Funding, if adequate, may satisfy Minimum Premium and/or Guaranteed Death Benefit Premium requirements. (See the section on Policy Benefits, Purposes of the Policy.)

PLANNED PERIODIC PREMIUMS. At the time the Policy is issued you may determine a Planned Periodic Premium schedule that provides for the payment of level premiums at selected intervals. You may want to consider setting the Planned Periodic Premium no lower than the Guaranteed Death Benefit Premium to assure proper funding of the Guaranteed Death Benefit. You are not required to pay premiums according to this schedule. You have considerable flexibility to alter the amount and frequency of premiums paid. Ameritas reserves the right to limit the number and amount of additional or unscheduled premium payments.

You may also change the frequency and amount of Planned Periodic Premiums by sending a written request to the Home Office, although Ameritas reserves the right to limit any increase. Premium payment notices will be sent annually, semi-annually or quarterly, depending upon the frequency of the Planned Periodic Premiums. Payment of the Planned Periodic Premiums does not guarantee that the Policy remains in force unless the Minimum Benefit or Guaranteed Death Benefit provision is in effect. Instead, the duration of the Policy depends upon the Policy's Net Cash Surrender Value. (See the section on Duration of the Policy.) Unless the Minimum Benefit or Guaranteed Death Benefit provision is in effect, even if Planned Periodic Premiums are paid, the Policy will lapse any time the Net Cash Surrender Value is insufficient to pay the Monthly Deduction, and the Grace Period expires without a sufficient payment. (See the section on Policy Lapse and Reinstatement.)

                                     LLSVUL
                                       21

PREMIUM LIMITS. Ameritas'current minimum premium limit is $45, $15 if paid by automatic bank draft. Ameritas currently has no maximum premium limit, other than the current maximum premium limits established by federal tax laws. Ameritas reserves the right to change any premium limit. In no event may the total of all premiums paid, both planned and unscheduled, exceed the current maximum premium limits established by federal tax laws. (See the section on Tax Status of the Policy.)

If at any time a premium is paid which would result in total premiums exceeding the current maximum premium limits, Ameritas will only accept that portion of the premium which will make total premiums equal the maximum. Any part of the premium in excess of that amount will be returned or applied as otherwise agreed and no further premiums will be accepted until allowed by the current maximum premium limits allowed by law. Ameritas may require additional evidence of insurability if any premium payment would result in an increase in the Policy's Net Amount at Risk on the date the premium is received.

PREMIUMS UPON INCREASES IN SPECIFIED AMOUNT. Depending upon the Accumulation Value of the Policy at the time of an increase in the Specified Amount of the Policy and the amount of the increase requested by the Policy Owner, an additional premium payment may be required. Ameritas will notify you of any premium required to fund the increase, which premium must be made in a single payment. The Accumulation Value of the Policy will be immediately increased by the amount of the payment, less the applicable Percent of Premium Charge for Taxes.

ALLOCATION OF PREMIUMS AND ACCUMULATION VALUE
ALLOCATION OF NET PREMIUMS. In the application for a Policy, the Policy Owner allocates Net Premiums to one or more Subaccounts and/or to the Fixed Account. Allocations must be whole number percentages and must total 100%. The allocation of future Net Premiums may be changed without charge by providing proper notification to the Home Office in writing or by telephone. If there is any Outstanding Policy Debt at the time of a payment, Ameritas will treat the payment as a premium payment unless you instruct otherwise by proper written notice.

On the Issue Date, the initial Net Premium will be allocated to the Liquid Asset Subaccount for 13 days. Thereafter, the Accumulation Value will be reallocated to the Investment Options you selected. Where allowed, if you have allocated 100% to the Fixed Account, the Net Premium of the Policy is allocated to the Fixed Account on the Issue Date. In this instance, no further allocation will occur. Premium payments received by Ameritas prior to the Issue Date are held in the General Account until the Issue Date and are credited with interest at a rate determined by Ameritas for the period from the date the payment has been converted into federal funds and is available to Ameritas. In no event will interest be credited prior to the Policy Date.

The Accumulation Value of the Subaccounts will vary with the investment performance of these Subaccounts and you, as the Policy Owner, will bear the entire investment risk. This will affect the Policy's Accumulation Value, and may affect the Death Benefit as well. You should periodically review your allocations of premiums and values in light of market conditions and overall financial planning requirements.

POLICY LAPSE AND REINSTATEMENT
LAPSE. Unlike conventional life insurance policies, the failure to make a Planned Periodic Premium payment will not itself cause the Policy to lapse. Lapse will occur when the Net Cash Surrender Value is insufficient to cover the Monthly Deduction and a Grace Period expires without a sufficient payment, unless the Minimum Benefit or Guaranteed Death Benefit provision is in effect. The Grace Period is 61 days from the date Ameritas mails a notice that the Grace Period has begun.Ameritas will notify you at the beginning of the Grace Period by mail addressed to your last known address on file with Ameritas.

The notice will specify the premium required to keep the Policy in force. The required premium will equal the lesser of (1) Monthly Deductions plus Percent of Premium charges for the three Policy Months after commencement of the Grace Period, plus projected loan interest that would accrue over that period, or (2) the premium required under the Minimum Benefit or Guaranteed Death Benefit provisions, if applicable, to keep the Policy in effect for three months from the commencement of the Grace Period. Failure to pay the required premium within the Grace Period will result in lapse of the Policy. If the Second Death occurs during the Grace Period, any overdue Monthly Deductions and Outstanding Policy Debt will be deducted from the Death Benefit Proceeds. (See the section on Charges and Deductions.)



                                     LLSVUL
                                       22

REINSTATEMENT. A lapsed Policy may be reinstated any time within three years (five years in Missouri) after the beginning of the Grace Period provided both Insureds are living. We will reinstate your Policy based on the rating classes of the Insureds at the time of the reinstatement.

Reinstatement is subject to the following:
   (1) Evidence of insurability of both Insureds satisfactory to Ameritas (including evidence of insurability of any person covered by a rider to reinstate the rider);
   (2) Any Outstanding Policy Debt on the date of lapse will be reinstated with interest due and accrued;
   (3) The Policy cannot be reinstated if it has been Surrendered for its full Net Cash Surrender Value;
   (4)   The minimum premium required at reinstatement is the greater of:
         (a) the amount necessary to raise the Net Cash Surrender Value as of the date of reinstatement to equal to or greater than zero; or
         (b)   three times the current Monthly Deduction.

The amount of Accumulation  Value on the date of  reinstatement  will equal:
   (1) The amount of the Net Cash Surrender Value on the date of lapse, increased by
   (2)   The premium paid at reinstatement, less

   (3)   The Percent of Premium Charge for Taxes.

If any Outstanding Policy Debt is reinstated, that debt will be held in Ameritas' General Account. Accumulation Value calculations will then proceed as described under the section on Accumulation Value.

The effective date of reinstatement will be the first Monthly Activity Date on or next following the date of approval by Ameritas of the application for reinstatement.

CHARGES AND DEDUCTIONS

Charges will be deducted in connection with the Policy to compensate Ameritas for: (1) providing the insurance benefits set forth in the Policy and any optional insurance benefits added by rider; (2) administering the Policy and payment of applicable taxes; (3) assuming certain risks in connection with the Policy; and (4) incurring expenses in distributing the Policy. The nature and amount of these charges are described more fully below.

DEDUCTIONS FROM PREMIUM PAYMENTS
PERCENT OF PREMIUM CHARGE FOR TAXES. A deduction of up to 3% of the premium is made from each premium payment; currently the charge is 3%. The deduction is intended to partially offset the premium taxes imposed by the states and their subdivisions, and to help defray the tax cost due to capitalizing certain policy acquisition expenses as required under applicable federal tax laws. (See the section on Federal Tax Matters .) Ameritas does not expect to derive a profit from the Percent of Premium Charge for Taxes.

CHARGES FROM ACCUMULATION VALUE
MONTHLY DEDUCTIONS. Charges will be deducted as of the Policy Date and on each Monthly Activity Date thereafter from the Accumulation Value of the Policy to compensate Ameritas for administrative expenses and insurance provided. These charges will be allocated from the Investment Options in accordance with your instructions. If no instructions are given the charges will be allocated pro rata among the Investment Options. Each of these charges is described in more detail below.

ADMINISTRATIVE EXPENSE CHARGE. To compensate Ameritas for the ordinary administrative expenses expected to be incurred in connection with a Policy, the Monthly Deduction may include a level per policy charge. In addition, for all Specified Amounts there may be a charge of up to $.10 per month per $1000 of Specified Amount, depending on the younger Insured's Issue Age. The current Administrative Expense Charge is $0 per month plus $.10 per month per $1000 of Specified Amount for Issue Ages 20-44, $.08 for Issue Ages 45-54, $.05 for Issue Ages 55-64, and $.00 for Issue Ages 65 and over. At the current time we anticipate that the Administrative Expense Charge will reduce to $.00 in year 6 for all ages. The Administrative Expense Charge may be levied throughout the life of the Policy and is guaranteed not to increase above $9 per month plus a charge per month per $1000 of Specified Amount of $.10 for Issue Ages 20-44, $.08 for Issue Ages 45-64 and $.05 for Issue Ages 65 and over. Ameritas does not expect to make any profit from the Administrative Expense Charge.


                                     LLSVUL
                                       23

COST OF INSURANCE. Because the Cost of Insurance depends upon several variables, the cost for each Policy Month can vary from month to month. Ameritas will determine the monthly Cost of Insurance by multiplying the applicable Cost of Insurance Rate by the Net Amount at Risk for each Policy Month.

COST OF INSURANCE RATE. The Annual Cost of Insurance Rates are based on the Issue Age, sex and risk class of each Insured and the Policy duration. The rates will vary depending upon tobacco use and other risk factors. The rates will be based on Ameritas' expectations of future experience with regard to mortality, interest, persistency, and expenses, but will not exceed the Schedule of Guaranteed Annual Cost of Insurance Rates shown in the Policy. The guaranteed rates for standard rating classes are calculated from the 1980 Commissioners Standard Ordinary Smoker and NonSmoker, Male and Female Mortality Tables. The guaranteed rates for the table-rated substandard Insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to one or both Insureds to reflect higher mortality risk. Because the Death Benefit is payable at the Second Death only, one-half of each applicable flat extra rating will be added to adjust the Cost of Insurance Rate. Any change in the Cost of Insurance Rates will apply to all Insureds of the same age, sex, risk class and whose Policies have been in effect for the same length of time.

The Cost of Insurance Rates and payment options for Policies issued in Montana, and perhaps other states or in connection with certain employee benefit arrangements, are issued on a sex-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males. The actual charges made during the Policy year will be shown in the annual report delivered to Policy Owners.

RATING CLASS. The rating class of each Insured will affect the Cost of Insurance Rate. Ameritas currently places Insureds into both standard rating classes and substandard rating classes that involve a higher mortality risk. In an otherwise identical Policy, Insureds in the standard rating class will have a lower Cost of Insurance Rate than when either or both Insureds are in a rating class with higher mortality risks.

TRANSFER CHARGE. Currently there is no charge for transfers among the investment options in excess of 15 per Policy Year. A charge of $10 (guaranteed not to increase) for each transfer in excess of 15 may be imposed to compensate Ameritas for the costs of processing the transfer. Since the charge reimburses Ameritas only for the cost of processing the transfer, Ameritas does not expect to make any profit from the transfer charge. This charge will be deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Policy Owner is invested. The transfer charge will not be imposed on transfers that occur as a result of Policy loans or the exercise of exchange rights.

PARTIAL WITHDRAWAL CHARGE. A charge will be imposed for each partial withdrawal. This charge will compensate Ameritas for the administrative costs of processing the requested payment and in making necessary calculations for any reductions in Specified Amount which may be required because of the partial withdrawal. This charge is currently the lesser of $25 or 2% of the amount withdrawn (guaranteed not to be greater than the lesser of $50 or 2% of the amount withdrawn). No partial withdrawal charge is assessed when a Policy is Surrendered.

DAILY CHARGES AGAINST THE SEPARATE ACCOUNT
A daily Mortality and Expense Risk Charge will be deducted from the value of the net assets of Separate Account LLVL to compensate Ameritas for mortality and expense risks assumed in connection with the Policy. This daily charge from Separate Account LLVL is at the rate of 0.001093% (equivalent to an annual rate of .40%) for Policy Years 1-15 and 0.000273% (equivalent to an annual rate of
 .10%) thereafter. The daily charge will be deducted from the net asset value of Separate Account LLVL, and therefore the Subaccounts, on each Valuation Date. Where the previous day or days was not a Valuation Date, the deduction on the Valuation Date will be the applicable daily rate multiplied by the number of days since the last Valuation Date. No Mortality and Expense Risk Charges will be deducted from the amounts in the Fixed Account.

Ameritas believes that this level of charge is within the range of industry practice for comparable survivorship flexible premium variable universal life policies. The mortality risk assumed by Ameritas is that Insureds may live for a shorter time than calculated, and that the aggregate amount of Death Benefits paid will be greater than initially estimated. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges provided in the Policies.

An Asset-Based Administrative Expense Charge will also be deducted from the value of the net assets of Separate Account LLVL on a daily basis. This charge is applied at a rate of 0.000546% (equivalent to .20% annually). No Asset- Based Administrative Expense Charge will be deducted from the amounts in the Fixed Account.

There are no Surrender charges.


                                     LLSVUL
                                       24

FUND EXPENSE SUMMARY
Fee information relating to the underlying funds was provided to Ameritas by the underlying funds. Ameritas has not independently verified the information received from the underlying funds.

Neuberger Berman Advisers Management Trust (the "Trust") is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of the Trust. The figures reported under "Investment Advisory & Management" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding Series.

Neuberger Berman Management, Inc. ("NBMI") provides investment management services to each Series that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Series. NBMI provides administrative services to each Portfolio that include furnishing similar facilities and personnel to the Portfolio. With the Portfolio's consent, NBMI is authorized to subcontract some of its responsibilities under its administration agreement with the Portfolio to third parties.

Each Portfolio bears all expenses of its operations other than those borne by NBMI as administrator of the Portfolio and as distributor of its shares. Each Series bears all expenses of its operations other than those borne by NBMI as investment manager of the Series. These expenses include, but are not limited to, for the Portfolios and the Series, legal and accounting fees and compensation for trustees who are not affiliated with NBMI; for the Portfolios, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Series, custodial fees for securities. Any expenses which are not directly attributable to a specific Series are allocated on the basis of the net assets of the respective Series.

NBMI has  undertaken  to reimburse  certain  operating  expenses,  including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Liquid Asset, Guardian, and Mid-Cap Growth Portfolios' average daily net asset values. These expense reimbursement agreements are subject to termination upon 60 days written notice.

The effect of any expense limitation by NBMI is to reduce operating expenses of a portfolio and its corresponding Series and thereby increase total return.

As investment adviser to the Bankers Trust Funds, Bankers Trust Company makes the Funds' investment decisions and assumes responsibility for the securities the Funds own. It buys and sells securities for the Funds and conducts research that leads to the purchase and sale decisions. For its services, Bankers Trust Company receives a fee that is a percentage of each Fund's average daily net assets. The investment adviser has entered into agreements to waive and/or reimburse operating expenses, including its fees, that exceed certain percentages of the Funds' aggregate average daily net asset values.

PADCO Advisors II, Inc., investment advisor of the Rydex Variable Trust, and PADCO Service Company, Inc., servicer to the Rydex Variable Trust, have voluntarily agreed to waive fees and/or reimburse expenses to ensure that expenses do not exceed the following totals: Nova Fund - 2.20%; Ursa Fund - 2.30%; OTC Fund - 2.20%; Precious Metals Fund - 2.20%; U.S. Government Bond Fund
- 1.80%; Juno Fund - 2.30%.

The amount of expenses, including the advisory fees referred to above, borne by each portfolio for the fiscal year ended December 31, 1998, was as follows:


                            INVESTMENT ADVISORY
PORTFOLIO                       & MANAGEMENT            OTHER EXPENSES        TOTAL         WAIVERS,              TOTAL
                                                                                          REIMBURSEMENTS        (Reflecting
                                                                                          AND/OR OFFSETS         waivers,
                                                                                                               reimbursements,
                                                                                                               and/or offsets
                                                                                                                 if any)
NEUBERGER BERMAN
Liquid Asset                         .65%                     .49%            1.14%              .14%              1.00%
Limited Maturity Bond                .65%                     .11%             .76%               -                 .76%
Balanced                             .85%                     .18%            1.03%               -                1.03%
Guardian                             .85%                     .29%            1.14%              .14%              1.00%
Mid-Cap Growth                       .85%                     .58%            1.43%              .43%              1.00%


                                     LLSVUL
                                       25

BANKERS TRUST
Equity 500 Index                     .20%                     .99%            1.19%              .89%               .30%
Small Cap Index                      .35%                    1.23%            1.58%             1.13%               .45%
EAFE(R)Equity Index                  .45%                    1.21%            1.66%             1.01%               .65%

RYDEX
Nova Fund                            .74%                    1.47%            2.21%              .03%              2.18%
Ursa Fund                            .90%                    1.57%            2.47%              .17%              2.30%
OTC Fund                             .72%                    1.24%            1.96%               -                1.96%
Precious Metals Fund                 .75%                    1.61%            2.36%              .16%              2.20%
U.S. Government Bond Fund            .50%                    1.30%            1.80%               -                1.80%
Juno Fund                            .90%                    3.59%            4.49%             2.19%              2.30%

None of the Fund management fees will be assessed against amounts in the Fixed Account.

Expense reimbursement agreements are expected to continue in future years but may be terminated at any time. As long as the expense limitations continue for a portfolio, if a reimbursement occurs, it has the effect of lowering the portfolio's expense ratio and increasing its total return.

-----------------

Ameritas may receive administrative fees from the investment advisers of certain Funds. Ameritas currently does not assess a separate charge against Separate Account LLVL or the Fixed Account for any federal, state or local income taxes. Ameritas may, however, make such a charge in the future if income or gains within Separate Account LLVL will incur any federal, or any significant state or local income tax liability, or if the federal, state or local tax treatment of Ameritas changes.

GENERAL PROVISIONS

THE CONTRACT. The Policy, the application, any supplemental applications, and any riders, amendments or endorsements make up the entire contract. Only the President, Vice President, Secretary or Assistant Secretary can modify the Policy. Any changes must be made in writing, and approved by Ameritas. No agent has the authority to alter or modify any of the terms, conditions or agreements of the Policy or to waive any of its provisions. The rights and benefits under the Policy are summarized in this prospectus; however prospectus disclosure regarding the Policy is qualified in its entirety by the Policy itself, a copy of which is available upon request from Ameritas.

CONTROL OF POLICY. The Policy Owner is as shown in the application or subsequent written endorsement. Subject to the rights of any irrevocable Beneficiary and any assignee of record, all rights, options, and privileges belong to the Policy Owner, if living; otherwise to any successor-owner or owners, if living; otherwise to the estate of the last Policy Owner to die.

BENEFICIARY. Policy Owners may name both primary and contingent Beneficiaries in the application. Payments will be shared equally among Beneficiaries of the same class unless otherwise stated. If a Beneficiary dies before the Second Death, payments will be made to any surviving Beneficiaries of the same class; otherwise to any Beneficiary(ies) of the next class; otherwise to the Policy Owner; otherwise to the estate of the Policy Owner.

CHANGE OF BENEFICIARY. The Policy Owner may change the Beneficiary by written request at any time while at least one Insured is alive unless otherwise provided in the previous designation of Beneficiary. The change will take effect as of the date the change is recorded at the Home Office. Ameritas will not be liable for any payment made or action taken before the change is recorded.

CHANGE OF POLICY OWNER OR ASSIGNMENT. In order to change the Policy Owner of the Policy or assign Policy rights, an assignment of the Policy must be made in writing and filed with Ameritas at its Home Office. Any such assignment is subject to Outstanding Policy Debt. The change will take effect as of the date the change is recorded at the Home Office, and Ameritas will not be liable for any payment made or action taken before the change is recorded. Payment of Death Benefit Proceeds is subject to the rights of any assignee of record. A collateral assignment is not a change of ownership.

PAYMENT OF PROCEEDS. The Death Benefit Proceeds are subject first to any debt to Ameritas and then to the interest of any assignee of record. The balance of any Death Benefit Proceeds shall be paid in one sum to the designated beneficiary unless an Optional Method of Payment is selected. If no Beneficiary survives at the time of the Second Death, the Death Benefit Proceeds shall be paid in one sum to the Policy Owner, if living; otherwise to any successor-owner, if living; otherwise to the Policy Owner's estate. Any proceeds payable upon Surrender shall be paid in one sum unless an Optional Method of Payment is elected.


                                     LLSVUL
                                       26

INCONTESTABILITY. Ameritas cannot contest the Policy or reinstated Policy while at least one Insured is alive after it has been in force for two years from the Policy Date (or reinstatement effective date). After the Policy Date, Ameritas cannot contest an increase in the Specified Amount or addition of a rider while at least one Insured is alive, after such increase or addition has been in force for two years from its effective date. However, this two year provision shall not apply to riders with their own contestability provision. We may require proof prior to the end of the appropriate contestability period that both Insureds are living.

MISSTATEMENT OF AGE AND SEX. If the age or sex of either Insured or any person insured by rider has been misstated, the amount of the Death Benefit and any added riders provided will be those that would be purchased by the most recent deduction for the Cost of Insurance and the cost of any additional riders at the correct age and sex of the Insureds. The Death Benefit Proceeds will be adjusted correspondingly.

SUICIDE. The Policy does not cover suicide within two years of the Policy Date unless otherwise provided by a state's Insurance law. If either Insured, while sane or insane, commits suicide within two years after the Policy Date, Ameritas will pay only the premiums received less any partial withdrawals, the cost for riders and any outstanding Policy debt. If either Insured, while sane or insane, commits suicide within two years after the effective date of any increase in the Specified Amount, Ameritas' liability with respect to such increase will only be its total cost of insurance applicable to the increase. The laws of Missouri provide that death by suicide at any time is covered by the Policy, and further that suicide by an insane person may be considered an accidental death.

POSTPONEMENT OF PAYMENTS. Payment of any amount upon Surrender, partial withdrawal, Policy loans, benefits payable at the Second Death, and transfers may be postponed whenever: (1) the New York Stock Exchange ("NYSE") is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC; (2) the SEC by order permits postponement for the protection of Policy Owners; (3) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of Separate Account LLVL's net assets; or (4) Surrenders, loans or partial withdrawals from the Fixed Account may be deferred for up to 6 months from the date of written request. Payments under the Policy of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared the Policy Owner's bank.

REPORTS AND RECORDS. Ameritas will maintain all records relating to Separate Account LLVL and will mail to the Policy Owner, at the last known address of record, within 30 days after each Policy Anniversary, an annual report which shows the current Accumulation Value, Net Cash Surrender Value, Death Benefit, premiums paid, Outstanding Policy Debt and other information. Quarterly statements are also mailed detailing Policy activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plan (such as a dollar cost averaging program, or payment made by automatic bank draft or salary reduction arrangement), the Policy Owner may receive confirmation of such transactions in their quarterly statements. The Policy Owner should review the information in these statements carefully. All errors or corrections must be reported to Ameritas immediately to assure proper crediting to the Policy. Ameritas will assume all transactions are accurately reported on quarterly statements unless Ameritas is notified otherwise within 30 days after receipt of the statement. The Policy Owner will also be sent a periodic report for the Funds and a list of the portfolio securities held in each portfolio of the Funds.

ADDITIONAL INSURANCE BENEFITS (RIDERS). Subject to certain requirements, one or more of the following additional insurance benefits may be added to a Policy by rider. All riders are not available in all states. The cost, if any, of additional insurance benefits will be deducted as part of the Monthly Deduction.

       ACCELERATED BENEFIT RIDER FOR TERMINAL ILLNESS (LIVING BENEFIT RIDER). Upon Satisfactory Proof of Death of one Insured, and satisfactory proof of terminal illness of the surviving Insured after the two-year contestable period (no waiting period in certain states), Ameritas will accelerate the payment of up to 50% of the lowest scheduled Death Benefit as provided by eligible coverages, less an amount up to two guideline level premiums.

       Future premium allocations after the payment of the benefit must be allocated to the Fixed Account. Payment will not be made for amounts less than $4,000 or more than $250,000 on all policies issued by Ameritas or its affiliates that provide coverage on the surviving Insured. Ameritas may charge the lesser of 2% of the benefit or $50 as an expense charge to cover the costs of administration.

       Satisfactory proof of terminal illness of the last surviving Insured must include a written statement from a licensed physician who is not related to the Insured or the Policy Owner stating that the Insured has a non-correctable medical condition that, with a reasonable degree of medical certainty, will result in the death of the Insured in less than 12 months (6 months in certain states) from the date of the physician's statement. Further, the condition must first be diagnosed while the Policy is in force.



                                     LLSVUL
                                       27

       The accelerated benefit first will be used to repay any Outstanding Policy Debt, and will also affect future loans, partial withdrawals, and Surrenders. The accelerated benefit will be treated as a lien against the Policy Death Benefit and will thus reduce the Death Benefit Proceeds. Interest on the lien will be charged at the Policy loan interest rate. There is no extra premium for this rider.

       ESTATE PROTECTION RIDER. This rider provides a specified amount of insurance to the Beneficiary upon receipt of Satisfactory Proof of Death of both Insureds during the first four Policy Years.

       FIRST-TO-DIE TERM RIDER. This rider provides a specified amount of insurance to the Beneficiary upon receipt of Satisfactory Proof of Death of either of the two Insureds.

       SECOND-TO-DIE TERM RIDER. This rider provides a specified amount of insurance to the Beneficiary upon receipt of Satisfactory Proof of Death of both Insureds.

       TERM RIDER FOR COVERED INSURED. This rider provides a specified amount of insurance to the Beneficiary upon receipt of Satisfactory Proof of Death of the rider Insured, as identified. The rider may be purchased on either Insured or on an individual other than the Insureds.

       TOTAL DISABILITY RIDER. This rider provides for the payment by Ameritas of a disability benefit in the form of premiums while the Insured is disabled. The benefit amount may be chosen by the Policy Owner at the issue of the rider. In addition, while the Insured is totally disabled, the Cost of Insurance for the rider will not be deducted from
       Accumulation  Value.  The  rider  may be  purchased  on  either  or  both
       Insureds.

DISTRIBUTION OF THE POLICIES

Ameritas Investment Corp. (AIC), a wholly owned subsidiary of AMAL Corporation, will act as the principal underwriter of the Policies, pursuant to an Underwriting Agreement between itself and Ameritas. AIC was organized under the laws of the State of Nebraska on December 29, 1983 and is a registered broker-dealer pursuant to the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers. In 1998, AIC received gross variable universal life compensation of $298,182, and retained $37,512 in underwriting fees, and $10 in brokerage commissions on Ameritas' variable universal life policies.

AIC offers its clients a wide variety of financial products and services and has the ability to execute stock and bond transactions on a number of national exchanges. AIC also serves as principal underwriter for Ameritas' variable annuity, and for Ameritas Variable Life Insurance Company's variable life and variable annuities. Ameritas Variable Life Insurance Company is an affiliate of Ameritas. It also has executed selling agreements with a variety of mutual funds, unit investment trusts and direct participation programs.

There is no premium load to cover sales and distribution expenses. To the extent that sales and distribution expenses are paid, if at all, Ameritas will pay them from its other assets or surplus in its General Account, which include amounts derived from mortality and expense risk charges and other charges made under the Policy.

Policies can be purchased directly from Ameritas through its direct consumer services, with salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

Policies can be purchased from field representatives who are registered representatives of AIC, or from registered representatives of other registered broker-dealers authorized to sell the policies subject to applicable law. In these situations, AIC or the other broker-dealer may receive compensation in an amount no greater than 15% of the target first year premium paid plus the first year cost of any riders, and 2% of excess first year premium. AIC or the other broker-dealer may pass a portion of this compensation on to the registered representative or the manager of the registered representative.

Upon any subsequent increase in Specified Amount or any subsequent increase in riders, marketing allowances will also be paid based on the amount of the increase in Specified Amount or increase in rider.


                                     LLSVUL
                                       28

FEDERAL TAX MATTERS

The following discussion provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or cover all situations. This discussion is not intended as tax advice. No attempt has been made to consider in detail any applicable state or other tax laws except premium taxes. (See discussion in the section on Deductions from Premium Payments - Percent of Premium Charge for Taxes.) This discussion is based upon Ameritas' understanding of the relevant laws at the time of filing. Counsel and other competent tax advisors should be consulted for more complete information before a Policy is purchased. Ameritas makes no representation as to the likelihood of the continuation of present federal income tax laws nor of the interpretations by the Internal Revenue Service. Federal tax laws are subject to change and thus tax consequences to the Insureds,Policy Owner or Beneficiary may be altered.

(1)  TAXATION OF AMERITAS.  Ameritas is taxed as a life insurance  company under
     Part I of Subchapter L of the Internal Revenue Code of 1986, (the "Code"). At this time, since Separate Account LLVL is not a separate entity from Ameritas, and its operations form a part of Ameritas, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Net investment income and realized net capital gains on the assets of Separate Account LLVL are reinvested and automatically retained as a part of the reserves of the Policy and are taken into account in determining the Death Benefit and Accumulation Value of the Policy. Ameritas believes that Separate Account LLVL net investment income and realized net capital gains will not be taxable to the extent that such income and gains are retained as reserves under the Policy.

     Ameritas does not currently expect to incur any federal income tax liability attributable to Separate Account LLVL with respect to the sale of the Policies. Accordingly, no charge is being made currently to Separate Account LLVL for federal income taxes. If, however, Ameritas determines that it may incur such taxes attributable to Separate Account LLVL, it may assess a charge for such taxes against Separate Account LLVL.

     Ameritas may also incur state and local taxes (in addition to premium taxes for which a deduction from premiums is currently made). At present, they are not charges against Separate Account LLVL. If there is a material change in state or local tax laws, charges for such taxes attributable to Separate Account LLVL, if any, may be assessed against Separate Account LLVL.

(2) TAX STATUS OF THE POLICY. The Code (Section 7702) includes a definition of a life insurance contract for federal tax purposes which places limitations on the amount of premiums that may be paid for the Policy and the relationship of the Accumulation Value to the Death Benefit. While Ameritas believes that the Policy meets the statutory definition of a life insurance contract under Internal Revenue Code Section 7702 and should receive federal income tax treatment consistent with that of a fixed-benefit life insurance policy, the area of tax law relating to the definition of life insurance does not explicitly address all relevant issues (including, for example, certain tax requirements relating to survivorship variable universal life policies). Ameritas reserves the right to make changes to the Policy if deemed appropriate by Ameritas to attempt to assure qualification of the Policy as a life insurance contract. If the Policy were determined not to qualify as life insurance under Code Section 7702, the Policy would not provide the tax advantages normally provided by life insurance. If the Death Benefit of a Policy is changed, the applicable defined limits may change.

     The Code (Section 7702A) also defines a "modified endowment contract" for federal tax purposes. If a life insurance policy is classified as a modified endowment contract, distributions from it (including loans) are taxed as ordinary income to the extent of any gain. This Policy will become a "modified endowment contract" if the premiums paid into the Policy fail to meet a 7-pay premium test as outlined in Section 7702A of the Code.

     Certain benefits the Policy Owner may elect under this Policy may be material changes affecting the 7-pay premium test. These include, but are not limited to, changes in Death Benefits and changes in the Specified Amount. One may avoid a Policy becoming a modified endowment contract by, among other things, not making excessive payments or reducing benefits. Should you deposit excessive premiums during a Policy Year, that portion that is returned by Ameritas within 60 days after the Policy Anniversary Date will reduce the premiums paid to prevent the Policy from becoming a modified endowment contract. All modified endowment policies issued by Ameritas to the same Policy Owner in any 12 month period are treated as one modified endowment contract for purposes of determining taxable gain under
     Section 72(e) of the Internal Revenue Code. Any life insurance policy received in exchange for a modified endowment contract will also be treated as a modified endowment contract. You should contact a competent tax professional before paying additional premiums or making other changes to the Policy to determine whether such payments or changes would cause the Policy to become a modified endowment contract.


                                     LLSVUL
                                       29

     The Code (Section 817(h)) also authorizes the Secretary of the Treasury (the "Treasury") to set standards by regulation or otherwise for the investments of Separate Account LLVL to be "adequately diversified" in order for the Policy to be treated as a life insurance contract for federal tax purposes. Separate Account LLVL, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury in regulations published in the Federal Register on March 2, 1989, which affect how the Fund's assets may be invested.

     Ameritas does not have control over the Funds or their investments. However, Ameritas believes that the Funds will be operated in compliance with the diversification requirements of the Internal Revenue Code. Thus, Ameritas believes that the Policy will be treated as a life insurance contract for federal tax purposes.

     In connection with the issuance of regulations relating to the diversification requirements, the Treasury announced that such regulations do not provide guidance concerning the extent to which policy owners may direct their investments to particular divisions of a separate account. Regulations in this regard may be issued in the future. It is not clear what these regulations will provide nor whether they will be prospective only. It is possible that when regulations are issued, the Policy may need to be modified to comply with such regulations. For these reasons, Ameritas reserves the right to modify the Policy as necessary to prevent the Policy Owner from being considered the owner of the assets of Separate Account LLVL or otherwise to qualify the Policy for favorable tax treatment.

     The following discussion assumes that the Policy will qualify as a life insurance contract for federal tax purposes.

(3) TAX TREATMENT OF POLICY PROCEEDS. Ameritas believes that the Policy will be treated in a manner consistent with a fixed benefit life insurance policy for federal income tax purposes. Thus, Ameritas believes that the Death Benefit will generally be excludable from the gross income of the Beneficiary under Section 101(a)(1) of the Code and the Policy Owner will not be deemed to be in constructive receipt of the Accumulation Value under the Policy until its actual Surrender.

     Distributions  From Policies That Are Not "Modified  Endowment  Contracts."
     ---------------------------------------------------------------------------
     Distributions (while one or both Insureds are still alive) from a Policy that is not a modified endowment contract are generally treated as first a recovery of the investment in the Policy and then only after the return of all such investment, as disbursing taxable income. However, in the case of a decrease in the Death Benefit, a partial withdrawal, a change in Death Benefit option, or any other such change that reduces future benefits under the Policy during the first 15 years after a Policy is issued and that results in a cash distribution to the Policy Owner in order for the Policy to continue complying with the Section 7702 defined limits on premiums and Accumulation Values, such distributions will be taxable as ordinary income to the Policy Owner (to the extent of any gain in the Policy) as prescribed in Section 7702. In addition, upon a complete surrender or lapse of a Policy that is not a "modified endowment contract," if the amount received plus the amount of any outstanding Policy debt exceeds the total investment in the Policy, the excess will generally be treated as ordinary income for tax purposes. Investment in the Policy means (1) the total amount of any premiums paid for the Policy plus the amount of any loan received under the Policy to the extent the loan is included in gross income of the Policy owner minus (2) the total amount received under the Policy by the Policy Owner that was excludable from gross income, excluding any non-taxable loan received under the Policy.

     Ameritas also believes that loans received under a Policy that is not a "modified endowment contract" will be treated as debt of the Policy Owner and that no part of any loan under a Policy will constitute income to the Policy Owner so long as the Policy remains in force. Should the Policy lapse while Policy loans are outstanding the portion of the loans attributable to earnings will become taxable. Generally, interest paid on any loan under a Policy owned by an individual will not be tax-deductible.

     Except for Policies with respect to a limited number of key persons of an employer (both as defined in the Internal Revenue Code), and subject to applicable interest rate caps, the Health Insurance Portability and Accountability Act of 1996 (the "Health Insurance Act") generally repeals the deduction for interest paid or accrued after October 13, 1995 on loans from corporate owned life insurance pPolicies on the lives of officers, employees or persons financially interested in the taxpayer's trade or business. Certain transitional rules for existing debt are included in the Health Insurance Act. The transitional rules include a phase-out of the deduction for debt incurred (1) before January 1, 1996, or (2) before January 1, 1997, for policies entered into in 1994 or 1995. The phase-out of the interest expense deduction occurs over a transition period between October 13, 1995 and January 1, 1999. There is also a special rule for pre-June 21, 1986 policies. The Taxpayer Relief Act of 1997 ("TRA '97"), further expanded the interest deduction disallowance for businesses by providing, with respect to policies issued after June 8, 1997, that no deduction is allowed for interest paid or accrued on any debt with respect to life insurance covering the life of any individual (except as noted above under pre-'97 law with respect to key persons and pre- June 21, 1986 policies). TRA '97 also provides that no




                                     LLSVUL
                                       30
     deduction is permissible for premiums paid on a life insurance policy if the taxpayer is directly or indirectly a beneficiary under the policy. Also under TRA '97 and subject to certain exceptions, for policies issued after June 8, 1997, no deduction is allowed for that portion of a taxpayer's interest expense that is allocable to unborrowed Policy cash values. This disallowance generally does not apply to policies owned by natural persons. Policy Owners should consult a competent tax advisor concerning the tax implications of these changes for their Policies.

     Distributions From Policies That Are "Modified Endowment Contracts." Should
     --------------------------------------------------------------------
     the Policy become a "modified endowment contract" partial withdrawals, full Surrenders, assignments, pledges, and loans (including loans to pay loan interest) under the Policy will be taxable to the extent of any gain under the Policy. A 10% penalty tax also applies to the taxable portion of any distribution made prior to the taxpayer's age 59 1/2. The 10% penalty tax does not apply if the distribution is made because the taxpayer is disabled as defined under the Code or if the distribution is paid out in the form of a life annuity on the life of the taxpayer or the joint lives of the taxpayer and Beneficiary.

     The right to exchange the Policy for a survivorship flexible premium adjustable life insurance policy (See the section on Exchange Privilege.), the right to change Policy Owners (See the section on General Provisions.), and the provision for partial withdrawals (See the section on Surrenders.) may have tax consequences depending on the circumstances of such exchange, change, or withdrawal. Upon complete Surrender, if the amount received plus any Outstanding Policy Debt exceeds the total premiums paid (the "basis"), that are not treated as previously withdrawn by the Policy Owner, the excess generally will be taxed as ordinary income.

     Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of Death Benefit Proceeds depend on applicable law and the circumstances of each Policy Owner or Beneficiary. In addition, if the Policy is used in connection with tax-qualified retirement plans, certain limitations prescribed by the Internal Revenue Service on, and rules with respect to the taxation of, life insurance protection provided through such plans may apply. The advice of competent tax counsel should be sought in connection with use of life insurance in a qualified plan.

SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS

Ameritas holds the assets of Separate Account LLVL. The assets are kept physically segregated and held separately and apart from the General Account assets, except for the Fixed Account. Ameritas maintains records of all purchases and redemptions of Funds' shares by each of the Subaccounts.

THIRD PARTY SERVICES

Ameritas is aware that certain third parties are offering investment advisory, asset allocation, money management and timing services in connection with the Policies. Ameritas does not engage any such third parties to offer such services of any type. In certain cases, Ameritas has agreed to honor transfer instructions from such services where it has received powers of attorney, in a form acceptable to it, from the Policy Owners participating in the service.
Firms or persons offering such services do so independently from any agency relationship they may have with Ameritas for the sale of Policies. Ameritas takes no responsibility for the investment allocations and transfers transacted on a Policy Owner's behalf by such third parties or any investment allocation recommendations made by such parties. Policy Owners should be aware that fees paid for such services are separate and in addition to fees paid under the Policies.

VOTING RIGHTS

Ameritas is the legal holder of the shares held in the Subaccounts of Separate Account LLVL and as such has the right to vote the shares, to elect Directors of the Funds, and to vote on matters that are required by the Investment Company Act of 1940 and upon any other matter that may be voted upon at a shareholder meeting. To the extent required by law, Ameritas will vote all shares of each of the Funds held in Separate Account LLVL at regular and special shareholder meetings of the Funds according to instructions received from Policy Owners based on the number of shares held as of the record date for such meeting.

The number of Fund shares in a Subaccount for which instructions may be given by a Policy Owner is determined by dividing the Accumulation Value held in that Subaccount by the net asset value of one share in the corresponding portfolio of the Fund. Fractional shares will be counted. Fund shares held in each Subaccount for which no timely instructions from Policy Owners are received and Fund shares held in each Subaccount which do not support Policy Owner interests will be voted by Ameritas in the same proportion as those shares in that Subaccount for which timely instructions are received. Voting instructions to abstain on any item to be voted will

                                     LLSVUL
                                       31
be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, Ameritas may elect to vote shares of the Fund in its own right.

DISREGARD OF VOTING INSTRUCTION. Ameritas may, if required by state insurance officials, disregard voting instructions if those instructions would require shares to be voted to cause a change in the subclassification or investment objectives or policies of one or more of the Funds' portfolios, or to approve or disapprove an investment adviser or principal underwriter for the Funds. In addition, Ameritas itself may disregard voting instructions that would require changes in the investment objectives or policies of any portfolio or in an investment adviser or principal underwriter for the Funds, if Ameritas reasonably disapproves those changes in accordance with applicable federal regulations. If Ameritas does disregard voting instructions, it will advise Policy Owners of that action and its reasons for the action in the next annual report or proxy statement to Policy Owners.

STATE REGULATION OF AMERITAS

Ameritas, a stock life insurance company organized under the laws of Nebraska, is subject to regulation by the Nebraska Department of Insurance. On or before March 1 of each year an NAIC convention blank covering the operations and reporting on the financial condition of Ameritas and Separate Account LLVL as of December 31 of the preceding year must be filed with the Nebraska Department of Insurance. Periodically, the Nebraska Department of Insurance examines the liabilities and reserves of Ameritas and Separate Account LLVL.

In addition, Ameritas is subject to the insurance laws and regulations of other states within which it is licensed or may become licensed to operate. The Policies offered by the prospectus are available in the various states as approved. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments.

EXECUTIVE OFFICERS AND DIRECTORS OF AMERITAS

This list shows name and position(s) with Ameritas followed by the principal occupations for the last five years. Where an individual has held more than one position with an organization during the last 5-year period, the last position held has been given.

LAWRENCE J. ARTH, DIRECTOR, CHAIRMAN OF THE BOARD AND CHIEF EXECUTIVE OFFICER* Director, Chairman of the Board, Chief Executive Officer: Ameritas Variable Life Insurance Company; also serves as officer and/or director of other subsidiaries and/or affiliates of Ameritas Life Insurance Corp.

KENNETH C. LOUIS, DIRECTOR, PRESIDENT AND CHIEF OPERATING OFFICER*
Director, Executive Vice President: Ameritas Variable Life Insurance Company; also serves as officer and/or director of other subsidiaries and/or affiliates of Ameritas Life Insurance Corp.

NORMAN M. KRIVOSHA, EXECUTIVE VICE PRESIDENT-LEGAL AND GOVERNMENT AFFAIRS* Formerly, Secretary and General Counsel: Ameritas Variable Life Insurance Company; also served as officer and/or director of other subsidiaries and/or affiliates of Ameritas Life Insurance Corp.

JAMES P. ABEL, DIRECTOR**
President: NEBCO, Inc.

DUANE W. ACKLIE, DIRECTOR**
Chairman: Crete Carrier Corporation; Director: AMAL Corporation.

HALUK ARITURK, EXECUTIVE VICE PRESIDENT-AMERITAS ACACIA SHARED SERVICES CENTER* Senior Vice President, Operations and Chief Actuary: Acacia Life Insurance
Company;   also  serves  as  officer  and/or  director  of  subsidiaries  and/or affiliates of Acacia Life Insurance Company.

ROBERT C. BARTH, VICE PRESIDENT AND CONTROLLER*

EDWARD  M.   BELLER,   VICE   PRESIDENT-INDIVIDUAL   ADMINISTRATION   AND  CHIEF
UNDERWRITER*
Vice President and Chief Underwriter: Acacia Life Insurance Company; Vice President and Chief Underwriter: HGI, Inc.

ELDON BOHMONT, VICE PRESIDENT-INDIVIDUAL CLIENT SERVICES*

ROXANN BRENNFOERDER, VICE PRESIDENT GROUP ADMINISTRATION, UNDERWRITING AND COMPLIANCE*



                                     LLSVUL
                                       32

ROBERT W. CLYDE, DIRECTOR**
President and Chief Operating Officer: Acacia National Life Insurance Company.

JAN M. CONNOLLY, SENIOR VICE PRESIDENT-OPERATIONS, PLANNING AND QUALITY*

WILLIAM W. COOK, JR., DIRECTOR**
Chairman, Chief Executive Officer: The Beatrice National Bank and Trust Co.

GERALD B. DIMON, VICE PRESIDENT-HUMAN RESOURCES*

BERT A. GETZ, DIRECTOR**
Chairman and President: Globe Corporation; Director: Security Pacific Bank Arizona, Security Pacific Bancorp Southwest, Bancwest Mortgage Corp., Security Pacific Corporation, Security Pacific National Bank, Ellsworth Financial Corp., Iliff, Thorn & Co., CalMat Co., Dean Foods Company, Continental Bank, Continental Bank Corp.; Advisory Director: Myers Craig Vallone Co.; Trustee:
Mayo Foundation.

WILLIAM R. GIOVANNI, SENIOR VICE PRESIDENT, PRESIDENT AND CHIEF EXECUTIVE OFFICER-AIC*
Also serves as officer and director of an affiliate of Ameritas Life Insurance Corp.; President: FirsTier Securities.

LORI S. GOHDE, VICE PRESIDENT-GROUP BUSINESS DEVELOPMENT AND PLANNING* Vice President-Group: Woodmen Accident & Life Co.

B. DOUGLAS GRITTON, VICE PRESIDENT-INDIVIDUAL AGENCY DISTRIBUTION* Territorial Trainer: Metropolitan Life Insurance Company.

ARNOLD D. HENKEL, VICE PRESIDENT-PENSIONS*
Capital Analysis/Henkel & Anderson Financial; Senior Vice President: Ministers Life.

THOMAS D.  HIGLEY,  VICE  PRESIDENT  AND  FINANCIAL  ACTUARY*
Also serves as and officer of a subsidiary of Ameritas Life Insurance Corp.

LESLIE D. INMAN, VICE PRESIDENT - GROUP MARKETING AND PLANNING*
National Sales Director, VP and National Marketing Manager: American Bankers Insurance.

MIKE JASKOLKA, VICE PRESIDENT - INFORMATION SERVICES*

MARTY L. JOHNSON, SECOND VICE PRESIDENT - INDIVIDUAL UNDERWRITING*

KENNETH R. JONES, VICE PRESIDENT - CORPORATE COMPLIANCE AND ASSISTANT SECRETARY* Vice President-Corporate Compliance and Assistant Secretary: Ameritas Variable Life Insurance Company, also serves as officer of other subsidiaries and/or affiliates of Ameritas Life Insurance Corp.

JAMES R. KNAPP, DIRECTOR**
Chairman: The Brookhollow Group; General Partner: Windsor Associates.

ROBERT F. KROHN, DIRECTOR**
Chairman and Chief Executive Officer: PSI Group, Inc.; President: Krohn Corporation; Chairman of the Board: Commercial Federal Corporation.

ROBERT G. LANGE, VICE PRESIDENT AND GENERAL COUNSEL-INSURANCE AND ASSISTANT SECRETARY*
Director: Nebraska Department of Insurance.

WILLIAM W. LESTER, SENIOR VICE PRESIDENT-INVESTMENTS AND TREASURER*
Treasurer: Ameritas Variable Life Insurance Company; also serves as officer of other subsidiaries of Ameritas Life Insurance Corp.



                                     LLSVUL
                                       33

WILFRED J. MADDUX, DIRECTOR**
President, Manager: Maddux Cattle Company.

JOANN M. MARTIN, SENIOR VICE PRESIDENT AND CHIEF FINANCIAL OFFICER*
Director, Controller: Ameritas Variable Life Insurance Company; also serves as an officer and/or director of other subsidiaries and/or affiliates of Ameritas Life Insurance Corp.

DAVID C. MOORE, PRESIDENT - GROUP DIVISION*
Also serves as officer and/or director of other subsidiaries and/or affiliates of Ameritas Life Insurance Corp.

CHARLES T. NASON, DIRECTOR**
Chairman of the Board and Chief Executive Officer, Director: Acacia National Life Insurance Company; Chairman, President and Chief Executive Officer: Acacia Life Insurance Company.

WILLIAM W. NELSON,  VICE  PRESIDENT - GROUPCLAIMS  AND  CONSULTANT  REVIEW*
Also serves as an officer of other subsidiaries of Ameritas Life Insurance Corp.

DALE K. NIEBUHR, SECOND VICE PRESIDENT - AUDIT SERVICES*

DONALD W. PARKER, SECOND VICE PRESIDENT- ACCOUNTING AND ASSISTANT CONTROLLER*

GARY R. RAYMOND, VICE PRESIDENT - GROUP ACTUARY*

TODD W. REIMERS, VICE PRESIDENT-GROUP FIELD SALES*
Vice President-Sales: Woodmen Accident and Life Company.

BARRY C. RITTER, SENIOR VICE PRESIDENT - INFORMATION SERVICES*

MARY H. RUTFORD, SECOND VICE PRESIDENT-ACCOUNTING*

PAUL C. SCHORR, III, DIRECTOR**
President and CEO: ComCor Holding, Inc.; Chairman: Ebco/Commonwealth, Inc.; President, Chief Executive Officer: Fishbach Corp., Commonwealth Companies, Inc.

William C. Smith, Director**
Director:  AMAL  Corporation;  President:  William  C.  Smith & Co.;  President,
Chairman, Chief Executive Officer: FirsTier Bank, N.A.; President, Chief Operating Officer, Chairman, Chief Executive Officer: FirsTier Financial, Inc.

DONALD R.  STADING,  SENIOR VICE  PRESIDENT,  SECRETARY  AND  CORPORATE  GENERAL
COUNSEL*
Secretary and General Counsel: Ameritas Variable Life Insurance Company; also serves as officer and/or director of other subsidiaries and/or affiliates of Ameritas Life Insurance Corp.

NEAL E. TYNER, DIRECTOR, CHAIRMAN EMERITUS**
NET Consultants, Formerly Chairman of the Board and CEO of Ameritas Life Insurance Corp.

KENNETH L. VANCLEAVE,  VICE PRESIDENT - GROUP MANAGED CARE AND PARTNERING*
Also serves as officer and director of an affiliate of Ameritas Life Insurance Corp.

RICHARD W. VAUTRAVERS, SENIOR VICE PRESIDENT AND CORPORATE ACTUARY*

WINSTON J. WADE, DIRECTOR**
Vice   President-Network   Infrastructure:   U.S.  West   Communications;   Vice
President-Technical Services: U.S. West Communication, Inc.


                                     LLSVUL
                                       34

JON B. WEINBERG, VICE  PRESIDENT-MORTGAGE  LOANS AND REAL ESTATE*
Also serves as an officer of a subsidiary of Ameritas Life Insurance Corp.

STEVEN L. WELTON, VICE PRESIDENT-INDIVIDUAL MARKETING*
Assistant  Vice   President-Marketing   Services:   Northwestern  National  Life
Insurance Co.

RUSSELL J. WILTGEN, VICE PRESIDENT-INDIVIDUAL PRODUCT MANAGEMENT*
Senior Vice President-Product Management: Ameritas Variable Life Insurance Company; Vice President and Chief Product Actuary- Risk Life: Mutual of Omaha Companies.

* Principal business address: Ameritas Life Insurance Corp, 5900 "O" Street, P.O. Box 81889, Lincoln, Nebraska 68501.

** Principal address for: James P. Abel, NEBCO, Inc., P.O. Box 80268, Lincoln, Nebraska 68501; Duane W. Acklie, Crete Carrier Corporation, P.O. Box 81228, Lincoln, Nebraska 68501; Robert W. Clyde, Acacia National Life Insurance Company, 7315 Wisconsin Avenue, Bethesda, Maryland 20814; William W. Cook, Jr., The Beatrice National Bank and Trust Company, P.O. Box 100, Beatrice, Nebraska 68310; Bert A. Getz, Globe Corporation, Scottsdale Spectrum, 6730
     N. Scottsdale Road, Suite 250, Scottsdale, Arizona 85253; James R. Knapp, Brookhollow Group, One Brookhollow Drive, Santa Ana, California 92705; Robert F. Krohn; PSI Group, Inc., 10011 J Street, Omaha, Nebraska 68127; Wilfred Maddux, Maddux Cattle Company, P.O. Box 217, Wauneta, Nebraska 69045; Charles T. Nason, Acacia National Life Insurance Company, 7315 Wisconsin Avenue, Bethesda, Maryland 20814; Paul C. Schorr, III, ComCor Holding, Inc., 6940 "O" Street, Suite 336, P.O. Box 57310, Lincoln, Nebraska 68505; William C. Smith, William C. Smith & Co., Cornhusker Plaza, Suite 401, 301 So. 13th Street, Lincoln, Nebraska 68508; Neal E. Tyner, NET Consultants, 6940 "O" Street, Suite 324, Lincoln, Nebraska 68510; Winston
     J. Wade, c/o PMI-USW 843-1, P.O. Box 311, Mendham, New Jersey 07945-0311.

LEGAL MATTERS

All matters of Nebraska law pertaining to the Policy, including the validity of the Policy and Ameritas'right to issue the Policy under Nebraska Insurance Law, have been passed upon by Donald R. Stading, Senior Vice President, Secretary and Corporate General Counsel.

LEGAL PROCEEDINGS

There are no legal proceedings to which Separate Account LLVL is a party or to which the assets of Separate Account LLVL are subject. Ameritas is not involved in any litigation that is of material importance in relation to its ability to meet its obligations under the Policies, or that relates to Separate Account LLVL. AIC is not involved in any litigation that is of material importance in relation to its ability to perform under its underwriting agreement.

EXPERTS

The consolidated financial statements of Ameritas as of December 31, 1998 and 1997, and for each of the three years in the period ended December 31, 1998, and the financial statements of Separate Account LLVL as of December 31, 1998, and for each of the three years in the period then ended, included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

Actuarial matters included in this prospectus have been examined by Thomas P. McArdle, Assistant Vice President and Associate Actuary of Ameritas Life Insurance Corp., as stated in the opinion filed as an exhibit to the registration statement.


                                     LLSVUL
                                       35

ADDITIONAL INFORMATION

A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the Policy offered hereby. This prospectus does not contain all the information set forth in the registration statement and the amendments and exhibits to the registration statement, to all of which reference is made for further information concerning Separate Account LLVL, Ameritas and the Policy offered hereby. Statements contained in this prospectus as to the contents of the Policy and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.

FINANCIAL STATEMENTS

The financial statements of Ameritas which are included in this prospectus should be considered only as bearing on the ability of Ameritas to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in Separate Account LLVL.


                                     LLSVUL
                                       36

                          INDEPENDENT AUDITORS' REPORT

Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statement of net assets of Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 1998, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 1998, and the results of its operations and changes in net assets for each of the three years in the period then ended, in conformity with generally accepted accounting principles.

/s/ DELOITTE & TOUCHE LLP

Lincoln, Nebraska
February 5, 1999

                                     F-I- 1

                         AMERITAS LIFE INSURANCE CORP.

                             SEPARATE ACCOUNT LLVL
                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1998

ASSETS
INVESTMENTS AT NET ASSET VALUE:
  VANGUARD VARIABLE INSURANCE FUND:
     Money Market Portfolio -- 9,783,726.040 shares at
      $1.0000 per share (cost $9,783,726)...................    $ 9,783,726
     Equity Index Portfolio -- 252,539.764 shares at
      $32.1543 per share (cost $5,992,382)..................      8,120,239
     Equity Income Portfolio -- 141,075.624 shares at
      $21.4453 per share (cost $2,515,438)..................      3,025,409
     Growth Portfolio -- 238,478.783 shares at $28.4238 per
      share (cost $5,178,240)...............................      6,778,473
     Balanced Portfolio -- 210,958.652 shares at $17.0921
      per share (cost $3,546,562)...........................      3,605,726
     High-Grade Bond Portfolio -- 80,311.175 shares at
      $10.9106 per share (cost $850,239)....................        876,243
     International Portfolio -- 233,573.775 shares at
      $15.0527 per share (cost $3,171,841)..................      3,515,916
     High Yield Bond Portfolio -- 54,187.996 shares at
      $10.1059 per share (cost $564,451)....................        547,619
     Small Company Growth Portfolio -- 123,053.709 shares at
      $11.7475 per share (cost $1,306,799)..................      1,445,574
  NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST:
     Balanced Portfolio -- 14,641.746 shares at $16.34 per
      share (cost $228,306).................................        239,246
     Growth Portfolio -- 36,319.622 shares at $26.29 per
      share (cost $899,192).................................        954,843
     Partners Portfolio -- 158,238.030 shares at $18.93 per
      share (cost $2,823,739)...............................      2,995,446
     Limited Maturity Bond Portfolio -- 3,985.613 shares at
      $13.82 per share (cost $54,502).......................         55,081
  BERGER INSTITUTIONAL PRODUCTS TRUST:
     100 Fund Portfolio -- 13,476.264 shares at $12.89 per
      share (cost $166,028).................................        173,709
     Small Company Growth Portfolio -- 32,764.181 shares at
      $12.28 per share (cost $377,871)......................        402,344
                                                                -----------
          Net Assets Representing Equity of Policyowners....    $42,519,594
                                                                ===========

The accompanying notes are an integral part of these financial statements.

                                     F-I- 2

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     F-I- 3

                         AMERITAS LIFE INSURANCE CORP.

                             SEPARATE ACCOUNT LLVL
                            STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

                                                                          VANGUARD VARIABLE INSURANCE FUND
                                                                    ---------------------------------------------
                                                                    MONEY MARKET    EQUITY INDEX    EQUITY INCOME
                                                        TOTAL       PORTFOLIO(1)    PORTFOLIO(2)    PORTFOLIO(3)
                                                      ----------    ------------    ------------    -------------
                       1998
INVESTMENT INCOME:
  Dividend distributions received.................    $  887,746      $446,322       $   88,442       $ 62,950
  Mortality and expense risk charge...............       242,752        62,330           44,946         16,755
                                                      ----------      --------       ----------       --------
NET INVESTMENT INCOME(LOSS).......................       644,994       383,992           43,496         46,195
                                                      ----------      --------       ----------       --------
REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain(loss) on investments..........     1,061,059            --           31,074         14,132
  Net change in unrealized
    appreciation(depreciation)....................     3,364,606            --        1,422,460        306,650
                                                      ----------      --------       ----------       --------
NET GAIN(LOSS) ON INVESTMENTS.....................     4,425,665            --        1,453,534        320,782
                                                      ----------      --------       ----------       --------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................    $5,070,659      $383,992       $1,497,030       $366,977
                                                      ==========      ========       ==========       ========
                       1997
INVESTMENT INCOME:
  Dividend distributions received.................    $  462,801      $245,562       $   47,557       $ 24,444
  Mortality and expense risk charge...............       110,634        33,383           20,371          5,918
                                                      ----------      --------       ----------       --------
NET INVESTMENT INCOME(LOSS).......................       352,167       212,179           27,186         18,526
                                                      ----------      --------       ----------       --------
REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain(loss) on investments..........       303,704            --           33,570         22,916
  Net change in unrealized
    appreciation(depreciation)....................     1,466,662            --          633,010        181,981
                                                      ----------      --------       ----------       --------
NET GAIN(LOSS) ON INVESTMENTS.....................     1,770,366            --          666,580        204,897
                                                      ----------      --------       ----------       --------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................    $2,122,533      $212,179       $  693,766       $223,423
                                                      ==========      ========       ==========       ========
                       1996
INVESTMENT INCOME:
  Dividend distributions received.................    $   34,810      $ 32,053       $       --       $     --
  Mortality and expense risk charge...............        14,813         4,536            2,639            867
                                                      ----------      --------       ----------       --------
NET INVESTMENT INCOME(LOSS).......................        19,997        27,517           (2,639)          (867)
                                                      ----------      --------       ----------       --------
REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain(loss) on investments..........        73,977            --           12,616          6,453
  Net change in unrealized
    appreciation(depreciation)....................       229,011            --           72,387         21,339
                                                      ----------      --------       ----------       --------
NET GAIN(LOSS) ON INVESTMENTS.....................       302,989            --           85,003         27,792
                                                      ----------      --------       ----------       --------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................    $  322,985      $ 27,517       $   82,364       $ 26,925
                                                      ==========      ========       ==========       ========

---------------

(1) Commenced business 01/09/96
(2) Commenced business 01/31/96
(3) Commenced business 02/06/96
(4) Commenced business 01/22/96
(5) Commenced business 02/12/96
(6) Commenced business 02/12/96
(7) Commenced business 01/22/96
(8) Commenced business 03/10/97
(9) Commenced business 01/29/97

The accompanying notes are an integral part of these financial statements.

                                     F-I- 4

                                        VANGUARD VARIABLE INSURANCE FUND
     ------------------------------------------------------------------------------------------------------
        GROWTH        BALANCED     HIGH-GRADE BOND    INTERNATIONAL   HIGH YIELD BOND      SMALL COMPANY
     PORTFOLIO(4)   PORTFOLIO(5)     PORTFOLIO(6)     PORTFOLIO(7)     PORTFOLIO(8)     GROWTH PORTFOLIO(9)
     ------------   ------------   ----------------   -------------   ---------------   -------------------
      $   32,780      $116,090         $40,993          $ 43,651          $33,203            $  6,273
          34,924        20,046           5,086            20,770            2,934               5,841
      ----------      --------         -------          --------          -------            --------
          (2,144)       96,044          35,907            22,881           30,269                 432
      ----------      --------         -------          --------          -------            --------
         313,459       239,670           2,291                --              803               1,045
       1,308,658       (22,651)         12,857           419,205          (19,842)            126,551
      ----------      --------         -------          --------          -------            --------
       1,622,117       217,019          15,148           419,205          (19,039)            127,596
      ----------      --------         -------          --------          -------            --------
      $1,619,973      $313,063         $51,055          $442,086          $11,230            $128,028
      ==========      ========         =======          ========          =======            ========
      $   24,821      $ 62,554         $17,945          $ 24,884          $ 7,800            $  1,148
          13,622         8,857           2,094            10,213              670               1,158
      ----------      --------         -------          --------          -------            --------
          11,199        53,697          15,851            14,671            7,130                 (10)
      ----------      --------         -------          --------          -------            --------
          70,741        86,534              --            19,354              254                  --
         269,256        73,173          12,105           (87,836)           3,011              12,224
      ----------      --------         -------          --------          -------            --------
         339,997       159,707          12,105           (68,482)           3,265              12,224
      ----------      --------         -------          --------          -------            --------
      $  351,196      $213,404         $27,956          $(53,811)         $10,395            $ 12,214
      ==========      ========         =======          ========          =======            ========
      $       --      $     --         $ 2,757          $     --          $    --            $     --
           1,524           964             316             1,479               --                  --
      ----------      --------         -------          --------          -------            --------
          (1,524)         (964)          2,441            (1,479)              --                  --
      ----------      --------         -------          --------          -------            --------
          22,375        17,899              --            14,166               --                  --
          22,319         8,642           1,042            12,704               --                  --
      ----------      --------         -------          --------          -------            --------
          44,694        26,541           1,042            26,870               --                  --
      ----------      --------         -------          --------          -------            --------
      $   43,170      $ 25,577         $ 3,483          $ 25,391          $    --            $     --
      ==========      ========         =======          ========          =======            ========

                                     F-I- 5

                         AMERITAS LIFE INSURANCE CORP.

                             SEPARATE ACCOUNT LLVL
                            STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

                                                            NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
                                                    ------------------------------------------------------------
                                                                                                      LIMITED
                                                                                                      MATURITY
                                                      BALANCED         GROWTH         PARTNERS          BOND
                                                    PORTFOLIO(1)    PORTFOLIO(2)    PORTFOLIO(3)    PORTFOLIO(4)
                                                    ------------    ------------    ------------    ------------
                       1998
INVESTMENT INCOME:
  Dividend distributions received.................    $ 4,578         $     --       $   8,593         $3,417
  Mortality and expense risk charge...............      1,618            5,470          18,794            440
                                                      -------         --------       ---------         ------
NET INVESTMENT INCOME (LOSS)......................      2,960           (5,470)        (10,201)         2,977
                                                      -------         --------       ---------         ------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on investments.........     32,161          155,681         270,666             --
  Net change in unrealized appreciation
     (depreciation)...............................     (8,769)         (47,951)       (161,651)          (991)
                                                      -------         --------       ---------         ------
NET GAIN (LOSS) ON INVESTMENTS....................     23,392          107,730         109,015           (991)
                                                      -------         --------       ---------         ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................    $26,352         $102,260       $  98,814         $1,986
                                                      =======         ========       =========         ======
                       1997
INVESTMENT INCOME:
  Dividend distributions received.................    $ 2,227         $     --       $   1,903         $1,514
  Mortality and expense risk charge...............      1,062            3,818           8,694            289
                                                      -------         --------       ---------         ------
NET INVESTMENT INCOME (LOSS)......................      1,165           (3,818)         (6,791)         1,225
                                                      -------         --------       ---------         ------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on investments.........      5,717           34,617          29,308             --
  Net change in unrealized appreciation
     (depreciation)...............................     16,398           83,104         267,038          1,122
                                                      -------         --------       ---------         ------
NET GAIN (LOSS) ON INVESTMENTS....................     22,115          117,721         296,346          1,122
                                                      -------         --------       ---------         ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................    $23,280         $113,903       $ 289,555         $2,347
                                                      =======         ========       =========         ======
                       1996
INVESTMENT INCOME:
  Dividend distributions received.................    $    --         $     --       $      --         $   --
  Mortality and expense risk charge...............        294              814           1,338             42
                                                      -------         --------       ---------         ------
NET INVESTMENT INCOME (LOSS)......................       (294)            (814)         (1,338)           (42)
                                                      -------         --------       ---------         ------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on investments.........         92              253             115              8
  Net change in unrealized appreciation
     (depreciation)...............................      3,312           20,498          66,320            448
                                                      -------         --------       ---------         ------
NET GAIN (LOSS) ON INVESTMENTS....................      3,404           20,751          66,435            456
                                                      -------         --------       ---------         ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................    $ 3,110         $ 19,937       $  65,097         $  414
                                                      =======         ========       =========         ======

---------------
(1) Commenced business 01/31/96
(2) Commenced business 01/22/96
(3) Commenced business 02/06/96
(4) Commenced business 01/31/96
(5) Commenced business 06/11/97
(6) Commenced business 05/21/97

The accompanying notes are an integral part of these financial statements.

                                     F-I- 6

           BERGER INSTITUTIONAL
              PRODUCTS TRUST
       ----------------------------
                          SMALL
                         COMPANY
         100 FUND         GROWTH
       PORTFOLIO(5)    PORTFOLIO(6)
       ------------    ------------
         $   294         $   160
             745           2,053
         -------         -------
            (451)         (1,893)
         -------         -------
              77              --
           9,498          20,582
         -------         -------
           9,575          20,582
         -------         -------
         $ 9,124         $18,689
         =======         =======
         $   442         $    --
              54             431
         -------         -------
             388            (431)
         -------         -------
             693              --
          (1,816)          3,892
         -------         -------
          (1,123)          3,892
         -------         -------
         $  (735)        $ 3,461
         =======         =======
         $    --         $    --
              --              --
         -------         -------
              --              --
         -------         -------
              --              --
              --              --
         -------         -------
              --              --
         -------         -------
         $    --         $    --
         =======         =======

                                     F-I- 7

                         AMERITAS LIFE INSURANCE CORP.

                             SEPARATE ACCOUNT LLVL
                      STATEMENTS OF CHANGES IN NET ASSETS
              FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

                                                                          VANGUARD VARIABLE INSURANCE FUND
                                                                    ---------------------------------------------
                                                                    MONEY MARKET    EQUITY INDEX    EQUITY INCOME
                                                        TOTAL       PORTFOLIO(1)    PORTFOLIO(2)    PORTFOLIO(3)
                                                     -----------    ------------    ------------    -------------
1998
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss).....................  $   644,994     $  383,992      $   43,496      $   46,195
  Net realized gain (loss) on investments..........    1,061,059             --          31,074          14,132
  Net change in unrealized appreciation
    (depreciation).................................    3,364,606             --       1,422,460         306,650
                                                     -----------     ----------      ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..................................    5,070,659        383,992       1,497,030         366,977
NET INCREASE (DECREASE) FROM POLICYOWNER
  TRANSACTIONS.....................................   13,120,915      2,181,465       2,541,249       1,133,653
                                                     -----------     ----------      ----------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS............   18,191,574      2,565,457       4,038,279       1,500,630
                                                     -----------     ----------      ----------      ----------
NET ASSETS AT JANUARY 1, 1998......................   24,328,020      7,218,269       4,081,960       1,524,779
                                                     -----------     ----------      ----------      ----------
NET ASSETS AT DECEMBER 31, 1998....................  $42,519,594     $9,783,726      $8,120,239      $3,025,409
                                                     ===========     ==========      ==========      ==========
1997
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss).....................  $   352,167     $  212,179      $   27,186      $   18,526
  Net realized gain (loss) on investments..........      303,704             --          33,570          22,916
  Net change in unrealized appreciation
    (depreciation).................................    1,466,662             --         633,010         181,981
                                                     -----------     ----------      ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..................................    2,122,533        212,179         693,766         223,423
NET INCREASE (DECREASE) FROM POLICYOWNER
  TRANSACTIONS.....................................   16,472,031      5,731,104       2,039,686         984,196
                                                     -----------     ----------      ----------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS............   18,594,564      5,943,283       2,733,452       1,207,619
                                                     -----------     ----------      ----------      ----------
NET ASSETS AT JANUARY 1, 1997......................    5,733,456      1,274,986       1,348,508         317,160
                                                     -----------     ----------      ----------      ----------
NET ASSETS AT DECEMBER 31, 1997....................  $24,328,020     $7,218,269      $4,081,960      $1,524,779
                                                     ===========     ==========      ==========      ==========
1996
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss).....................  $    19,997     $   27,517      $   (2,639)     $     (867)
  Net realized gain (loss) on investments..........       73,977             --          12,616           6,453
  Net change in unrealized appreciation
    (depreciation).................................      229,011             --          72,387          21,339
                                                     -----------     ----------      ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..................................      322,985         27,517          82,364          26,925
NET INCREASE (DECREASE) FROM POLICYOWNER
  TRANSACTIONS.....................................    5,410,471      1,247,469       1,266,144         290,235
                                                     -----------     ----------      ----------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS............    5,733,456      1,274,986       1,348,508         317,160
                                                     -----------     ----------      ----------      ----------
NET ASSETS AT JANUARY 1, 1996......................           --             --              --              --
                                                     -----------     ----------      ----------      ----------
NET ASSETS AT DECEMBER 31, 1996....................  $ 5,733,456     $1,274,986      $1,348,508      $  317,160
                                                     ===========     ==========      ==========      ==========

---------------

(1) Commenced business 01/09/96
(2) Commenced business 01/31/96
(3) Commenced business 02/06/96
(4) Commenced business 01/22/96
(5) Commenced business 02/12/96
(6) Commenced business 02/12/96
(7) Commenced business 01/22/96
(8) Commenced business 03/10/97
(9) Commenced business 01/29/97

The accompanying notes are an integral part of these financial statements.

                                     F-I- 8

                              VANGUARD VARIABLE INSURANCE FUND
---------------------------------------------------------------------------------------------
                                   HIGH-GRADE                     HIGH YIELD    SMALL COMPANY
       GROWTH        BALANCED         BOND       INTERNATIONAL       BOND          GROWTH
    PORTFOLIO(4)   PORTFOLIO(5)   PORTFOLIO(6)   PORTFOLIO(7)    PORTFOLIO(8)   PORTFOLIO(9)
    ------------   ------------   ------------   -------------   ------------   -------------
     $   (2,144)    $   96,044      $ 35,907      $   22,881       $ 30,269      $      432
        313,459        239,670         2,291              --            803           1,045
      1,308,658        (22,651)       12,857         419,205        (19,842)        126,551
     ----------     ----------      --------      ----------       --------      ----------
      1,619,973        313,063        51,055         442,086         11,230         128,028
      1,946,946      1,254,873       331,358       1,023,332        305,742         940,675
     ----------     ----------      --------      ----------       --------      ----------
      3,566,919      1,567,936       382,413       1,465,418        316,972       1,068,703
     ----------     ----------      --------      ----------       --------      ----------
      3,211,554      2,037,790       493,830       2,050,498        230,647         376,871
     ----------     ----------      --------      ----------       --------      ----------
     $6,778,473     $3,605,726      $876,243      $3,515,916       $547,619      $1,445,574
     ==========     ==========      ========      ==========       ========      ==========
     $   11,199     $   53,697      $ 15,851      $   14,671       $  7,130      $      (10)
         70,741         86,534            --          19,354            254              --
        269,256         73,173        12,105         (87,836)         3,011          12,224
     ----------     ----------      --------      ----------       --------      ----------
        351,196        213,404        27,956         (53,811)        10,395          12,214
      2,154,152      1,428,768       357,373       1,524,915        220,252         364,657
     ----------     ----------      --------      ----------       --------      ----------
      2,505,348      1,642,172       385,329       1,471,104        230,647         376,871
     ----------     ----------      --------      ----------       --------      ----------
        706,206        395,618       108,501         579,394             --              --
     ----------     ----------      --------      ----------       --------      ----------
     $3,211,554     $2,037,790      $493,830      $2,050,498       $230,647      $  376,871
     ==========     ==========      ========      ==========       ========      ==========
     $   (1,524)    $     (964)     $  2,441      $   (1,479)      $     --      $       --
         22,375         17,899            --          14,166             --              --
         22,319          8,642         1,042          12,704             --              --
     ----------     ----------      --------      ----------       --------      ----------
         43,170         25,577         3,483          25,391             --              --
        663,036        370,041       105,018         554,003             --              --
     ----------     ----------      --------      ----------       --------      ----------
        706,206        395,618       108,501         579,394             --              --
     ----------     ----------      --------      ----------       --------      ----------
             --             --            --              --             --              --
     ----------     ----------      --------      ----------       --------      ----------
     $  706,206     $  395,618      $108,501      $  579,394       $     --      $       --
     ==========     ==========      ========      ==========       ========      ==========

                                     F-I- 9

                         AMERITAS LIFE INSURANCE CORP.

                             SEPARATE ACCOUNT LLVL
                      STATEMENTS OF CHANGES IN NET ASSETS
              FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

                                                           NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
                                                     ---------------------------------------------------------
                                                                                                    LIMITED
                                                                                                    MATURITY
                                                       BALANCED        GROWTH        PARTNERS         BOND
                                                     PORTFOLIO(1)   PORTFOLIO(2)   PORTFOLIO(3)   PORTFOLIO(4)
                                                     ------------   ------------   ------------   ------------
1998
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss).....................    $  2,960       $ (5,470)     $  (10,201)     $ 2,977
  Net realized gain (loss) on investments..........      32,161        155,681         270,666           --
  Net change in unrealized appreciation
    (depreciation).................................      (8,769)       (47,951)       (161,651)        (991)
                                                       --------       --------      ----------      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..................................      26,352        102,260          98,814        1,986
NET INCREASE (DECREASE) FROM POLICYOWNER
  TRANSACTIONS.....................................      26,914        185,812         935,607       (7,496)
                                                       --------       --------      ----------      -------
TOTAL INCREASE (DECREASE) IN NET ASSETS............      53,266        288,072       1,034,421       (5,510)
                                                       --------       --------      ----------      -------
NET ASSETS AT JANUARY 1, 1998......................     185,980        666,771       1,961,025       60,591
                                                       --------       --------      ----------      -------
NET ASSETS AT DECEMBER 31, 1998....................    $239,246       $954,843      $2,995,446      $55,081
                                                       ========       ========      ==========      =======
1997
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss).....................    $  1,165       $ (3,818)     $   (6,791)     $ 1,225
  Net realized gain (loss) on investments..........       5,717         34,617          29,308           --
  Net change in unrealized appreciation
    (depreciation).................................      16,398         83,104         267,038        1,122
                                                       --------       --------      ----------      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..................................      23,280        113,903         289,555        2,347
NET INCREASE (DECREASE) FROM POLICYOWNER
  TRANSACTIONS.....................................      74,276        228,396       1,107,185       32,342
                                                       --------       --------      ----------      -------
TOTAL INCREASE (DECREASE) IN NET ASSETS............      97,556        342,299       1,396,740       34,689
                                                       --------       --------      ----------      -------
NET ASSETS AT JANUARY 1, 1997......................      88,424        324,472         564,285       25,902
                                                       --------       --------      ----------      -------
NET ASSETS AT DECEMBER 31, 1997....................    $185,980       $666,771      $1,961,025      $60,591
                                                       ========       ========      ==========      =======
1996
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss).....................    $   (294)      $   (814)     $   (1,338)     $   (42)
  Net realized gain (loss) on investments..........          92            253             115            8
  Net change in unrealized appreciation
    (depreciation).................................       3,312         20,498          66,320          448
                                                       --------       --------      ----------      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..................................       3,110         19,937          65,097          414
NET INCREASE (DECREASE) FROM POLICYOWNER
  TRANSACTIONS.....................................      85,314        304,535         499,188       25,488
                                                       --------       --------      ----------      -------
TOTAL INCREASE (DECREASE) IN NET ASSETS............      88,424        324,472         564,285       25,902
                                                       --------       --------      ----------      -------
NET ASSETS AT JANUARY 1, 1996......................          --             --              --           --
                                                       --------       --------      ----------      -------
NET ASSETS AT DECEMBER 31, 1996....................    $ 88,424       $324,472      $  564,285      $25,902
                                                       ========       ========      ==========      =======

---------------

(1) Commenced business 01/31/96
(2) Commenced business 01/22/96
(3) Commenced business 02/06/96
(4) Commenced business 01/31/96
(5) Commenced business 06/11/97
(6) Commenced business 05/21/97
The accompanying notes are an integral part of these financial statements.

                                    F-I- 10

        BERGER INSTITUTIONAL
           PRODUCTS TRUST
     ---------------------------
                       SMALL
                      COMPANY
       100 FUND        GROWTH
     PORTFOLIO(5)   PORTFOLIO(6)
     ------------   ------------
       $   (451)      $ (1,893)
             77             --
          9,498         20,582
       --------       --------
          9,124         18,689
        144,794        175,991
       --------       --------
        153,918        194,680
       --------       --------
         19,791        207,664
       --------       --------
       $173,709       $402,344
       ========       ========
       $    388       $   (431)
            693             --
         (1,816)         3,892
       --------       --------

           (735)         3,461
         20,526        204,203
       --------       --------
         19,791        207,664
       --------       --------
             --             --
       --------       --------
       $ 19,791       $207,664
       ========       ========
       $     --       $     --
             --             --
             --             --
       --------       --------
             --             --
             --             --
       --------       --------
             --             --
       --------       --------
             --             --
       --------       --------
             --             --
       ========       ========

                                    F-I- 11

                         AMERITAS LIFE INSURANCE CORP.

                             SEPARATE ACCOUNT LLVL
                         NOTES TO FINANCIAL STATEMENTS

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Ameritas Life Insurance Corp. Separate Account LLVL (the Account) was established under Nebraska law on August 24, 1994. The assets of the Account are held by Ameritas Life Insurance Corp. (ALIC) and are aggregated from all of ALIC's other assets.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. At December 31, 1998, there are fifteen subaccounts within the Account. Nine of the subaccounts invest only in a corresponding Portfolio of the Vanguard Variable Insurance Fund which is a diversified open-end management investment company managed by The Vanguard Group. Four of the subaccounts invest only in a corresponding Portfolio of the Neuberger & Berman Advisers Management Trust which is a diversified open-end management investment company managed by Neuberger & Berman Management Incorporated. Two of the subaccounts invest only in a corresponding Portfolio of the Berger Institutional Products Trust which is a diversified open-end management investment company managed by Berger Associates. Each Portfolio pays the manager a monthly fee for managing its investments and business affairs. The assets of the Account are carried at the net asset value of the underlying Portfolios of the funds, and the value of the policyowners' units corresponds to the Account's investment in the underlying subaccounts.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS

The assets of the account are carried at the net asset value of the underlying Portfolios of the Funds. The value of the policyowners' units corresponds to the Account's investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

FEDERAL AND STATE TAXES

The operations of the Account are included in the federal income tax return of ALIC, which is taxed as a life insurance company under the Internal Revenue Code. ALIC has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, ALIC does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

2. POLICYOWNER CHARGES

ALIC charges the account for mortality and expense risks assumed. A daily charge is made on the average daily value of the net assets representing equity of policyowners held in each subaccount per each product's current policy provisions. Additional charges are made at intervals and in amounts per each product's current policy provisions. These charges are prorated against the balance in each investment option of the policyowner, including the Fixed Account option which is not reflected in this separate account.

                                    F-I- 12

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                    F-I- 13

                         AMERITAS LIFE INSURANCE CORP.

                             SEPARATE ACCOUNT LLVL
                         NOTES TO FINANCIAL STATEMENTS

3. SHARES OWNED

The Account invests in shares of mutual funds. Share activity and total shares owned are as follows:

                                                      VANGUARD VARIABLE INSURANCE FUND
                               -------------------------------------------------------------------------------
                                MONEY MARKET     EQUITY INDEX    EQUITY INCOME       GROWTH         BALANCED
                                PORTFOLIO(1)     PORTFOLIO(2)    PORTFOLIO(3)     PORTFOLIO(4)    PORTFOLIO(5)
                               --------------    ------------    -------------    ------------    ------------
Shares owned at January 1,
  1998.....................     7,218,268.940    160,571.157       81,200.304     148,714.710     119,858.700
Shares acquired............    15,650,323.440    241,112.370      152,559.334     212,357.265     153,032.898
Shares disposed............    13,084,866.340    149,143.763       92,684.014     122,593.192      61,932.946
                               --------------    -----------      -----------     -----------     -----------
Shares owned at December
  31, 1998.................     9,783,726.040    252,539.764      141,075.624     238,478.783     210,958.652
                               ==============    ===========      ===========     ===========     ===========

Shares owned at January 1,
  1997.....................     1,274,985.810     68,977.369       21,723.303      39,921.198      26,356.946
Shares acquired............    33,061,438.440    132,217.038       71,066.379     135,646.593     103,263.991
Shares disposed............    27,118,155.310     40,623.250       11,589.378      26,853.081       9,762.237
                               --------------    -----------      -----------     -----------     -----------
Shares owned at December
  31, 1997.................     7,218,268.940    160,571.157       81,200.304     148,714.710     119,858.700
                               ==============    ===========      ===========     ===========     ===========

Shares owned at January 1,
  1996.....................                --             --               --              --              --
Shares acquired............     6,549,300.150     81,127.644       25,593.798      43,455.725      27,155.684
Shares disposed............     5,274,314.340     12,150.275        3,870.495       3,534.527         798.738
                               --------------    -----------      -----------     -----------     -----------
Shares owned at December
  31, 1996.................     1,274,985.810     68,977.369       21,723.303      39,921.198      26,356.946
                               ==============    ===========      ===========     ===========     ===========

---------------

 (1) Commenced business 01/09/96
 (2) Commenced business 01/31/96
 (3) Commenced business 02/06/96
 (4) Commenced business 01/22/96
 (5) Commenced business 02/12/96
 (6) Commenced business 02/12/96
 (7) Commenced business 01/22/96
 (8) Commenced business 03/10/97
 (9) Commenced business 01/29/97
(10) Commenced business 01/31/96
(11) Commenced business 01/22/96
(12) Commenced business 02/06/96
(13) Commenced business 01/31/96

                                    F-I- 14

                 VANGUARD VARIABLE INSURANCE FUND                        NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
    ----------------------------------------------------------   -------------------------------------------------------------
                                                     SMALL                                                          LIMITED
     HIGH-GRADE                     HIGH-YIELD      COMPANY                                                        MATURITY
        BOND       INTERNATIONAL       BOND          GROWTH        BALANCED         GROWTH         PARTNERS          BOND
    PORTFOLIO(6)   PORTFOLIO(7)    PORTFOLIO(8)   PORTFOLIO(9)   PORTFOLIO(10)   PORTFOLIO(11)   PORTFOLIO(12)   PORTFOLIO(13)
    ------------   -------------   ------------   ------------   -------------   -------------   -------------   -------------
     46,139.367     159,524.666     21,777.881     34,377.906     10,448.294      21,832.699       95,195.374      4,291.165
     75,804.160     193,442.989     92,142.577    131,425.948     38,561.561      44,261.721      162,050.110     16,961.787
     41,632.352     119,393.880     59,732.462     42,750.145     34,368.109      29,774.798       99,007.454     17,267.339
     ----------     -----------     ----------    -----------     ----------      ----------      -----------     ----------
     80,311.175     233,573.775     54,187.996    123,053.709     14,641.746      36,319.622      158,238.030      3,985.613
     ==========     ===========     ==========    ===========     ==========      ==========      ===========     ==========

     10,402.808      45,478.330             --             --      5,554.279      12,586.203       34,240.606      1,843.518
     48,976.148     175,097.691     57,152.830     58,091.174      7,945.804      20,902.519       87,117.912      7,782.264
     13,239.589      61,051.355     35,374.949     23,713.268      3,051.789      11,656.023       26,163.144      5,334.617
     ----------     -----------     ----------    -----------     ----------      ----------      -----------     ----------
     46,139.367     159,524.666     21,777.881     34,377.906     10,448.294      21,832.699       95,195.374      4,291.165
     ==========     ===========     ==========    ===========     ==========      ==========      ===========     ==========

             --              --             --             --             --              --               --             --
     16,079.128      54,688.548             --             --      5,783.296      13,583.830       40,372.867      2,210.932
      5,676.320       9,210.218             --             --        229.017         997.627        6,132.261        367.414
     ----------     -----------     ----------    -----------     ----------      ----------      -----------     ----------
     10,402.808      45,478.330             --             --      5,554.279      12,586.203       34,240.606      1,843.518
     ==========     ===========     ==========    ===========     ==========      ==========      ===========     ==========

                                    F-I- 15

                         AMERITAS LIFE INSURANCE CORP.

                             SEPARATE ACCOUNT LLVL
                         NOTES TO FINANCIAL STATEMENTS

3. SHARES OWNED -- (CONTINUED)

The Account invests in shares of mutual funds. Share activity and total shares owned are as follows:

                                                                BERGER INSTITUTIONAL PRODUCTS TRUST
                                                                -----------------------------------
                                                                  100 FUND         SMALL COMPANY
                                                                PORTFOLIO(1)    GROWTH PORTFOLIO(2)
                                                                ------------    -------------------
Shares owned at January 1, 1998.............................      1,781.412         17,219.256
Shares acquired.............................................     31,043.806         57,521.740
Shares disposed.............................................     19,348.954         41,976.815
                                                                 ----------         ----------
Shares owned at December 31, 1998...........................     13,476.264         32,764.181
                                                                 ==========         ==========

Shares owned at January 1, 1997.............................             --                 --
Shares acquired.............................................      2,859.270         38,912.582
Shares disposed.............................................      1,077.858         21,693.326
                                                                 ----------         ----------
Shares owned at December 31, 1997...........................      1,781.412         17,219.256
                                                                 ==========         ==========

Shares owned at January 1, 1996.............................             --                 --
Shares acquired.............................................             --                 --
Shares disposed.............................................             --                 --
                                                                 ----------         ----------
Shares owned at December 31, 1996                                        --                 --
                                                                 ==========         ==========

---------------
(1) Commenced business 06/11/97
(2) Commenced business 05/21/97

                                    F-I- 16

                          AMERITAS LIFE INSURANCE CORP.

                              SEPARATE ACCOUNT LLVL
                             STATEMENT OF NET ASSETS
                                 MARCH 31, 1999
                                   (UNAUDITED)

ASSETS

INVESTMENTS AT NET ASSET VALUE:

   Vanguard Variable Insurance Fund:
      Money Market Portfolio--10,730,248.720 shares at $1.0000
         per share (cost $10,730,249)                                                                       $ 10,730,249
      Equity Index Portfolio--289,468.722 shares at $33.7515
         per share (cost $7,218,915)                                                                           9,770,004
      Equity Income Portfolio--140,793.089 shares at $21.1855
         per share (cost $2,509,619)                                                                           2,982,772
      Growth Portfolio--262,732.811 shares at $29.5291 per share
         (cost $5,882,232)                                                                                     7,758,264
      Balanced Portfolio--214,984.078 shares at $17.0947 per share
         (cost $3,614,658)                                                                                     3,675,088
      High-Grade Bond Portfolio--158,281.170 shares at $10.7053
         per share (cost $1,691,599)                                                                           1,694,448
      International Portfolio--235,143.891 shares at $14.9120
         per share (cost $3,195,622)                                                                           3,506,466
      High Yield Bond Portfolio--76,571.880 shares at $10.0968
         per share (cost $789,887)                                                                               773,131
      Small Company Growth Portfolio--128,575.034 shares at $10.8302
         per share (cost $1,372,824)                                                                           1,392,493
   NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST:
      Balanced Portfolio--15,606.778 shares at $15.35
         per share (cost $243,830)                                                                               239,564
      Growth Portfolio--40,791.756 shares at $23.97 per share
         (cost $1,002,898)                                                                                       977,778
      Partners Portfolio--155,629.569 shares at $18.64 per
         share (cost $2,770,526)                                                                               2,900,935
      Limited Maturity Bond Portfolio--8,582.828 shares at $13.09
         per share (cost 117,855)                                                                                112,349
   BERGER INSTITUTIONAL PRODUCTS TRUST:
      100 Fund Portfolio--12,377.509 shares at 13.33 per
         share (cost $151,108)                                                                                   164,992
      Small Company Growth Portfolio--29,368.936 shares
         at 11.98 per share (cost $333,904)                                                                      351,840
                                                                                                             -----------
           Net Assets Representing Equity of Policyowners                                                    $47,030,373

                                                                                                             ============




The accompanying notes are an integral part of these financial statements.





                                   F-I(U)-1


                          AMERITAS LIFE INSURANCE CORP.

                              SEPARATE ACCOUNT LLVL
                    FOR THE THREE MONTHS ENDED MARCH 31, 1999
                                   (UNAUDITED)

STATEMENT OF OPERATIONS:
                                                                              VANGUARD VARIABLE INSURANCE FUND
                                                                              --------------------------------

                                                                           MONEY           EQUITY             EQUITY
                                                                          MARKET            INDEX             INCOME
                                                        TOTAL            PORTFOLIO        PORTFOLIO          PORTFOLIO
                                                        -----            ---------        ---------          ---------

                         1999

INVESTMENT INCOME:
   Dividend distributions
      received                                          $ 203,223        $ 123,881         $      --         $      --
   Mortality and expense
      risk charge                                          82,801           18,835            16,464             5,642
                                                         --------         --------          --------          --------
NET INVESTMENT INCOME(LOSS)                               120,422          105,046           (16,464)           (5,642)
                                                         --------         --------          ---------         ---------
REALIZED AND UNREALIZED
   GAIN(LOSS) ON INVESTMENTS:
   Net realized gain(loss)
      on investment                                       118,654               --                --                --
   Net change in unrealized
      appreciation(depreciation)                          344,368               --           423,231           (36,817)
                                                         --------         --------          --------          ---------
NET GAIN(LOSS) ON INVESTMENTS                             463,022               --           423,231           (36,817)
                                                         --------         --------          --------          ---------
NET INCREASE(DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS                                      $ 583,444        $ 105,046         $ 406,767         $ (42,459)
                                                        =========        =========         =========         ==========

STATEMENT OF CHANGES IN NET ASSETS:
                                                                              VANGUARD VARIABLE INSURANCE FUND
                                                                              --------------------------------

                                                                           MONEY           EQUITY             EQUITY
                                                                          MARKET            INDEX             INCOME
                                                        TOTAL            PORTFOLIO        PORTFOLIO          PORTFOLIO
                         1999

INCREASE(DECREASE) IN NET
   ASSETS FROM OPERATIONS:
   Net investment income (loss)                       $  120,422       $   105,046        $  (16,464)       $   (5,642)
   Net realized gain (loss)
      on investments                                     118,654                --                --                --
   Net change in unrealized
      appreciation (depreciation)                        344,368                --           423,231           (36,817)
                                                       ---------         ---------         ---------          ---------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS                                       583,444           105,046           406,767           (42,459)
NET INCREASE (DECREASE)
   FROM POLICYOWNER
   TRANSACTIONS                                        3,927,335           841,477         1,242,998              (178)
                                                      ----------         ---------         ---------        -----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                                       4,510,779           946,523         1,649,765           (42,637)
                                                      ----------        ----------        ----------        -----------
NET ASSETS AT JANUARY 1, 1999                         42,519,594         9,783,726         8,120,239         3,025,409
                                                      ----------        ----------        ----------        ----------
NET ASSETS AT
   MARCH  31, 1999                                   $47,030,373       $10,730,249        $9,770,004        $2,982,772
                                                     ===========       ===========        ==========        ==========

The accompanying notes are an integral part of these financial statements




                                    F-I(U)-2

                                             VANGUARD VARIABLE INSURANCE FUND
                                             --------------------------------

                                                                                                           SMALL COMPANY
         GROWTH                   BALANCED         HIGH-GRADE BOND     INTERNATIONAL    HIGH YIELD BOND       GROWTH
        PORTFOLIO                 PORTFOLIO           PORTFOLIO          PORTFOLIO         PORTFOLIO         PORTFOLIO
        ---------                 ---------           ---------          ---------         ---------         ---------




          $      --               $       --           $   20,375       $       --        $   12,682       $       --

             13,451                    6,742                2,566            6,532             1,133            2,608
          ---------               ----------           ----------       ----------         ---------       ----------
            (13,451)                  (6,742)              17,809           (6,532)           11,549           (2,608)
          ----------              -----------          ----------       -----------        ---------       -----------



                 --                       --                   --               --                --               --

            275,799                    1,265             (23,155)          (33,231)               75         (119,106)
          ---------               ----------           ----------        ----------        ---------        ----------
            275,799                    1,265             (23,155)          (33,231)               75         (119,106)
          ---------               ----------          -----------        ----------        ---------        ----------


          $ 262,348               $   (5,477)          $  (5,346)        $ (39,763)        $  11,624       $ (121,714)
          =========               ===========          ==========        ==========        =========       ===========

                                             VANGUARD VARIABLE INSURANCE FUND
                                             --------------------------------

                                                                                                           SMALL COMPANY
         GROWTH                   BALANCED         HIGH-GRADE BOND     INTERNATIONAL    HIGH YIELD BOND       GROWTH
        PORTFOLIO                 PORTFOLIO           PORTFOLIO          PORTFOLIO         PORTFOLIO         PORTFOLIO
        ---------                 ---------           ---------          ---------         ---------         ---------



        $   (13,451)              $   (6,742)           $  17,809        $   (6,532)       $  11,549       $   (2,608)

                 --                       --                   --                --               --               --

            275,799                    1,265             (23,155)           (33,231)              75         (119,106)
         ----------               ----------            ---------         ----------        --------        ----------


            262,348                   (5,477)             (5,346)           (39,763)          11,624         (121,714)


            717,443                   74,839              823,551             30,313         213,888           68,633
         ----------               ----------            ---------         ----------        --------        ---------

            979,791                   69,362              818,205            (9,450)         225,512          (53,081)
         ----------               ----------            ---------         ----------        --------        ----------
          6,778,473                3,605,726              876,243          3,515,916         547,619        1,445,574
         ----------               ----------            ---------         ----------        --------        ---------

        $ 7,758,264               $3,675,088           $1,694,448         $3,506,466       $ 773,131       $1,392,493
        ===========               ==========           ==========         ==========       =========       ==========


                                    F-I(U)-3


                          AMERITAS LIFE INSURANCE CORP.

                              SEPARATE ACCOUNT LLVL
                    FOR THE THREE MONTHS ENDED MARCH 31, 1999
                                   (UNAUDITED)

STATEMENT OF OPERATIONS:                                                    NEUBERGER & BERMAN
                                                                               ADVISERS MANAGEMENT TRUST
                                                              ---------------------------------------------------
                                                                                                              LIMITED
                                                                                                             MATURITY
                                                      BALANCED            GROWTH          PARTNERS             BOND
                                                      PORTFOLIO          PORTFOLIO        PORTFOLIO          PORTFOLIO
                                                      ---------          ---------        ---------          ---------

                         1999

INVESTMENT INCOME:
   Dividend distributions
      received                                            $ 4,225        $      --          $  35,509         $  6,551
   Mortality and expense
      risk charge                                             446            1,743              5,471              168
                                                          -------        ---------           --------         --------
NET INVESTMENT INCOME (LOSS)                                3,779           (1,743)            30,038            6,383
                                                          -------        ----------          --------         --------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
      on investments                                        6,259           50,640             61,755              --
   Net change in unrealized
      appreciation (depreciation)                         (15,206)         (80,770)           (41,299)         (6,085)
                                                          --------       ----------          ---------        --------
NET GAIN (LOSS) ON INVESTMENTS                             (8,947)         (30,130)            20,456          (6,085)
                                                          --------       ----------          --------         --------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS                                        $(5,168)       $ (31,873)          $ 50,494         $    298
                                                          ========       ==========          ========         ========


STATEMENT OF CHANGES IN NET ASSETS:                                         NEUBERGER & BERMAN
                                                                               ADVISERS MANAGEMENT TRUST
                                                                  -----------------------------------------------
                                                                                                              LIMITED
                                                                                                             MATURITY
                                                                         BALANCED          GROWTH              BOND
                                                      PORTFOLIO          PORTFOLIO        PORTFOLIO          PORTFOLIO
                                                      ---------          ---------        ---------          ---------
                         1999

INCREASE(DECREASE) IN NET
   ASSETS FROM OPERATIONS:
   Net investment income (loss)                         $   3,779        $ (1,743)         $   30,038        $   6,383
   Net realized gain (loss)
      on investments                                        6,259           50,640             61,755               --
   Net change in unrealized
      appreciation (depreciation)                        (15,206)         (80,770)           (41,299)           (6,085)
                                                         --------        ---------        -----------         ---------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS                                        (5,168)         (31,873)             50,494              298
NET INCREASE (DECREASE)
   FROM POLICYOWNER
   TRANSACTIONS                                             5,486           54,808          (145,005)           56,970
                                                         --------         --------        -----------         --------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                                              318           22,935           (94,511)           57,268
                                                         --------         --------        -----------         --------
NET ASSETS AT JANUARY 1, 1999                             239,246          954,843          2,995,446           55,081
                                                         --------         --------         ----------         --------
NET ASSETS AT
   MARCH 31, 1999                                       $ 239,564        $ 977,778         $2,900,935        $ 112,349
                                                        =========        =========         ==========        =========

The accompanying notes are an integral part of these financial statements


                                    F-I(U)-4

                    BERGER INSTITUTIONAL
                        PRODUCTS TRUST
                   ----------------------
                                         SMALL
                                        COMPANY
              100 FUND                  GROWTH
              PORTFOLIO                PORTFOLIO
              ---------                ---------




                $     --                  $     --

                     315                       685
                --------                  --------
                    (315)                     (685)
                ---------                 ---------



                      --                        --

                   6,204                    (6,537)
                --------                  ---------
                   6,204                    (6,537)
                --------                  ---------


                $  5,889                  $ (7,222)
                ========                  =========



                    BERGER INSTITUTIONAL
                       PRODUCTS TRUST
                   ----------------------
                                         SMALL
                                        COMPANY
              100 FUND                  GROWTH
              PORTFOLIO                PORTFOLIO
              ---------                ---------



                $   (315)                 $   (685)

                      --                        --

                   6,204                    (6,537)
                --------                   --------


                   5,889                    (7,222)


                 (14,606)                  (43,282)
                ---------                 ---------

                  (8,717)                  (50,504)
                ---------                 ---------
                 173,709                   402,344
                --------                  --------

                $164,992                  $351,840
                ========                  ========





                                    F-I(U)-5

                          AMERITAS LIFE INSURANCE CORP.

                              SEPARATE ACCOUNT LLVL
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 1999
                                   (UNAUDITED)


1.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Ameritas Life Insurance Corp. Separate Account LLVL (the Account) was established under Nebraska law on August 24, 1994. The assets of the Account are held by Ameritas Life Insurance Corp. (ALIC) and are segregated from all of ALIC's other assets.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. At March 31, 1999, there are fifteen subaccounts within the Account. Nine of the subaccounts invest only in a corresponding Portfolio of the Vanguard Variable Insurance Fund which is a diversified open-end management investment company managed by The Vanguard Group. Four of the subaccounts invest only in a corresponding Portfolio of the Neuberger & Berman Advisers Management Trust which is a diversified open-end management investment company managed by Neuberger & Berman Management Incorporated. Two of the subaccounts invest only in a corresponding Portfolio of the Berger Institutional Products Trust which is a diversified open-end management investment company managed by Berger Associates.

Each Portfolio pays the manager a monthly fee for managing its investments and business affairs. The assets of the Account are carried at the net asset value of the underlying Portfolios of the funds, and the value of the policyowners' units corresponds to the Account's investment in the underlying subaccounts.

ALIC currently does not expect to incur any federal income tax liability attributable to the Account with respect to the sale of variable life policies. If, however, ALIC determines that it may incur such taxes attributable to the Account, it may assess a charge for such taxes against the account.


2.  BASIS OF PRESENTATION OF UNAUDITED INTERIM FINANCIAL STATEMENTS


Management believes that all adjustments, consisting of only normal recurring accruals, considered necessary for a fair presentation of the unaudited interim financial statements have been included. The results of operations for any interim period are not necessarily indicative of results for the full year. The unaudited interim financial statements should be read in conjunction with the audited financial statements and notes thereto for the years ended December 31, 1998, 1997, and 1996.




                                    F-I(U)-6

                          INDEPENDENT AUDITORS' REPORT

Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

     We have audited the accompanying consolidated balance sheets of Ameritas Life Insurance Corp. (a wholly owned subsidiary of Ameritas Holding Company) and subsidiaries as of December 31, 1998 and 1997, and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Ameritas Life Insurance Corp. and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
February 5, 1999

                                    F-II- 1

                         AMERITAS LIFE INSURANCE CORP.

                          CONSOLIDATED BALANCE SHEETS
                     (IN THOUSANDS, EXCEPT PER SHARE DATA)

                                                                      DECEMBER 31
                                                                ------------------------
                                                                   1998          1997
                                                                ----------    ----------
ASSETS
Investments:
  Fixed maturity securities held to maturity (fair value
     $620,543 -- 1998, $792,856 -- 1997)....................    $  586,419    $  754,581
  Fixed maturity securities available for sale (amortized
     cost $466,025 -- 1998, $462,831 -- 1997)...............       484,491       479,990
  Equity securities (cost $59,411 -- 1998,
     $59,383 -- 1997).......................................       121,905       108,744
  Mortgage loans on real estate.............................       222,151       228,709
  Loans on insurance policies...............................        29,047        70,638
  Real estate, less accumulated depreciation
     ($17,431 -- 1998, $18,324 -- 1997).....................        33,420        43,085
  Other investments.........................................        45,104        33,971
  Short-term investments....................................         1,341           655
                                                                ----------    ----------
          Total Investments.................................     1,523,878     1,720,373
Cash and cash equivalents...................................        79,019        83,139
Accrued investment income...................................        20,104        25,186
Deferred policy acquisition costs...........................       171,201       164,564
Property and equipment, less accumulated depreciation
  ($31,985 -- 1998, $29,199 -- 1997)........................        20,946        20,191
Other assets................................................        21,903        16,668
Closed block assets.........................................       309,326            --
Separate accounts...........................................     1,954,931     1,437,165
                                                                ----------    ----------
          Total.............................................    $4,101,308    $3,467,286
                                                                ==========    ==========
LIABILITIES AND STOCKHOLDER'S EQUITY
Policy and contract reserves................................    $  100,190    $  364,168
Policy and contract claims..................................        29,823        27,467
Accumulated contract values.................................     1,019,849     1,039,938
Unearned policy charges.....................................        12,160        13,177
Unearned reinsurance ceded allowance........................         1,480         1,763
Federal income taxes:
  Current...................................................         6,710           339
  Deferred..................................................        50,795        46,236
Dividends payable...........................................            --        10,134
Other liabilities...........................................        45,509        41,467
Closed block liabilities....................................       334,622            --
Separate accounts...........................................     1,954,931     1,436,677
                                                                ----------    ----------
          Total Liabilities.................................     3,556,069     2,981,366
                                                                ----------    ----------
Commitments and contingencies
Minority interest in subsidiary.............................        27,523        24,483
Common stock, par value $0.10 per share; 25,000,000 shares
  authorized, issued and outstanding........................         2,500            --
Additional paid-in capital..................................         5,000            --
Retained earnings...........................................       459,065       419,797
Accumulated other comprehensive income......................        51,151        41,640
                                                                ----------    ----------
          Total Stockholder's Equity........................       517,716       461,437
                                                                ----------    ----------
          Total.............................................    $4,101,308    $3,467,286
                                                                ==========    ==========

The accompanying notes to consolidated financial statements are an integral part of these statements.

                                    F-II- 2

                         AMERITAS LIFE INSURANCE CORP.

                     CONSOLIDATED STATEMENTS OF OPERATIONS
                                 (IN THOUSANDS)

                                                                    YEARS ENDED DECEMBER 31
                                                                --------------------------------
                                                                  1998        1997        1996
                                                                --------    --------    --------
INCOME:
Insurance revenues:
  Premiums:
     Life insurance.........................................    $ 21,159    $ 26,794    $ 26,855
     Accident and health insurance..........................     256,742     181,952     163,557
  Contract charges..........................................      68,145      57,199      49,667
  Reinsurance, net..........................................      19,930      (1,037)     (6,205)
  Reinsurance ceded allowance...............................       3,667       2,475       1,746
Investment revenues:
  Investment income, net....................................     130,102     137,744     126,862
  Realized gains, net.......................................      14,288      10,295      13,103
Other.......................................................      23,011      14,987       8,961
Loss in closed block........................................        (105)         --          --
                                                                --------    --------    --------
                                                                 536,939     430,409     384,546
                                                                --------    --------    --------
BENEFITS AND EXPENSES:
Policy benefits:
  Death benefits............................................      19,879      20,710      18,402
  Surrender benefits........................................       6,730      10,084      10,708
  Accident and health benefits..............................     200,405     130,908     112,005
  Interest credited.........................................      68,698      66,788      65,494
  Decrease in policy and contract reserves..................      (2,570)     (3,307)     (5,060)
  Other.....................................................      21,920      23,747      23,216
Sales and operating expenses................................     126,199      90,737      77,086
Amortization of deferred policy acquisition costs...........      18,584      16,441      16,790
                                                                --------    --------    --------
                                                                 459,845     356,108     318,641
                                                                --------    --------    --------
INCOME BEFORE FEDERAL INCOME TAXES AND MINORITY INTEREST IN
  EARNINGS OF SUBSIDIARY....................................      77,094      74,301      65,905
Income taxes -- current.....................................      27,229      26,401      29,081
Income taxes -- deferred....................................         157          39      (1,560)
                                                                --------    --------    --------
       Total federal income taxes...........................      27,386      26,440      27,521
                                                                --------    --------    --------
Income before minority interest in earnings of subsidiary...      49,708      47,861      38,384
Minority interest in earnings of subsidiary.................      (2,940)     (1,987)     (1,259)
                                                                --------    --------    --------
NET INCOME..................................................    $ 46,768    $ 45,874    $ 37,125
                                                                ========    ========    ========

The accompanying notes to consolidated financial statements are an integral part of these statements.

                                    F-II- 3

                         AMERITAS LIFE INSURANCE CORP.

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
                                 (IN THOUSANDS)

                                                                   YEARS ENDED DECEMBER 31
                                                                -----------------------------
                                                                 1998       1997       1996
                                                                -------    -------    -------
Net income..................................................    $46,768    $45,874    $37,125
Other comprehensive income (loss), net of tax:
  Unrealized gains on securities:
     Unrealized holding gains (losses) arising during the
       period
       (net of deferred tax of $6,913 -- 1998,
       $11,628 -- 1997,
       and $814 -- 1996)....................................     12,646     21,290      1,512
     Reclassification adjustment for gains included in net
       income
       (net of deferred tax of $1,635 -- 1998,
       $2,548 -- 1997,
       and $4,285 -- 1996)..................................     (3,036)    (4,733)    (7,958)
     Minority interest......................................        (99)      (158)        27
                                                                -------    -------    -------
  Other comprehensive income (loss).........................      9,511     16,399     (6,419)
                                                                -------    -------    -------
Comprehensive income........................................    $56,281    $62,273    $30,706
                                                                =======    =======    =======

The accompanying notes to consolidated financial statements are an integral part of these statements.

                                    F-II- 4

                         AMERITAS LIFE INSURANCE CORP.
                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                         (IN THOUSANDS, EXCEPT SHARES)

                                                                                        ACCUMULATED
                                         COMMON STOCK        ADDITIONAL                    OTHER            TOTAL
                                      -------------------    PAID - IN     RETAINED    COMPREHENSIVE    STOCKHOLDER'S
                                       SHARES      AMOUNT     CAPITAL      EARNINGS       INCOME           EQUITY
                                      ---------    ------    ----------    --------    -------------    -------------
BALANCE, January 1, 1996..........           --    $  --       $   --      $336,798       $31,660         $368,458
  Net unrealized investment
    losses, net...................           --       --           --            --        (6,446)          (6,446)
  Minority interest in net
    unrealized investment losses,
    net...........................           --       --           --            --            27               27
  Net income......................           --       --           --        37,125            --           37,125
                                      ---------    ------      ------      --------       -------         --------
BALANCE, December 31, 1996........           --       --           --       373,923        25,241          399,164
  Net unrealized investment gains,
    net...........................           --       --           --            --        16,557           16,557
  Minority interest in net
    unrealized investment gains,
    net...........................           --       --           --            --          (158)            (158)
  Net income......................           --       --           --        45,874            --           45,874
                                      ---------    ------      ------      --------       -------         --------
BALANCE, December 31, 1997........           --       --           --       419,797        41,640          461,437
  Issuance of common stock........    25,000,000   2,500        5,000        (7,500)           --               --
  Net unrealized investment gains,
    net...........................           --       --           --            --         9,610            9,610
  Minority interest in net
    unrealized investment gains,
    net...........................           --       --           --            --           (99)             (99)
  Net income......................           --       --           --        46,768            --           46,768
                                      ---------    ------      ------      --------       -------         --------
BALANCE, December 31, 1998........    25,000,000   $2,500      $5,000      $459,065       $51,151         $517,716
                                      =========    ======      ======      ========       =======         ========

The accompanying notes to consolidated financial statements are an integral part of these statements.

                                    F-II- 5

                         AMERITAS LIFE INSURANCE CORP.
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)

                                                                     YEARS ENDED DECEMBER 31
                                                                ----------------------------------
                                                                  1998        1997         1996
                                                                --------    ---------    ---------
OPERATING ACTIVITIES
Net income..................................................    $ 46,768    $  45,874    $  37,125
Adjustments to reconcile net income to net cash from
  operating activities:
  Depreciation and amortization.............................       5,717        5,275        4,231
  Amortization of deferred policy acquisition costs.........      19,090       16,441       16,790
  Policy acquisition costs deferred.........................     (40,349)     (36,117)     (30,611)
  Interest credited to contract values......................      69,487       66,788       65,494
  Amortization of discounts or premiums.....................      (4,611)      (1,747)      (1,513)
  Net realized gains on investment transactions.............     (14,288)     (10,295)     (13,103)
  Deferred income taxes.....................................         157           39       (1,560)
  Minority interest in earnings of subsidiary...............       2,940        1,987        1,259
  Change in assets and liabilities:
     Accrued investment income..............................        (455)         (10)      (1,071)
     Other assets...........................................      (6,544)      (3,239)      (1,372)
     Policy and contract reserves...........................      (2,798)      (3,446)       2,266
     Policy and contract claims.............................       3,992        6,047        2,538
     Unearned policy charges................................      (1,017)        (315)      (2,141)
     Unearned reinsurance ceded allowance...................        (283)         511          373
     Federal income taxes payable -- current................       5,422       (7,977)       1,300
     Dividends payable......................................         479         (183)        (111)
     Other liabilities......................................       6,039        6,509        5,445
     Cash from closed block.................................      (2,526)          --           --
                                                                --------    ---------    ---------
  Net cash from operating activities........................      87,220       86,142       85,339
                                                                --------    ---------    ---------
INVESTING ACTIVITIES
Purchase of investments:
  Fixed maturity securities held to maturity................     (62,244)     (39,522)    (122,182)
  Fixed maturity securities available for sale..............    (137,319)    (115,864)     (40,572)
  Equity securities.........................................     (21,944)     (29,432)     (19,925)
  Mortgage loans on real estate.............................     (68,518)     (56,251)     (57,248)
  Real estate...............................................        (998)      (1,676)        (642)
  Short-term investments....................................      (1,632)      (2,124)      (5,844)
  Other investments.........................................     (16,343)      (6,026)     (23,073)
Proceeds from sale of investments:
  Fixed maturity securities available for sale                    14,447       16,419        4,774
  Equity securities -- unaffiliated.........................      24,681       19,914       18,676
  Equity securities -- affiliated...........................          --           --          190
  Real estate...............................................      14,117        1,723          951
  Other investments.........................................       4,166          649        7,949
Proceeds from maturities or repayment of investments:
  Fixed maturity securities held to maturity................      84,662       68,069       71,317
  Fixed maturity securities available for sale..............      68,338       45,942       36,519
  Mortgage loans on real estate.............................      37,810       49,750       34,594
  Real estate...............................................          --           --           --
  Other investments.........................................       5,325        6,278       15,106
  Short-term investments....................................         958        3,050       16,571
Purchase of property and equipment..........................      (4,002)      (5,413)      (3,711)
Proceeds from sale of property and equipment................          43           45           78
Net change in loans on insurance policies...................      (3,377)      (2,622)       1,252
Closed block investing activities...........................         178           --           --
                                                                --------    ---------    ---------
  Net cash from investing activities........................     (61,652)     (47,091)     (65,220)
                                                                --------    ---------    ---------

The accompanying notes to consolidated financial statements are an integral part of these statements.

                                    F-II- 6

                         AMERITAS LIFE INSURANCE CORP.
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)

                                                                     YEARS ENDED DECEMBER 31
                                                                ----------------------------------
                                                                  1998        1997         1996
                                                                --------    ---------    ---------
FINANCING ACTIVITIES
Contribution for minority interest in subsidiary............          --        1,530       22,445
Net change in accumulated contract values...................     (30,380)     (34,584)     (47,186)
Closed block financing activities...........................         692           --           --
                                                                --------    ---------    ---------
  Net cash from financing activities........................     (29,688)     (33,054)     (24,741)
                                                                --------    ---------    ---------
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS............      (4,120)       5,997       (4,622)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD............      83,139       77,142       81,764
                                                                --------    ---------    ---------
CASH AND CASH EQUIVALENTS AT END OF PERIOD..................    $ 79,019    $  83,139    $  77,142
                                                                ========    =========    =========
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes..................................    $ 21,936    $  34,397    $  27,748
NON-CASH FINANCING ACTIVITIES:
  Issuance of common stock..................................    $  7,500    $      --    $      --
  Assets transferred to closed block........................     307,754           --           --
  Liabilities transferred to closed block...................     332,223           --           --

The accompanying notes to consolidated financial statements are an integral part of these statements.

                                    F-II- 7

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
                                 (IN THOUSANDS)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND NATURE OF OPERATIONS

On September 13, 1997, the Board of Directors of Ameritas Life Insurance Corp. (Ameritas) adopted the Plan which authorized the reorganization (Reorganization) of Ameritas into a mutual insurance holding company structure. The Nebraska Department of Insurance held a public hearing on the Reorganization on October 14, 1997 and approved the Plan on October 24, 1997. The policyowners' of Ameritas approved the Plan on December 8, 1997 and the Reorganization became effective on January 1, 1998 (effective date).

Pursuant to the Reorganization, Ameritas (i) formed Ameritas Mutual Insurance Holding Company (AMHC) as a mutual insurance holding company under the insurance laws of the State of Nebraska, (ii) formed Ameritas Holding Company (AHC) as an intermediate stock holding company under the general laws of the State of Nebraska, and (iii) amended and restated its Charter and Articles of Incorporation to authorize the issuance of capital stock and the continuance of its existence as a stock life insurance company under the same name. As of the effective date of the Reorganization, the membership interests and the contractual rights of the policyowners of Ameritas were separated -- the membership interests automatically became, by operation of law, membership interests in AMHC and the contractual rights remained in Ameritas. Each person who becomes the owner of a designated policy issued by Ameritas after the effective date of the Reorganization will become a member of AMHC and have a membership interest in AMHC so long as such policy remains in force. The membership interests in AMHC follow, and are not severable, from the policy from which the membership interest in AMHC is derived.

On the effective date, Ameritas issued 25 million of its authorized shares of capital stock to AMHC. AMHC then contributed all of these to AHC in exchange for 20 million shares of its common stock. As a result, AHC directly owns Ameritas, and AMHC indirectly owns Ameritas, through AHC. The reorganization was accounted for at historical cost in a manner similar to a pooling of interests. Accordingly, the accompanying financial statements and disclosures reflect the operations of Ameritas for all periods presented.

Ameritas' insurance operations consist of life and health insurance and annuity and pension contracts. Ameritas and its subsidiaries operates in all 50 states and the District of Columbia. Wholly owned insurance subsidiaries include First Ameritas Life Insurance Corp. Of New York and Pathmark Assurance Company. Ameritas is also a 66% owner of AMAL Corporation (incorporated March 8, 1996), which owns 100% of Ameritas Variable Life Insurance Company and Ameritas Investment Corp. (a broker/dealer). In addition to the subsidiaries noted above, Ameritas conducts other diversified financial-service-related operations through the following wholly owned subsidiaries: Veritas Corp (a marketing organization for low-load insurance products); Ameritas Investment Advisors, Inc. (an advisor providing investment management services); and Ameritas Managed Dental Plan, Inc. (A prepaid dental organization).

CLOSED BLOCK

Effective October 1, 1998 (the Effective Date) Ameritas formed a closed block (the Closed Block) of policies, under an arrangement approved by the Insurance Department of the State of Nebraska, to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which Ameritas had a dividend scale in effect on the Effective Date. The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

                                    F-II- 8

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 -- (CONTINUED)
                                 (IN THOUSANDS)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
   POLICIES -- (CONTINUED)
The financial results of the Closed Block, while prepared on a GAAP basis, reflect the provisions of the approved arrangement and not the actual results of operations and financial position. The arrangement provides for the level of expenses charged to the Closed Block, actual expenses related to the Closed Block operations are charged outside of the Closed Block; therefore the contribution or loss from the Closed Block does not represent the actual operations of the Closed Block.

Summarized financial information of the Closed Block as of December 31, 1998 and from October 1, 1998 to December 31, 1998, is as follows (in thousands):

                                                                CLOSED BLOCK
                                                                ------------
ASSETS:
  Fixed maturity securities held to maturity (fair value
     $156,499)..............................................      $148,398
  Fixed maturity securities available for sale (amortized
     cost $53,679)..........................................        56,384
  Mortgage loans on real estate.............................        38,756
  Loans on insurance policies...............................        44,968
  Cash and cash equivalents.................................         1,656
  Accrued investment income.................................         5,537
  Deferred policy acquisition costs.........................        12,364
  Other assets..............................................         1,263
                                                                  --------
     Total Closed Block Assets..............................      $309,326
                                                                  ========
LIABILITIES:
  Policy and contract reserves..............................      $261,180
  Policy and contract claims................................         1,636
  Accumulated contract values...............................        59,196
  Dividends payable.........................................        10,613
  Other liabilities.........................................         1,997
                                                                  --------
     Total Closed Block Liabilities.........................      $334,622
                                                                  ========
INCOME, BENEFITS AND EXPENSES:
  Premiums..................................................      $  4,354
  Investment income, net....................................         5,054
  Policy benefits...........................................        (5,123)
  Sales and operating expenses..............................          (812)
  Amortization of deferred policy acquisition costs.........          (506)
  Dividends appropriated for policyowners...................        (3,072)
                                                                  --------
     Loss in Closed Block...................................      $   (105)
                                                                  ========

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of Ameritas Life Insurance Corp. and its majority-owned subsidiaries (the Company). These consolidated financial statements exclude the effects of all material intercompany transactions.

USE OF ESTIMATES

The preparation of consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated

                                    F-II- 9

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 -- (CONTINUED)
                                 (IN THOUSANDS)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
   POLICIES -- (CONTINUED)
financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECLASSIFICATIONS

Certain items on the prior year financial statements have been restated to conform to current year presentation.

The principal accounting and reporting practices followed are:

INVESTMENTS

The Company classifies its securities into categories based upon the Company's intent relative to the eventual disposition of the securities. The first category, held to maturity securities, includes fixed maturity securities which the Company has the positive intent and ability to hold to maturity. These securities are carried at amortized cost. The second category, available for sale securities, may be sold to address the liquidity and other needs of the Company. Securities classified as available for sale are carried at fair value on the balance sheet with unrealized gains and losses excluded from operations and reported as a separate component of stockholder's equity included in accumulated other comprehensive income, net of related deferred acquisition costs and income tax effects. The third category, trading securities, is for debt and equity securities acquired for the purpose of selling them in the near term. The Company has not classified any of its securities as trading securities.

Equity securities (common stock and nonredeemable preferred stock) are valued at fair value, and are classified as available for sale.

Mortgage loans on real estate are carried at amortized cost less an allowance for estimated uncollectible amounts. SFAS No. 114, "Accounting by Creditors for Impairment of a Loan," which was amended by SFAS No. 118, "Accounting by Creditors for Impairment of a Loan -- Income Recognition and Disclosures," requires that an impaired loan be measured at the present value of expected future cash flows, or alternatively, the observable market price or the fair value of the collateral. Total impaired loans as of December 31, 1998 and 1997, and the associated interest income were not material.

Investment real estate owned directly by the Company is carried at cost less accumulated depreciation and allowances for estimated losses. Real estate acquired through foreclosure is carried at the lower of cost or fair value minus estimated costs to sell.

Other investments primarily include investments in venture capital partnerships and real estate joint ventures accounted for using the equity method, and securities owned by the broker dealer subsidiary valued at fair value. Changes in the fair value of the securities owned by the broker dealer are included in investment income.

Short-term investments are carried at amortized cost, which approximates fair value.

Realized investment gains and losses on sales of securities are determined on the specific identification method. Write-offs of investments that decline in value below cost on other than a temporary basis and the change in the allowances for mortgage loans and wholly owned real estate are included with realized gains in the consolidated statements of operations.

The Company records write-offs or allowances for its investments based upon an evaluation of specific problem investments. The Company reviews, on a continual basis, all invested assets to identify

                                    F-II- 10

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 -- (CONTINUED)
                                 (IN THOUSANDS)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
   POLICIES -- (CONTINUED)
investments where the Company may have credit concerns. Investments with credit concerns include those the Company has identified as experiencing a deterioration in financial condition.

CASH EQUIVALENTS

The Company considers all highly liquid debt securities purchased with a remaining maturity of less than three months to be cash equivalents.

PROPERTY AND EQUIPMENT

Property and equipment are carried at cost less accumulated depreciation. The Company provides for depreciation of property and equipment using straight-line and accelerated methods over the estimated useful lives of the assets.

SEPARATE ACCOUNTS

The Company operates separate accounts on which the earnings or losses accrue exclusively to contractholders. The assets (principally investments) and liabilities of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. The separate accounts are an investment alternative for pension, variable life, and variable annuity products which the Company markets. Amounts are reported at fair value.

PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS

RECOGNITION OF PARTICIPATING AND TERM LIFE, ACCIDENT AND HEALTH AND ANNUITY PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS
Participating life insurance products include those products with fixed and guaranteed premiums and benefits on which dividends are paid by the Company. Premiums on participating and term life products and certain annuities with life contingencies (immediate annuities) are recognized as premium revenue when due. Accident and health insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the premium-paying period of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

RECOGNITION OF UNIVERSAL LIFE-TYPE CONTRACTS REVENUE AND BENEFITS TO
POLICYOWNERS
Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyowner, premiums paid by the policyowner or interest accrued to policyowners' balances. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for universal life-type policies consist of charges assessed against policy account values for deferred policy loading, mortality risk expense, the cost of insurance and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

                                    F-II- 11

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 -- (CONTINUED)
                                 (IN THOUSANDS)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
   POLICIES -- (CONTINUED)
RECOGNITION OF INVESTMENT CONTRACT REVENUE AND BENEFITS TO POLICYOWNERS Contracts that do not subject the Company to risks arising from policyowner mortality or morbidity are referred to as investment contracts. Deposit administration plans and certain deferred annuities are considered investment contracts. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for investment products consist of investment income and policy administration charges. Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances, and interest credited to contract balances.

POLICY ACQUISITION COSTS

Those costs of acquiring new business, which vary with and are directly related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future premiums. Such costs include commissions, certain costs of policy issuance and underwriting, and certain agency expenses.

Costs deferred related to term life insurance are amortized over the premium-paying period of the related policies, in proportion to the ratio of annual premium revenues to total anticipated premium revenues. Such anticipated premium revenues are estimated using the same assumptions used for computing liabilities for future policy benefits.

Costs deferred related to participating life, universal life-type policies and investment-type contracts are amortized generally over the lives of the policies, in relation to the present value of estimated gross profits from mortality, investment and expense margins. The estimated gross profits are reviewed periodically based on actual experience and changes in assumptions.

A roll-forward of the amounts reflected in the consolidated balance sheets as deferred policy acquisition costs is as follows:

                                                                          DECEMBER 31
                                                                --------------------------------
                                                                  1998        1997        1996
                                                                --------    --------    --------
Beginning balance...........................................    $164,564    $146,405    $130,420
Acquisition costs deferred..................................      40,324      36,117      30,611
Amortization of deferred policy acquisition costs...........     (18,584)    (16,441)    (16,790)
Amount transferred to closed block..........................     (12,845)         --          --
Adjustment for unrealized investment (gain)/loss............      (2,258)     (1,517)      2,164
                                                                --------    --------    --------
Ending balance..............................................    $171,201    $164,564    $146,405
                                                                ========    ========    ========

To the extent that unrealized gains or losses on available for sale securities would result in an adjustment of deferred policy acquisition costs had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded as an adjustment of the unrealized investment gains or losses included in stockholder's equity.

FUTURE POLICY AND CONTRACT BENEFITS

Liabilities for future policy benefits for participating and term life contracts and additional coverages offered under policy riders are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and dividends. The assumptions are based on projections of past

                                    F-II- 12

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 -- (CONTINUED)
                                 (IN THOUSANDS)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
   POLICIES -- (CONTINUED)
experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. These liabilities are shown as policy and contract reserves.

Liabilities for future policy and contract benefits on universal life-type and investment-type contracts are based on the policy account balance, and are shown as accumulated contract values.

The liabilities for future policy and contract benefits for group long-term disability reserves are based upon interest rate assumptions and morbidity and termination rates from published tables, modified for Company experience.

DIVIDENDS TO POLICYOWNERS

A portion of the Company's business has been issued on a participating basis. The amount of policyowners' dividends to be paid is determined annually by the Board of Directors.

INCOME TAXES

All companies included in these consolidated financial statements, with the exception of AMAL and its subsidiaries, files a consolidated life/non-life tax return. An agreement among the members of the consolidated group provides for distribution of consolidated tax results as if filed on a separate return basis. The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the cumulative differences in assets and liabilities determined on a tax return and financial statement basis at the current enacted tax rates.

Federal income tax returns have been examined by the Internal Revenue Service
(IRS) through 1995. Management is currently appealing certain adjustments proposed by the IRS for tax years 1988 and 1990 through 1995, and believes adequate provisions have been made for any additional taxes which may become due with respect to the adjustments proposed by the IRS.

2. INVESTMENTS

Investment income summarized by type of investment was as follows:

                                                                    YEARS ENDED DECEMBER 31
                                                                --------------------------------
                                                                  1998        1997        1996
                                                                --------    --------    --------
Fixed maturity securities held to maturity..................    $ 53,680    $ 59,700    $ 59,366
Fixed maturity securities available for sale................      33,846      32,605      30,039
Equity securities...........................................       1,783       1,899       1,571
Mortgage loans on real estate...............................      20,312      19,866      19,376
Real estate.................................................      11,871      12,317       9,699
Loans on insurance policies.................................       3,849       4,341       4,265
Other investments...........................................       9,639      15,494       8,572
Short-term investments and cash and cash equivalents........       8,665       4,266       5,069
                                                                --------    --------    --------
  Gross investment income...................................     143,645     150,488     137,957
Investment expenses.........................................      13,543      12,744      11,095
                                                                --------    --------    --------
  Net investment income.....................................    $130,102    $137,744    $126,862
                                                                ========    ========    ========

                                    F-II- 13

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 -- (CONTINUED)
                                 (IN THOUSANDS)

2. INVESTMENTS -- (CONTINUED)
Net pretax realized investment gains (losses) were as follows:

                                                                    YEARS ENDED DECEMBER 31
                                                                --------------------------------
                                                                  1998        1997        1996
                                                                --------    --------    --------
Net gains (losses) on disposals, including calls, of
  investments
  Fixed maturity securities held to maturity................    $  2,235    $  1,059    $    237
  Fixed maturity securities available for sale..............       1,906         494         802
  Equity securities.........................................       2,764       6,787      11,439
  Mortgage loans on real estate.............................       1,583         959          66
  Real estate...............................................       5,877         502         136
  Other.....................................................          (2)        564         503
                                                                --------    --------    --------
                                                                  14,363      10,365      13,183
                                                                --------    --------    --------
Provisions for losses on investments
  Mortgage loans on real estate.............................        (100)        (20)        (80)
  Real estate...............................................          25         (50)         --
                                                                --------    --------    --------
Net pretax realized investment gains........................    $ 14,288    $ 10,295    $ 13,103
                                                                ========    ========    ========

Proceeds from sales of securities and gross gains and losses realized on those sales were as follows:

                                                                  YEAR ENDED DECEMBER 31, 1998
                                                                --------------------------------
                                                                PROCEEDS     GAINS       LOSSES
                                                                --------    --------    --------
Fixed maturity securities available for sale................    $ 14,447    $    433    $    302
Equity securities...........................................      24,681       3,874       1,110
                                                                --------    --------    --------
                                                                $ 39,128    $  4,307    $  1,412
                                                                ========    ========    ========

                                                                  YEAR ENDED DECEMBER 31, 1997
                                                                --------------------------------
                                                                PROCEEDS     GAINS       LOSSES
                                                                --------    --------    --------
Fixed maturity securities available for sale................    $ 16,419    $    161    $      8
Equity securities...........................................      19,914       7,725         938
                                                                --------    --------    --------
                                                                $ 36,333    $  7,886    $    946
                                                                ========    ========    ========

                                                                  YEAR ENDED DECEMBER 31, 1996
                                                                --------------------------------
                                                                PROCEEDS     GAINS       LOSSES
                                                                --------    --------    --------
Fixed maturity securities available for sale................    $  4,774    $     30    $    247
Equity securities...........................................      18,676      11,796         357
                                                                --------    --------    --------
                                                                $ 23,450    $ 11,826    $    604
                                                                ========    ========    ========

                                    F-II- 14

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 -- (CONTINUED)
                                 (IN THOUSANDS)

2. INVESTMENTS -- (CONTINUED)
The amortized cost and fair value of investments in securities by type of investment were as follows:

                                                                     DECEMBER 31, 1998
                                                       ----------------------------------------------
                                                                      GROSS UNREALIZED
                                                       AMORTIZED     ------------------
                                                          COST        GAINS      LOSSES    FAIR VALUE
                                                       ----------    --------    ------    ----------
Fixed maturity securities held to maturity
  U.S. Corporate...................................    $  351,099    $ 20,258    $  417    $  370,940
  Mortgage-backed..................................       114,146       6,294        --       120,440
  U.S. Treasury securities and obligations of U.S.
     government agencies...........................        57,879       5,870        --        63,749
  Foreign..........................................        63,295       2,231       112        65,414
                                                       ----------    --------    ------    ----------
     Total fixed maturity securities held to
       maturity....................................       586,419      34,653       529       620,543
                                                       ----------    --------    ------    ----------
Fixed maturity securities available for sale
  U.S. Corporate...................................       305,576      12,361       466       317,471
  Mortgage-backed..................................        80,018       1,295        19        81,294
  Asset-backed.....................................         7,998         202        --         8,200
  U.S. Treasury securities and obligations of U.S.
     government agencies...........................        58,841       4,425        --        63,266
  Foreign..........................................        13,592         668        --        14,260
                                                       ----------    --------    ------    ----------
     Total fixed maturity securities available for
       sale........................................       466,025      18,951       485       484,491
                                                       ----------    --------    ------    ----------
  Equity securities................................        59,411      63,511     1,017       121,905
  Short-term investments...........................         1,341          --        --         1,341
                                                       ----------    --------    ------    ----------
     Total available for sale securities...........       526,777      82,462     1,502       607,737
                                                       ----------    --------    ------    ----------
       Total.......................................    $1,113,196    $117,115    $2,031    $1,228,280
                                                       ==========    ========    ======    ==========

                                                                     DECEMBER 31, 1997
                                                       ----------------------------------------------
                                                                      GROSS UNREALIZED
                                                       AMORTIZED     ------------------
                                                          COST        GAINS      LOSSES    FAIR VALUE
                                                       ----------    --------    ------    ----------
Fixed maturity securities held to maturity
  U.S. Corporate...................................    $  448,344    $ 23,764    $  423    $  471,685
  Mortgage-backed..................................       147,741       6,523        14       154,250
  U.S. Treasury securities and obligations of U.S.
     government agencies...........................        82,107       5,764        --        87,871
  Foreign..........................................        76,389       2,769       108        79,050
                                                       ----------    --------    ------    ----------
     Total fixed maturity securities held to
       maturity....................................       754,581      38,820       545       792,856
                                                       ----------    --------    ------    ----------
Fixed maturity securities available for sale
  U.S. Corporate...................................       282,265      11,742       280       293,727
  Mortgage-backed..................................        86,370       1,957       165        88,162
  Asset-backed.....................................         7,997         169        --         8,166
  U.S. Treasury securities and obligations of U.S.
     government agencies...........................        67,342       3,455       242        70,555
  Foreign..........................................        18,857         524         1        19,380
                                                       ----------    --------    ------    ----------
     Total fixed maturity securities available for
       sale........................................       462,831      17,847       688       479,990
                                                       ----------    --------    ------    ----------
  Equity securities................................        59,383      49,893       532       108,744
  Short-term investments...........................           655          --        --           655
                                                       ----------    --------    ------    ----------
     Total available for sale securities...........       522,869      67,740     1,220       589,389
                                                       ----------    --------    ------    ----------
       Total.......................................    $1,277,450    $106,560    $1,765    $1,382,245
                                                       ==========    ========    ======    ==========

                                    F-II- 15

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 -- (CONTINUED)
                                 (IN THOUSANDS)

2. INVESTMENTS -- (CONTINUED)
The amortized cost and fair value of fixed maturity securities by contractual maturity at December 31, 1998 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                         AVAILABLE FOR SALE        HELD TO MATURITY
                                                        ---------------------    ---------------------
                                                        AMORTIZED      FAIR      AMORTIZED      FAIR
                                                          COST        VALUE        COST        VALUE
                                                        ---------    --------    ---------    --------
Due in one year or less.............................    $ 15,916     $ 16,110    $  7,600     $  7,693
Due after one year through five years...............     168,635      175,041     130,762      136,181
Due after five years through ten years..............     150,487      156,680     243,218      257,923
Due after ten years.................................      42,971       47,167      90,693       98,306
Mortgage-backed and asset-backed securities.........      88,016       89,493     114,146      120,440
                                                        --------     --------    --------     --------
  Total.............................................    $466,025     $484,491    $586,419     $620,543
                                                        ========     ========    ========     ========

3. INCOME TAXES

The items that give rise to deferred tax assets and liabilities relate to the following:

                                                                    YEARS ENDED
                                                                    DECEMBER 31
                                                                --------------------
                                                                  1998        1997
                                                                --------    --------
Net unrealized investment gains.............................    $ 35,211    $ 29,569
Equity in subsidiaries......................................      12,058       9,992
Deferred policy acquisition costs...........................      53,003      47,713
Prepaid expenses............................................       3,903       3,246
Other.......................................................       2,277       2,327
                                                                --------    --------
Gross deferred tax liability................................     106,452      92,847
                                                                --------    --------
Future policy and contract benefits.........................      38,333      30,593
Deferred future revenues....................................       5,845       6,091
Policyowner dividends.......................................       3,715       3,547
Pension and postretirement benefits.........................       2,917       2,715
Other.......................................................       4,847       3,665
                                                                --------    --------
Gross deferred tax asset....................................      55,657      46,611
                                                                --------    --------
  Net deferred tax liability................................    $ 50,795    $ 46,236
                                                                ========    ========

The difference between the U.S. federal income tax rate and the consolidated tax provision rate is summarized as follows:

                                                                    YEARS ENDED
                                                                    DECEMBER 31
                                                                --------------------
                                                                1998    1997    1996
                                                                ----    ----    ----
Federal statutory tax rate..................................    35.0%   35.0%   35.0%
Equity in subsidiaries......................................    2.6     2.4      1.2
Surplus tax.................................................     --     (2.7)    7.1
Other.......................................................    (2.1)   0.9     (1.5)
                                                                ----    ----    ----
  Effective tax rate........................................    35.5%   35.6%   41.8%
                                                                ====    ====    ====

The "surplus tax," IRC Section 809, is an imputation of income to mutual life insurance companies according to a formula based on a comparison of the returns of equity of the mutual and stock segments of the life insurance industry. The Company's provision for its surplus tax is based on the Company's best estimate of what its final surplus tax will be.

                                    F-II- 16

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 -- (CONTINUED)
                                 (IN THOUSANDS)

4. EMPLOYEE AND AGENT BENEFIT PLANS

The Company has a noncontributory defined benefit plan covering substantially all employees. Plan benefits are based on years of credited service and the employee's compensation during the last five years of employment. The Company's funding policy is to make contributions each year at least equal to the minimum funding requirements for tax-qualified retirement plans. Pension costs include current service costs, which are accrued and funded on a current year basis, and past service costs, which are amortized over the average remaining service life of all employees on the adoption date. The assets of the plan are not segregated.

The Company also provides certain health care benefits to retired employees. These benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. Employees become eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the Company medical plan for the immediately preceding five years.

The following tables provide a reconciliation of the changes in the plans' benefit obligations and fair value of assets over the two-year period ending December 31, 1998, and a statement of the funded status as of December 31 of both years:

                                                             PENSION BENEFITS       OTHER BENEFITS
                                                            ------------------    ------------------
                                                             1998       1997       1998       1997
                                                            -------    -------    -------    -------
Reconciliation of benefit obligation
  Benefit obligation at beginning of year...............    $23,232    $20,261    $ 4,498    $ 4,746
  Service cost..........................................      1,970      1,408        141        158
  Interest cost.........................................      1,777      1,496        251        304
  Actuarial (gain)/loss.................................      4,488      1,023       (711)      (552)
  Benefits paid.........................................       (721)      (956)      (155)      (158)
                                                            -------    -------    -------    -------
  Benefit obligation at end of year.....................    $30,746    $23,232    $ 4,024    $ 4,498
                                                            =======    =======    =======    =======
Reconciliation of fair value of plan assets
  Fair value of plan assets at beginning of year........    $24,271    $20,153    $ 1,767    $ 1,252
  Actual return on plan assets..........................      2,517      3,330        120         90
  Employer contributions................................      2,201      1,744         --        425
  Benefits paid.........................................       (721)      (956)        --         --
                                                            -------    -------    -------    -------
  Fair value of plan assets at end of year..............    $28,268    $24,271    $ 1,887    $ 1,767
                                                            =======    =======    =======    =======

                                                             PENSION BENEFITS       OTHER BENEFITS
                                                            ------------------    ------------------
                                                             1998       1997       1998       1997
                                                            -------    -------    -------    -------
Funded Status
  Funded status at end of year..........................    $(2,478)   $ 1,039    $(2,137)   $(2,731)
  Unrecognized net actuarial (gain)/loss................      3,086       (875)    (2,075)    (1,498)
  Unrecognized prior service cost.......................      1,143      1,236        (15)       (18)
                                                            -------    -------    -------    -------
  Prepaid/(accrued) benefit cost........................    $ 1,751    $ 1,400    $(4,227)   $(4,247)
                                                            =======    =======    =======    =======

                                    F-II- 17

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 -- (CONTINUED)
                                 (IN THOUSANDS)

4. EMPLOYEE AND AGENT BENEFIT PLANS -- (CONTINUED)
Periodic pension expense for the Company included the following components:

                                                                   YEARS ENDED DECEMBER 31
                                                                -----------------------------
                                                                 1998       1997       1996
                                                                -------    -------    -------
Service cost................................................    $ 1,970    $ 1,408    $ 1,223
Interest cost...............................................      1,777      1,496      1,866
Expected return on plan assets..............................     (2,517)    (3,329)    (2,817)
Amortization of transition (asset) obligation...............         94         94         94
Amortization of net loss....................................        526      1,742        838
                                                                -------    -------    -------
Net periodic benefit cost...................................    $ 1,850    $ 1,411    $ 1,204
                                                                =======    =======    =======

Periodic postretirement medical expense for the Company included the following components:

                                                                YEARS ENDED DECEMBER 31
                                                                -----------------------
                                                                1998     1997     1996
                                                                -----    -----    -----
Service cost................................................    $ 141    $ 158    $ 177
Interest cost...............................................      251      304      315
Expected return on plan assets..............................     (124)     (89)     (57)
Amortization of prior service cost..........................       (2)      --       --
Amortization of net gain....................................     (130)     (77)     (35)
                                                                -----    -----    -----
Net periodic benefit cost...................................    $ 136    $ 296    $ 400
                                                                =====    =====    =====

The assumptions used in the measurement of the Company's benefit obligation are shown in the following table:

                                                                  PENSION
                                                                  BENEFITS      OTHER BENEFITS
                                                                ------------    --------------
                                                                1998    1997    1998     1997
                                                                ----    ----    -----    -----
Weighted-average assumptions as of December 31
  Discount rate.............................................    6.75    7.25    6.75     7.25
  Expected return on plan assets............................    8.00    8.00    7.50     7.50
  Rate of compensation increase.............................    4.50    4.50      --       --

The assumed health care trend line rate used in measuring the accumulated postretirement benefit obligation, for pre-65 employees, was 7.5% in 1997 decreasing linearly each successive year until it reaches 5.5% in 1999, after which it remains constant.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A 1% change in health care trend rates would have the following effects:

                                                                1% INCREASE    1% DECREASE
                                                                -----------    -----------
Effect on total of service and interest cost components of
  net periodic postretirement health care benefit cost......       $  17          $ (17)
Effect on the health care component of the accumulated
  postretirement benefit obligation.........................       $ 117          $(131)

The Company's employees and agents also participate in defined contribution plans that cover substantially all full-time employees and agents. Company contributions were $852 in 1998, $868 in 1997 and $800 in 1996.

                                    F-II- 18

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 -- (CONTINUED)
                                 (IN THOUSANDS)

5. INSURANCE REGULATORY MATTERS

STATUTORY SURPLUS AND NET INCOME

Net income of Ameritas and its insurance subsidiaries, as determined in accordance with statutory accounting practices, was $41,019, $47,200, and $44,100 for 1998, 1997 and 1996, respectively and statutory surplus was $357,700, $311,300, and $257,300 at December 31, 1998, 1997 and 1996,
respectively. Insurance companies are required to maintain a certain level of surplus to be in compliance with state laws and regulations. Surplus is monitored by state regulators to ensure compliance with risk based capital requirements.

Under statutes of the Insurance Department of Nebraska, the amount of dividends payable to stockholders are limited.

6. REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large risks.

The effect of reinsurance on premiums earned is as follows:

                                                                    YEARS ENDED DECEMBER 31
                                                                --------------------------------
                                                                  1998        1997        1996
                                                                --------    --------    --------
Assumed.....................................................    $ 32,191    $  9,740    $  6,344
Ceded.......................................................     (12,261)    (10,777)    (12,549)
                                                                --------    --------    --------
                                                                $ 19,930    $ (1,037)   $ (6,205)
                                                                ========    ========    ========

The Company remains contingently liable in the event that a reinsurer is unable to meet the obligations ceded under the reinsurance agreement.

7. RESERVE FOR UNPAID CLAIMS

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

                                                                  1998        1997        1996
                                                                --------    --------    --------
Balance at January 1........................................    $ 22,433    $ 17,957    $ 14,925
Reinsurance reserves (net)..................................      (1,748)        (89)        121
                                                                --------    --------    --------
                                                                  20,685      17,868      15,046
                                                                --------    --------    --------
Incurred related to:
  Current year..............................................     186,940     132,940     117,610
  Prior year................................................      (6,678)     (4,675)     (2,051)
                                                                --------    --------    --------
     Total incurred.........................................     180,262     128,265     115,559
                                                                --------    --------    --------
Paid related to:
  Current year..............................................     161,843     112,255      99,742
  Prior year................................................      14,007      13,193      12,995
                                                                --------    --------    --------
     Total paid.............................................     175,850     125,448     112,737
                                                                --------    --------    --------
                                                                  25,097      20,685      17,868
Reinsurance reserves (net)..................................       2,561       1,748          89
                                                                --------    --------    --------
Balance at December 31......................................    $ 27,658    $ 22,433    $ 17,957
                                                                ========    ========    ========

                                    F-II- 19

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 -- (CONTINUED)
                                 (IN THOUSANDS)

7. RESERVE FOR UNPAID CLAIMS -- (CONTINUED)
The liability for unpaid accident and health claims and claim adjustment expenses is included in policy and contract claims on the consolidated balance sheets.

8. COMMITMENTS AND CONTINGENCIES

INVESTMENTS

Securities commitments of $30,545 and $25,848, and mortgage loan and real estate commitments of $8,284 and $17,742 were outstanding for investments to be purchased in subsequent years as of December 31, 1998 and 1997, respectively. These commitments have been made in the normal course of investment operations and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of those instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

LINE OF CREDIT

The Company has a $25,000 unsecured line of credit available at December 31, 1998. No balance was outstanding at any time during 1998 or 1997.

STATE LIFE AND HEALTH GUARANTY FUNDS

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company has estimated its costs related to past insolvencies and has provided a reserve included in other liabilities of $2,650 and $2,325 as of December 31, 1998 and 1997, respectively.

LITIGATION

From time to time, the Company and its subsidiaries is subject to litigation in the normal course of business. Management does not believe that the Company is party to any such pending litigation which would have a material adverse effect on its financial statements or future operations.

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures are made regarding fair value information about certain financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized on immediate settlement of the instrument. All nonfinancial instruments are excluded from disclosure requirements.

Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 1998 and 1997. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date; therefore, current estimates of fair value may differ significantly from the amounts presented herein.

                                    F-II- 20

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 -- (CONTINUED)
                                 (IN THOUSANDS)

9. FAIR VALUE OF FINANCIAL INSTRUMENTS -- (CONTINUED)
The following methods and assumptions were used by the Company in estimating its fair value disclosures for each class of financial instrument for which it is practicable to estimate a value:

          FIXED MATURITY SECURITIES -- For publicly traded securities, fair value is determined using an independent pricing source. For securities without a readily ascertainable fair value, the value has been determined using an interest rate spread matrix based upon quality, weighted average maturity and Treasury yields.

          EQUITY SECURITIES -- For publicly traded securities, fair value is determined using prices from an independent pricing source.

          LOANS ON INSURANCE POLICIES -- Fair value for loans on insurance policies is estimated using a discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance policies with similar characteristics are aggregated for purposes of the calculations.

          MORTGAGE LOANS ON REAL ESTATE -- Mortgage loans in good standing are valued on the basis of discounted cash flow. The interest rate that is assumed is based upon the weighted average term of the mortgage and appropriate spread over Treasuries.

          OTHER INVESTMENTS -- Fair value for venture capital partnerships is estimated based on values as last reported by the partnership and discounted for their lack of marketability. Real estate partnerships are carried on the equity method and are excluded from the fair value disclosure.

          SHORT-TERM INVESTMENTS -- The carrying amount approximates fair value because of the short maturity of these instruments.

          CASH AND CASH EQUIVALENTS -- The carrying amounts equal fair value.

          ACCRUED INVESTMENT INCOME -- Fair value equals book value.

          ACCUMULATED CONTRACT VALUES -- Funds on deposit with a fixed maturity are valued at discounted present value using market interest rates. Funds on deposit which do not have fixed maturities are carried at the amount payable on demand at the reporting date, which approximates fair value.

          COMMITMENTS -- The estimated fair value of commitments approximates carrying value because the fees currently charged for these arrangements and the underlying interest rates approximate market.

                                    F-II- 21

                         AMERITAS LIFE INSURANCE CORP.
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 -- (CONTINUED)
                                 (IN THOUSANDS)

9. FAIR VALUE OF FINANCIAL INSTRUMENTS -- (CONTINUED)
Estimated fair values are as follows:

                                                                          DECEMBER 31
                                                        ------------------------------------------------
                                                                 1998                      1997
                                                        ----------------------    ----------------------
                                                        CARRYING                  CARRYING
                                                         AMOUNT     FAIR VALUE     AMOUNT     FAIR VALUE
                                                        --------    ----------    --------    ----------
Financial assets:
  Fixed maturity securities
     Held to maturity...............................    $586,419    $  620,543    $754,581    $  792,856
     Available for sale.............................     484,491       484,491     479,990       479,990
  Equity securities.................................     121,905       121,905     108,744       108,744
  Loans on insurance policies.......................      29,047        30,332      70,638        63,356
  Mortgage loans on real estate.....................     222,151       238,006     228,709       240,583
  Other investments.................................      23,901        28,391      22,717        32,466
  Short-term investments............................       1,341         1,341         655           655
  Cash and cash equivalents.........................      79,019        79,019      83,139        83,139
  Accrued investment income.........................      20,104        20,104      25,186        25,186
Financial liabilities:
  Accumulated contract values excluding amounts held
     under insurance contracts......................     783,275       786,152     764,505       764,998

10. SUBSEQUENT EVENT

In September, 1998, Ameritas and Acacia Life Insurance Company (Acacia) agreed in principle that all of Acacia Financial Group, Ltd.'s (the stock holding company of Acacia) outstanding common stock, would be acquired by Ameritas Holding Company in a business combination accounted for as a pooling of interests. This merger became effective January 1, 1999. In addition the members interest in Acacia Mutual Holding Corporation were merged with those of Ameritas Mutual Insurance Holding Company. Concurrently, the name was changed to Ameritas Acacia Mutual Holding Company. Historical financial information presented in future reports will be restated to include the financial information of the merged companies.

The following summarized unaudited data gives effect to the acquisition as if the combination had been consummated. The most current combined financial information available is as of September 30, 1998.

                                                                SEPTEMBER 30,    DECEMBER 31,
                                                                    1998             1997
                                                                -------------    ------------
Assets......................................................     $6,049,266       $5,740,880

                                                                                     YEARS ENDED
                                                           FOR THE NINE MONTH        DECEMBER 31
                                                              PERIOD ENDED       --------------------
                                                           SEPTEMBER 30, 1998      1997        1996
                                                           ------------------    --------    --------
Income.................................................         $619,170         $721,568    $664,578
Net Income.............................................         $ 39,363         $ 62,341    $ 44,505

                                    F-II- 22


                          AMERITAS LIFE INSURANCE CORP.
                           CONSOLIDATED BALANCE SHEET
                      (IN THOUSANDS, EXCEPT PER SHARE DATA)
                                   (UNAUDITED)

                                                                                                     MARCH 31,
                                                                                                       1999
                                                                                               ---------------------
                                           ASSETS

Investments:

 Fixed maturity securities held to maturity                                                    $             579,895
 Fixed maturity securities available for sale

                                                                                                             490,432

 Equity securities                                                                                           122,024
 Mortgage loans on real estate                                                                               233,579
 Loans on insurance policies                                                                                  31,409
 Real estate, less accumulated depreciation                                                                   27,722
 Other investments                                                                                            47,123
 Short-term investments                                                                                          298
                                                                                               ---------------------
                                      Total investments                                                    1,532,482
                                                                                               ---------------------
Cash and cash equivalents                                                                                    101,897
Accrued investment income                                                                                     20,149
Deferred policy acquisition costs                                                                            179,483
Property and equipment, less accumulated depreciation                                                         21,161
Other assets                                                                                                  24,938
Closed block  assets                                                                                         308,877
Separate accounts                                                                                          2,095,628
                                                                                               ---------------------
                                            TOTAL                                              $           4,284,615
                                                                                               =====================


                            LIABILITIES AND STOCKHOLDER'S EQUITY

Policy and contract reserves                                                                   $             100,460
Policy and contract claims                                                                                    30,597
Accumulated contract values                                                                                1,035,789
Unearned policy charges                                                                                       12,127
Unearned reinsurance ceded allowance                                                                           1,465
Federal income taxes-
     Current                                                                                                  13,440
     Deferred                                                                                                 48,196
Other liabilities                                                                                             54,967
Closed block liabilities                                                                                     334,191
Separate accounts                                                                                          2,095,628
                                                                                               ---------------------
                                      TOTAL LIABILITIES                                                    3,726,860
                                                                                               ---------------------

Commitments and contingencies
Minority interest in subsidiary                                                                               27,835

Common Stock, par value $0.10 per share, 25,000,000 shares
     authorized, issued and outstanding                                                                        2,500
Additional paid-in capital                                                                                     5,000
Retained earnings                                                                                            472,372
Accumulated other comprehensive income                                                                        50,048
                                                                                               ---------------------
                                                     Total Stockholder's Equity                              529,920

                                                                                               ---------------------
                                                          Total                                $           4,284,615
                                                                                               =====================


The accompanying notes to consolidated financial statements are an integral part of these statements.

                                   F-II(U)-1


                          AMERITAS LIFE INSURANCE CORP.
                      CONSOLIDATED STATEMENT OF OPERATIONS
                                 (IN THOUSANDS)
                                   (UNAUDITED)



                                                                                                   FOR THE THREE
                                                                                                   MONTHS ENDED
                                                                                                     MARCH 31,
                                                                                                       1999
                                                                                               ---------------------
INCOME:
Insurance revenues:

  Premiums
    Life Insurance                                                                             $               2,186
    Accident and health insurance                                                                             66,898
 Contract charges                                                                                             18,038
 Reinsurance, net                                                                                                 88
 Reinsurance, ceded allowance                                                                                    881
Investment revenues:
  Investment income, net                                                                                      27,545
  Realized gains, net                                                                                          8,365
Other                                                                                                          6,844
Gain in Closed Block                                                                                             810
                                                                                               ---------------------
                                                                                                             131,655
                                                                                               ---------------------



BENEFITS AND EXPENSES:

Policy benefits:
  Death benefits                                                                                               4,935
  Surrender benefits                                                                                            (182)
  Accident and health benefits                                                                                47,336
  Interest credited                                                                                           15,968
  Decrease in policy and contract reserves                                                                       424
  Other                                                                                                        3,200
Sales and operating expenses                                                                                  32,723
Amortization of deferred policy acquisition costs                                                              5,006
                                                                                               ---------------------
                                                                                                             109,410
                                                                                               ---------------------
Income before federal income taxes and minority interest in
      earnings of subsidiary                                                                                  22,245

Income taxes - current                                                                                         9,928
Income taxes - deferred                                                                                       (1,561)
                                                                                               ---------------------
  Total federal income taxes                                                                                   8,367
                                                                                               ---------------------

Income before minority interest in earnings of subsidiary                                                     13,878

Minority interest in earnings of subsidiary                                                                     (571)
                                                                                               ---------------------

NET INCOME                                                                                     $              13,307
                                                                                               =====================







The accompanying notes to consolidated financial statements are an integral part of these statements.

                                   F-II(U)-2


                          AMERITAS LIFE INSURANCE CORP.
                 CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
                                 (IN THOUSANDS)
                                   (UNAUDITED)



                                                                                                 FOR THE THREE
                                                                                                  MONTHS ENDED
                                                                                                   MARCH 31,
                                                                                                      1999
                                                                                             ----------------------

Net Income                                                                                   $               13,307
Other comprehensive income (loss), net of tax:
  Unrealized gains on securities:
    Unrealized holding gains (losses) arising during
    period (net of deferred tax of $423 )                                                                      (283)

  Reclassification adjustment for gains included in

    Net income (net of deferred tax of $580)                                                                 (1,078)

  Minority interest                                                                                             259
                                                                                             ----------------------
 Other comprehensive income (loss)                                                                           (1,102)
                                                                                             ----------------------

Comprehensive income                                                                         $               12,205
                                                                                             ======================







The accompanying notes to consolidated financial statements are an integral part of these statements.

                                   F-II(U)-3



                          AMERITAS LIFE INSURANCE CORP.
                        CONSOLIDATED STATEMENT OF EQUITY
                                 (IN THOUSANDS)
                                   (UNAUDITED)


                                                                                                        Accumulated
                                                                      Additional                           Other           Total
                                              Common Stock            Paid - In        Retained        Comprehensive   Stockholder's
                                       --------------------------
                                         Shares         Amount         Capital         Earnings            Income          Equity
                                       -----------    -----------    ------------    -------------   --------------    -------------
BALANCE, January 1, 1999                    25,000    $     2,500    $      5,000    $     459,065   $       51,151    $    517,716

Net unrealized investment losses, net            -              -               -                -           (1,362)         (1,362)

Minority interest in net unrealized
    investment losses, net                       -              -               -                -              259             259

Net income                                       -              -               -           13,307                -          13,307
                                       -----------    -----------    ------------    -------------   ---------------   -------------
BALANCE, March 31, 1999                     25,000    $     2,500    $      5,000    $     472,372   $       50,048    $    529,920
                                       ===========    ===========    ============    =============   ===============   =============



















The accompanying notes to consolidated financial statements are an integral part of these statements.

                                   F-II(U)-4


                          AMERITAS LIFE INSURANCE CORP.
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                                 (IN THOUSANDS)
                                   (UNAUDITED)



                                                                                                           FOR THE THREE
                                                                                                            MONTHS ENDED
                                                                                                           MARCH 31, 1999
                                                                                                       ----------------------
OPERATING ACTIVITIES
--------------------
 Net Income                                                                                            $               13,307
 Adjustments to reconcile net income to net cash from operating activities:
         Depreciation and amortization                                                                                  1,532
         Policy acquisition costs deferred                                                                            (10,091)
         Interest credited to contract values                                                                          16,600
         Amortization of discounts or premiums                                                                         (1,280)
         Net realized gains on investment transactions                                                                 (8,375)
         Deferred income taxes                                                                                         (1,596)
         Minority interest in earnings of subsidiary                                                                      571
         Change in assets and liabilities:
            Accrued investment income                                                                                     455
            Other assets                                                                                               (2,698)
            Policy and contract reserves                                                                                  (58)
            Policy and contract claims                                                                                  1,166
            Unearned policy charges                                                                                       (32)
            Unearned reinsurance ceded allowance                                                                          (15)
            Federal income taxes payable - current                                                                      5,781
            Dividends payable                                                                                            (286)
            Other liabilities                                                                                           9,378
            Cash from Closed Block                                                                                      2,071
                                                                                                       ----------------------
Net cash from operating activities                                                                                     31,440
                                                                                                       ----------------------

INVESTING ACTIVITIES
--------------------
Purchase of investments:
     Fixed maturity securities held to maturity                                                                       (11,872)
     Fixed maturity securities available for sale                                                                     (28,607)
     Equity securities                                                                                                 (1,896)
     Mortgage loans on real estate                                                                                    (16,555)
     Real estate                                                                                                         (682)
     Other investments                                                                                                 (2,735)
Proceeds from sale of investments:
     Equity securities - unaffiliated                                                                                   6,676
     Real estate                                                                                                       12,250











The accompanying notes to consolidated financial statements are an integral part of these statements.

                                   F-II(U)-5

                          AMERITAS LIFE INSURANCE CORP.
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                                 (IN THOUSANDS)
                                   (UNAUDITED)



                                                                                                           FOR THE THREE
                                                                                                            MONTHS ENDED
                                                                                                           MARCH 31, 1999
                                                                                                       ----------------------
INVESTING ACTIVITIES (continued):
---------------------------------
Proceed from maturities or repayment of investments:
     Fixed maturity securities held to maturity                                                        $               18,803
     Fixed maturity securities available for sale                                                                      13,116
     Mortgage loans on real estate                                                                                      5,972
     Short-term investments                                                                                             1,045
     Other investments                                                                                                  1,817
Purchase of property and equipment                                                                                       (996)
Proceeds from sale of property and equipment                                                                               10
Net change in loans on insurance policies                                                                              (2,313)
Closed block investing activities                                                                                         770
                                                                                                       ----------------------
Net cash from investing activities                                                                                     (5,197)
                                                                                                       ----------------------

FINANCING ACTIVITIES:
---------------------
Net change in accumulated contract values                                                                                (715)
Closed block financing activities                                                                                      (2,650)
                                                                                                       ----------------------
Net cash from financing activities                                                                                     (3,365)
                                                                                                       ----------------------

INCREASE IN CASH AND CASH EQUIVALENTS                                                                                  22,878

CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD                                                                       79,019

                                                                                                       ----------------------
CASH AND CASH EQUIVALENTS AT END OF PERIOD                                                             $              101,897
                                                                                                       ======================


SUPPLEMENTAL CASH FLOW INFORMATION:

     Cash paid for income taxes                                                                        $                3,215









The accompanying notes to consolidated financial statements are an integral part of these statements.

                                   F-II(U)-6

                          AMERITAS LIFE INSURANCE CORP.
                  NOTES TO THE CONSOLIDATED FINANCIAL STATEMENT
                    FOR THE THREE MONTHS ENDED MARCH 31, 1999
                                 (IN THOUSANDS)
                                   (UNAUDITED)



1.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
------------------------------------------------------------------------

Ameritas Life Insurance Corp. (Ameritas), a stock life insurance company domiciled in the State of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company which is a wholly owned subsidiary of Ameritas Acacia Mutual Holding Company. Ameritas' insurance operations consist of life and health insurance and annuity and pension contracts. Ameritas and its subsidiaries operates in all 50 states and the District of Columbia. Wholly owned insurance subsidiaries include First Ameritas Life Insurance Corp. Of New York and Pathmark Assurance Company. Ameritas is also a 66% owner of AMAL Corporation (incorporated March 8, 1996), which owns 100% of Ameritas Variable Life Insurance Company and Ameritas Investment Corp. (a broker/dealer). In addition to the subsidiaries noted above, Ameritas conducts other diversified financial-service-related operations through the following wholly owned subsidiaries: Veritas Corp (a marketing organization for low-load insurance products); Ameritas Investment Advisors, Inc. (an advisor providing investment management services); and Ameritas Managed Dental Plan, Inc. (A prepaid dental organization).


USE OF ESTIMATES
The preparation of consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


2. BASIS OF PRESENTATION OF UNAUDITED INTERIM FINANCIAL STATEMENTS
------------------------------------------------------------------

Management believes that all adjustments, consisting of only normal recurring accruals, considered necessary for a fair presentation of the unaudited interim financial statements have been included. The results of operations for any interim period are not necessarily indicative of results for the full year. The unaudited interim financial statements should be read in conjunction with the audited financial statements and notes thereto for the years ended December 31, 1998, 1997 and 1996.


                                   F-II(U)-7

APPENDIX A

Illustrations of Death Benefits and Accumulation Values

The following tables illustrate how the Net Cash Surrender Values and Death Benefits of a Policy may change with the investment experience of the Fund. The tables show how the Net Cash Surrender Values and Death Benefits of a Policy issued to an Insured of a given age and specified underwriting risk classification who pays the given premium at issue would vary over time if the investment return on the assets held in each portfolio of the Funds were a uniform, gross, after-tax annual rate of 0%, 6%, or 12%. The tables on pages A-2 through A-5 illustrate a Policy issued to a male, age 45, under a Preferred rate non-smoker underwriting risk classification. This policy provides for a standard smoker and non-smoker, and preferred non-smoker classification and different rates for certain Specified Amounts. The Net Cash Surrender Values and Death Benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years, or if the Insured were assigned to a different underwriting risk classification.


The second column of the tables shows the accumulated value of the premiums paid at 5%. The following columns show the Net Cash Surrender Values and the Death Benefits for uniform hypothetical rates of return shown in these tables. The tables on pages A-2 and A-4 are based on the current Cost of Insurance Rates, current expense deductions and the current percent of premium loads. These reflect the basis on which Ameritas currently sells its Policies. The maximum Cost of Insurance Rates allowable under the Policy are based upon the 1980 Commissioner's Standard Ordinary Smoker and Non-Smoker, Male and Female Mortality Tables. Ameritas anticipates reflecting future improvements in actual mortality experience through adjustments in the current Cost of Insurance Rates actually applied. Ameritas also anticipates reflecting any future improvements in expenses incurred by applying lower percent of premiums of loads and other expense deductions. The Death Benefits and cash values shown in the tables on pages A-3 and A-5 are based on the assumption that the maximum allowable Cost of Insurance Rates as described above ("guaranteed cost") and maximum allowable expense deductions are made throughout the life of the Policy.


The amounts shown for the Net Cash Surrender Values and Death Benefits reflect the fact that the net investment return of the Subaccounts is lower than the gross, after-tax return of the assets held in the Funds as a result of expenses paid by the Fund and charges levied against the Subaccounts. The values shown take into account an average of the daily expenses paid by each portfolio available for investment (the equivalent to an annual rate of 1.35% of the aggregate average daily net assets of the Fund), and the daily charge by Ameritas to each Subaccount for assuming mortality and expense risks (which is equivalent to a charge at an annual rate of 0.60% for Policy Years 1 - 15 and
 .30% thereafter on pages A-2 and A-4 and at an annual rate of .60% for all years on pages A-3 and A-5 of the average net assets of the Subaccounts). NBMI has agreed to reimburse each Neuberger Berman Portfolio for its operating expenses and its pro rata share of its corresponding series' operating expenses, excluding the compensation of NBMI, taxes, interest, extraordinary expenses, brokerage commissions, and transaction costs that exceed 1% of the portfolio's average daily net asset value. Bankers Trust Company, as investment adviser to the Bankers Trust Funds, has entered into agreements to waive and/or reimburse operating expenses, including its fees, that exceed .30% of the Equity 500 Index, .45% of the Small Cap Index, and .65% of the EAFE(R) Index aggregate average daily net asset values. PADCO Advisors II, Inc., investment advisor of the Rydex Variable Trust, and PADCO Service Company, Inc., servicer to the Rydex Variable Trust, have voluntarily agreed to waive fees and/or reimburse expenses to ensure that expenses do not exceed the following totals: Nova Fund - 2.20%; Ursa Fund - 2.30%; OTC Fund - 2.20%; Precious Metals Fund - 2.20%; U.S. Government Bond Fund - 1.80%; Juno Fund - 2.30%. These agreements are expected to continue in future years but may be terminated at any time. The illustrated gross annual investment rates of return of 0%, 6%, and 12% were computed after deducting these amounts and correspond to approximate net annual rates of -1.95%, 4.05%, and 10.05%, respectively.


The hypothetical values shown in the tables do not reflect any additional charges for federal income tax burden attributable to Separate Account LLVL, since Ameritas is not currently making such charges. However, such charges may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0 percent, 6 percent, or 12 percent by an amount sufficient to cover the tax charges in order to produce the Death Benefits and values illustrated. (See the section on Federal Tax Matters.)

The tables illustrate the Policy values that would result based upon the hypothetical investment rates of return if premiums are paid as indicated, if all net premiums are allocated to Separate Account LLVL, and if no Policy loans have been made. The tables are also based on the assumptions that the Policy Owner has not requested an increase or decrease in the initial Specified Amount, that no Partial Withdrawals have been made, and that no more than fifteen transfers have been made in any Policy Year so that no transfer charges have been incurred. Illustrated values would be different if the proposed Insured were female, a smoker, in substandard risk classification, or were another age, or if a higher or lower premium was illustrated.

Upon request, Ameritas will provide comparable illustrations based upon the proposed Insured's age, sex and underwriting classification, the Specified Amount, the Death Benefit option, and Planned Periodic Premium schedule requested, and any available riders requested. In addition, upon client request, illustrations may be furnished reflecting allocation of premiums to specified Subaccounts. Such illustrations will reflect the expenses of the portfolio in which the Subaccount invests.
                                                      LLSVUL
                                                        A-1

ILLUSTRATION OF POLICY VALUES
AMERITAS LIFE INSURANCE CORP.

                                    SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

Male Issue Age: 60                            Nontobacco                                   Preferred Underwriting Class
Female Issue Age: 55                          Nontobacco                                   Preferred Underwriting Class

                                       PLANNED PERIODIC ANNUAL PREMIUM: $22,522
                                         INITIAL SPECIFIED AMOUNT: $1,000,000
                                                DEATH BENEFIT OPTION: A

                                   USING CURRENT SCHEDULE OF COST OF INSURANCE RATES

                              0% Hypothetical Gross           6% Hypothetical Gross         12% Hypothetical Gross
                             Annual Investment Return       Annual Investment Return       Annual Investment Return
                                 (-1.95% Net)                    (4.05% Net)                      (10.05% Net)
                         --------------------------------------------------------------------------------------------------
           Accumulated
 End Of    Premiums At               Cash                              Cash                         Cash
 Policy    5% Interest             Surrender   Death                Surrender Death               Surrender  Death
  Year      Per Year                 Value    Benefit                 Value  Benefit                Value   Benefit
  ----      --------                 -----    -------                 -----  -------                -----   -------
    1          23648                 20780    1000000                 22070  1000000                23360   1000000
    2          48478                 41049    1000000                 44924  1000000                48956   1000000
    3          74549                 60795    1000000                 68575  1000000                76991   1000000
    4         101924                 80011    1000000                 93035  1000000               107696   1000000
    5         130668                 98693    1000000                118329  1000000               141331   1000000
    6         160849                117425    1000000                154084  1000000               178809   1000000
    7         192539                135603    1000000                172743  1000000               219892   1000000
    8         225813                153213    1000000                201327  1000000               264934   1000000
    9         260752                170256    1000000                230871  1000000               314348   1000000
   10         297437                186730    1000000                261412  1000000               368595   1000000
   11         335956                202623    1000000                292983  1000000               428182   1000000
   12         376401                217944    1000000                325642  1000000               493700   1000000
   13         418869                232667    1000000                359421  1000000               565784   1000000
   14         463460                246799    1000000                394386  1000000               645179   1000000
   15         510281                260285    1000000                430561  1000000               732695   1000000
   16         559442                273821    1000000                469267  1000000               831506   1000000
   17         611062                286542    1000000                509382  1000000               940895   1063211
   18         665263                298389    1000000                550995  1000000              1061574   1178347
   19         722173                309290    1000000                594204  1000000              1194684   1302205
   20         781930                318956    1000000                639020  1000000              1341534   1435441

   25        1128630                342880    1000000                894588  1000000              2333948   2450645
   30        1571118                291369    1000000               1219331  1280297              3930421   4126942
   35        2135856                 64441    1000000               1603248  1683411              6457507   6780382

1) Assumes an annual $22,522 premium is paid at the beginning of each Policy Year. Values would be different if premiums with a different frequency or in different amounts.
2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED,
PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY AMERITAS OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                     LLSVUL
                                       A-2

ILLUSTRATION OF POLICY VALUES
AMERITAS LIFE INSURANCE CORP.

                                    SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

Male Issue Age: 60                            Nontobacco                                   Preferred Underwriting Class
Female Issue Age: 55                          Nontobacco                                   Preferred Underwriting Class

                                       PLANNED PERIODIC ANNUAL PREMIUM: $22,522
                                         INITIAL SPECIFIED AMOUNT: $1,000,000
                                                DEATH BENEFIT OPTION: A

                                  USING MAXIMUM ALLOWABLE OF COST OF INSURANCE RATES

                              0% Hypothetical Gross           6% Hypothetical Gross         12% Hypothetical Gross
                             Annual Investment Return       Annual Investment Return       Annual Investment Return
                                 (-1.95% Net)                    (4.05% Net)                      (10.05% Net)
                         --------------------------------------------------------------------------------------------------
          Accumulated
 End Of    Premiums At               Cash                              Cash                         Cash
 Policy    5% Interest             Surrender   Death                Surrender Death               Surrender  Death
  Year      Per Year                 Value    Benefit                 Value  Benefit                Value   Benefit
  ----      --------                 -----    -------                 -----  -------                -----   -------
    1          23648                 20317    1000000                 21592  1000000                22867   1000000
    2          48478                 40061    1000000                 43876  1000000                47845   1000000
    3          74549                 59204    1000000                 66841  1000000                75107   1000000
    4         101924                 77720    1000000                 90480  1000000               104851   1000000
    5         130668                 95577    1000000                114779  1000000               137289   1000000
    6         160849                112735    1000000                139717  1000000               172655   1000000
    7         192539                129141    1000000                165264  1000000               211201   1000000
    8         225813                144730    1000000                191379  1000000               253206   1000000
    9         260752                159416    1000000                218005  1000000               298975   1000000
   10         297437                173105    1000000                245081  1000000               348862   1000000
   11         335956                185688    1000000                272542  1000000               403279   1000000
   12         376401                197049    1000000                300322  1000000               462718   1000000
   13         418869                207057    1000000                328356  1000000               527770   1000000
   14         463460                215569    1000000                356581  1000000               599153   1000000
   15         510281                222407    1000000                384930  1000000               677737   1000000
   16         559442                228075    1000000                414538  1000000               766701   1000000
   17         611062                231590    1000000                444261  1000000               865799   1000000
   18         665263                232601    1000000                474012  1000000               976166   1083544
   19         722173                230678    1000000                503707  1000000              1097811   1196614
   20         781930                225313    1000000                533283  1000000              1231995   1318234

   25        1128630                121976    1000000                680269  1000000              2133717   2240403
   30        1571118                     0    1000000                847426  1000000              3555966   3733765
   35        2135856                     0          0               1109210  1164671              5743290   6030455

1) Assumes an annual $22,522 premium is paid at the beginning of each Policy Year. Values would be different if premiums with a different frequency or in different amounts.
2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED,
PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY AMERITAS OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                     LLSVUL

ILLUSTRATION OF POLICY VALUES
AMERITAS LIFE INSURANCE CORP.

                                    SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

Male Issue Age: 60                            Nontobacco                                   Preferred Underwriting Class
Female Issue Age: 55                          Nontobacco                                   Preferred Underwriting Class

                                       PLANNED PERIODIC ANNUAL PREMIUM: $77,903
                                         INITIAL SPECIFIED AMOUNT: $1,000,000
                                                DEATH BENEFIT OPTION: B

                                   USING CURRENT SCHEDULE OF COST OF INSURANCE RATES

                              0% Hypothetical Gross           6% Hypothetical Gross         12% Hypothetical Gross
                             Annual Investment Return       Annual Investment Return       Annual Investment Return
                                 (-1.95% Net)                    (4.05% Net)                      (10.05% Net)
                         --------------------------------------------------------------------------------------------------
           Accumulated
 End Of    Premiums At               Cash                              Cash                       Cash
 Policy    5% Interest             Surrender   Death                Surrender Death             Surrender    Death
  Year      Per Year                 Value    Benefit                 Value  Benefit              Value     Benefit
  ----      --------                 -----    -------                 -----  -------              -----     -------
    1          81798                 73451    1073451                 77964  1077964              82478     1082478
    2         167686                145359    1145359                158971  1158971             173125     1173125
    3         257868                215725    1215725                243115  1243115             272735     1272735
    4         352559                284554    1284554                330496  1330496             382181     1382181
    5         451985                351856    1351856                421225  1421225             502428     1502428
    6         556382                418220    1418220                516016  1516016             635159     1635159
    7         665999                483054    1483054                614402  1614402             780979     1780979
    8         781097                546348    1546348                716489  1716489             941161     1941161
    9         901950                608109    1608109                822401  1822401            1117124     2117124
   10        1028845                668340    1668340                932267  1932267            1310424     2310424
   11        1162085                727028    1727028               1046202  2046202            1522762     2522762
   12        1301987                784188    1784188               1164358  2164358            1756033     2756033
   13        1448885                839789    1839789               1286840  2286840            2012278     3012278
   14        1603127                893838    1893838               1413801  2413801            2293781     3293781
   15        1765081                946263    1946263               1545317  2545317            2602973     3602973
   16        1935133                999914    1999914               1686181  2686181            2950413     3950413
   17        2113688               1051751    2051751               1832217  2832217            3332836     4332836
   18        2301170               1101678    2101678               1983521  2983521            3753730     4753730
   19        2498026               1149569    2149569               2140160  3140160            4216915     5216915
   20        2704726               1194983    2194983               2301879  3301879            4726271     5726271

   25        3903976               1375624    2375624               3183247  4183247            8139188     9139188
   30        5434558               1433340    2433340               4150663  5150663           13587049    14587049
   35        7388011               1294955    2294955               5129432  6129432           22257676    23370560

1) Assumes an annual $77,903 premium is paid at the beginning of each Policy Year. Values would be different if premiums with a different frequency or in different amounts.
2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED,
PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY AMERITAS OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                     LLSVUL
                                       A-4

ILLUSTRATION OF POLICY VALUES
AMERITAS LIFE INSURANCE CORP.

                                    SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

Male Issue Age: 60                            Nontobacco                                   Preferred Underwriting Class
Female Issue Age: 55                          Nontobacco                                   Preferred Underwriting Class

                                       PLANNED PERIODIC ANNUAL PREMIUM: $77,903
                                         INITIAL SPECIFIED AMOUNT: $1,000,000
                                                DEATH BENEFIT OPTION: B

                                  USING MAXIMUM ALLOWABLE OF COST OF INSURANCE RATES

                              0% Hypothetical Gross           6% Hypothetical Gross         12% Hypothetical Gross
                             Annual Investment Return       Annual Investment Return       Annual Investment Return
                                 (-1.95% Net)                    (4.05% Net)                      (10.05% Net)
                         --------------------------------------------------------------------------------------------------
                 Accumulated
 End Of    Premiums At               Cash                              Cash                       Cash
 Policy    5% Interest             Surrender   Death                Surrender Death             Surrender    Death
  Year      Per Year                 Value    Benefit                 Value  Benefit              Value     Benefit
  ----      --------                 -----    -------                 -----  -------              -----     -------
   1           81798                 72988    1072988                 77486  1077486              81984     1081984
   2          167686                144368    1144368                157919  1157919             172011     1172011
   3          257868                214121    1214121                241367  1241367             270835     1270835
   4          352559                282229    1282229                327901  1327901             379289     1379289
   5          451985                348664    1348664                417583  1417583             498274     1498274
   6          556382                413386    1413386                510465  1510465             628773     1628773
   7          665999                476336    1476336                606584  1606584             771845     1771845
   8          781097                537438    1537438                705955  1705955             928636     1928636
   9          901950                596586    1596586                808564  1808564            1100375     2100375
  10         1028845                653658    1653658                914377  1914377            1288394     2288394
  11         1162085                708513    1708513               1023337  2023337            1494137     2494137
  12         1301987                760994    1760994               1135365  2135365            1719175     2719175
  13         1448885                810925    1810925               1250356  2250356            1965211     2965211
  14         1603127                858112    1858112               1368180  2368180            2234101     3234101
  15         1765081                902323    1902323               1488659  2488659            2527842     3527842
  16         1935133                946194    1946194               1616227  2616227            2856371     3856371
  17         2113688                986544    1986544               1746466  2746466            3215955     4215955
  18         2301170               1022947    2022947               1878995  2878995            3609305     4609305
  19         2498026               1054914    2054914               2013344  3013344            4039338     5039338
  20         2704726               1081907    2081907               2148967  3148967            4509221     5509221

  25         3903976               1122616    2122616               2823811  3823811            7590772     8590772
  30         5434558                947589    1947589               3416202  4416202           12362361    13362361
  35         7388011                466803    1466803               3784056  4784056           19772763    20772763

1) Assumes an annual $77,903 premium is paid at the beginning of each Policy Year. Values would be different if premiums with a different frequency or in different amounts.
2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED,
PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY AMERITAS OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                     LLSVUL
                                       A-5